UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Aggressive Growth Prepared Portfolio

BlackRock Conservative Prepared Portfolio

BlackRock Core Bond Portfolio

BlackRock GNMA Portfolio

BlackRock Growth Prepared Portfolio

BlackRock High Yield Bond Portfolio

BlackRock Inflation Protected Bond Portfolio

BlackRock Investment Grade Bond Portfolio

BlackRock Low Duration Bond Portfolio

BlackRock Moderate Prepared Portfolio

BlackRock Secured Credit Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II,         55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2015

Date of reporting period: 12/31/2014

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Conservative Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 37.8%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	106,636	$2,691,481
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	312,652	3,214,061
BlackRock Energy & Resources Portfolio, Institutional Class (b)	24,993	706,791
BlackRock Equity Dividend Fund, Institutional Class	104,960	2,618,758
BlackRock EuroFund, Institutional Class	139,010	2,007,305
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	273,718	3,246,298
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	131,985	2,440,406
iShares MSCI EMU ETF	95,727	3,477,762
iShares U.S. Energy ETF	31,434	1,408,558
iShares U.S. Financials ETF	31,492	2,840,578
iShares U.S. Industrials ETF	17,605	1,876,517
iShares U.S. Technology ETF	32,766	3,420,770
Master Basic Value LLC	$5,634,717	5,634,717
Master Large Cap Growth Portfolio	$5,927,617	5,927,617

		41,511,619

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 47.1%
BlackRock Global Long/Short Credit Fund, Institutional Class	618,322	$6,411,998
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	642,360	6,494,260
Master Total Return Portfolio	$38,830,720	38,830,720

		51,736,978

Short-Term Securities — 14.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)	15,906,110	15,906,110
Total Affiliated Investment Companies (Cost — $106,286,080*) — 99.4%		109,154,707
Other Assets Less Liabilities — 0.6%		699,334

Net Assets — 100.0%		$109,854,041

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$105,108,631

Gross unrealized appreciation	$15,637,211
Gross unrealized depreciation	(11,591,135)

Net unrealized appreciation	$4,046,076

Portfolio Abbreviations

ETF	Exchange Traded Fund
JPY	Japanese Yen

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Conservative Prepared Portfolio

(a)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2014	Value at December 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	86,713	19,923		—	106,636	$2,691,481	—	$491,085
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	508,551	—		195,899	312,652	$3,214,061	—	$74,442
BlackRock Energy & Resources Portfolio, Institutional Class	—	24,993		—	24,993	$706,791	—	—
BlackRock Equity Dividend Fund, Institutional Class	99,413	5,547		—	104,960	$2,618,758	$24,282	$109,489
BlackRock EuroFund, Institutional Class	134,780	4,230		—	139,010	$2,007,305	$60,623	—
BlackRock Global Long/Short Credit Fund, Institutional Class	651,971	26,001		59,650	618,322	$6,411,998	—	$261,873
BlackRock Global Long/Short Equity Fund, Institutional Class	443,987	297		170,566	273,718	$3,246,298	—	$85,428
BlackRock Liquidity Funds, TempFund, Institutional Class	904,747	15,001,363	[1]	—	15,906,110	$15,906,110	$1,546	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	103,145	28,840		—	131,985	$2,440,406	—	$512,784
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	696,226	14,529		68,395	642,360	$6,494,260	$35,825	$103,428
iShares MSCI EMU ETF	95,727	—		—	95,727	$3,477,762	25,054	—
iShares MSCI Japan ETF	380,270	—		380,270	—	—	—	$(465,994)
iShares U.S. Energy ETF	31,434	—		—	31,434	$1,408,558	$6,860	—
iShares U.S. Financials ETF	31,492	—		—	31,492	$2,840,578	$10,788	—
iShares U.S. Healthcare ETF	15,794	—		15,794	—	—	—	$304,164
iShares U.S. Industrials ETF	17,605	—		—	17,605	$1,876,517	$9,589	—
iShares U.S. Technology ETF	32,766	—		—	32,766	$3,420,770	$12,278	—
Master Basic Value LLC	$5,487,470	$147,247	[1,2]	—	$5,634,717	$5,634,717	$33,584	$84,414
Master Large Cap Growth Portfolio	$5,557,190	$370,427	[1,2]	—	$5,927,617	$5,927,617	$17,983	$138,015
Master Total Return Portfolio	$37,058,770	$1,771,950	[1,2]	—	$38,830,720	$38,830,720	$326,197	$384,720

[1]	Represents net shares/beneficial interest purchased.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock Conservative Prepared Portfolio

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
47	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	4,823,140	$162,980
55	Euro STOXX 50 Index	Eurex	March 2015	USD	2,085,103	118,580
19	JPY Currency Futures	Chicago Mercantile	March 2015	USD	1,982,888	(30,602)
36	Nikkei 225 Futures	Osaka	March 2015	USD	5,239,585	(150,925)
19	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	2,409,141	12,941
(26)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	3,934,775	111,388
(50)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	5,946,484	4,613
Total						$228,975

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$58,761,653	$50,393,054	—	$109,154,707

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$281,560	—	—	$281,560
Interest rate contracts	128,942	—	—	128,942
Liabilities:
Equity contracts	(150,925)	—	—	(150,925)
Foreign currency exchange contracts	(30,602)	—	—	(30,602)

Total	$228,975	—	—	$228,975

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$746,960	—	—	$746,960
Liabilities:
Bank overdraft	—	$(43,578)	—	(43,578)

Total	$746,960	$(43,578)	—	$703,382

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Moderate Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 54.1%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	266,765	$6,733,147
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	291,341	2,994,980
BlackRock Energy & Resources Portfolio, Institutional Class (b)	110,988	3,138,747
BlackRock Equity Dividend Fund, Institutional Class	263,498	6,574,278
BlackRock EuroFund, Institutional Class	369,163	5,330,714
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	255,216	3,026,856
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	257,537	4,761,857
iShares MSCI EMU ETF	123,926	4,502,232
iShares U.S. Energy ETF	61,158	2,740,490
iShares U.S. Financials ETF	61,153	5,516,001
iShares U.S. Industrials ETF	33,972	3,621,075
iShares U.S. Technology ETF	63,627	6,642,659
Master Basic Value LLC	$13,579,749	13,579,749
Master Large Cap Growth Portfolio	$14,273,050	14,273,050

		83,435,835

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 29.8%
BlackRock Global Long/Short Credit Fund, Institutional Class	641,420	$6,651,529
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	671,043	6,784,242
Master Total Return Portfolio	$32,607,481	32,607,481

		46,043,252

Short-Term Securities — 15.4%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)	23,796,056	23,796,056
Total Affiliated Investment Companies (Cost — $147,884,339*) — 99.3%		153,275,143
Other Assets Less Liabilities — 0.7%		1,155,723

Net Assets — 100.0%		$154,430,866

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$145,350,569

Gross unrealized appreciation	$22,561,513
Gross unrealized depreciation	(14,636,939)

Net unrealized appreciation	$7,924,574

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Moderate Prepared Portfolio

(a)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2014	Value at December 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	216,926	49,839		—	266,765	$6,733,147	—	$1,228,524
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	526,687	—		235,346	291,341	$2,994,980	—	$89,431
BlackRock Energy & Resources Portfolio, Institutional Class	—	110,988		—	110,988	$3,138,747	—	—
BlackRock Equity Dividend Fund, Institutional Class	249,573	13,925		—	263,498	$6,574,278	$60,960	$274,868
BlackRock EuroFund, Institutional Class	262,511	106,652		—	369,163	$5,330,714	$160,994	—
BlackRock Global Long/Short Credit Fund, Institutional Class	614,448	26,972		—	641,420	$6,651,529	—	$279,699
BlackRock Global Long/Short Equity Fund, Institutional Class	459,820	277		204,881	255,216	$3,026,856	—	$101,660
BlackRock Liquidity Funds, TempFund, Institutional Class	4,686,158	19,109,898	[1]	—	23,796,056	$23,796,056	$1,135	$1,287
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	201,262	56,275		—	257,537	$4,761,857	—	$1,000,573
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	655,870	15,173		—	671,043	$6,784,242	$37,417	$116,620
iShares MSCI EMU ETF	123,926	—		—	123,926	$4,502,232	$32,434	—
iShares MSCI Japan ETF	692,827	—		692,827	—	—	—	$(832,584)
iShares U.S. Energy ETF	61,158	—		—	61,158	$2,740,490	$13,346	—
iShares U.S. Financials ETF	61,153	—		—	61,153	$5,516,001	$21,176	—
iShares U.S. Healthcare ETF	30,720	—		30,720	—	—	—	$591,613
iShares U.S. Industrials ETF	33,972	—		—	33,972	$3,621,075	$18,503	—
iShares U.S. Technology ETF	63,627	—		—	63,627	$6,642,659	$23,842	—
Master Basic Value LLC	$13,224,853	$354,896	[1,2]	—	$13,579,749	$13,579,749	$80,938	$203,438
Master Large Cap Growth Portfolio	$13,381,162	$891,888	[1,2]	—	$14,273,050	$14,273,050	$43,301	$332,325
Master Total Return Portfolio	$31,981,599	$625,882	[1,2]	—	$32,607,481	$32,607,481	$274,022	$323,108

[1]	Represents net shares/beneficial interest purchased.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Schedule of Investments (concluded)	BlackRock Moderate Prepared Portfolio

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
94	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	9,646,280	$325,959
76	Euro STOXX 50 Index	Eurex	March 2015	USD	2,881,233	163,856
37	JPY Currency Futures	Chicago Mercantile	March 2015	USD	3,861,413	(59,594)
63	Nikkei 225 Futures	Osaka	March 2015	USD	9,169,273	(263,017)
(34)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	5,145,475	145,661
(69)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	8,206,148	6,366
(21)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	2,662,734	(14,244)
Total						$304,987

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$92,814,863	$60,460,280	—	$153,275,143

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$489,815	—	—	$489,815
Interest rate contracts	152,027	—	—	152,027
Liabilities:
Equity contracts	(263,017)	—	—	(263,017)
Foreign currency exchange contracts	(59,594)	—	—	(59,594)
Interest rate contracts	(14,244)	—	—	(14,244)

Total	$304,987	—	—	$304,987

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,319,410	—	—	$1,319,410
Liabilities:
Bank overdraft	—	$(55,302)	—	(55,302)

Total	$1,319,410	$(55,302)	—	$1,264,108

During the period ended December 31, 2014, there were no transfers between levels.

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 69.7%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	187,648	$4,736,247
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class (b)	179,290	1,843,098
BlackRock Energy & Resources Portfolio, Institutional Class (b)	68,619	1,940,538
BlackRock Equity Dividend Fund, Institutional Class	184,644	4,606,879
BlackRock EuroFund, Institutional Class	305,843	4,416,366
BlackRock Global Long/Short Equity Fund, Institutional Class (b)	156,698	1,858,435
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	232,547	4,299,793
iShares MSCI EMU ETF	84,372	3,065,235
iShares U.S. Energy ETF	55,411	2,482,967
iShares U.S. Financials ETF	43,356	3,910,711
iShares U.S. Healthcare ETF (c)	19,426	2,799,869
iShares U.S. Industrials ETF	30,810	3,284,038
iShares U.S. Technology ETF	57,758	6,029,935
Master Basic Value LLC	$9,925,579	9,925,579
Master Large Cap Growth Portfolio	$10,441,036	10,441,036

		65,640,726

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds — 17.5%
BlackRock Global Long/Short Credit Fund, Institutional Class	256,770	$2,662,710
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	268,238	2,711,889
Master Total Return Portfolio	$11,121,319	11,121,319

		16,495,918

Short-Term Securities — 14.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)	10,790,045	10,790,045
BlackRock Liquidity Series, LLC, Money Market Series, 0.20% (d)(e)	$2,810,430	2,810,430

		13,600,475
Total Affiliated Investment Companies (Cost — $90,961,786*) — 101.7%		95,737,119
Liabilities in Excess of Other Assets — (1.7)%		(1,582,579)

Net Assets — 100.0%		$94,154,540

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$87,842,184

Gross unrealized appreciation	$16,670,808
Gross unrealized depreciation	(8,775,873)

Net unrealized appreciation	$7,894,935

BLACKROCK FUNDS II	DECEMBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Growth Prepared Portfolio

(a)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at December 31, 2014	Value at December 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	152,591	35,057		—		187,648	$4,736,247	—	$864,170
BlackRock Emerging Markets Long/Short Equity Fund, Institutional Class	179,290	—		—		179,290	$1,843,098	—	—
BlackRock Energy & Resources Portfolio, Institutional Class	—	68,619		—		68,619	$1,940,538	—	—
BlackRock Equity Dividend Fund, Institutional Class	174,887	9,757		—		184,644	$4,606,879	$42,717	$192,612
BlackRock EuroFund, Institutional Class	238,118	67,725		—		305,843	$4,416,366	$133,379	—
BlackRock Global Long/Short Credit Fund, Institutional Class	245,973	10,797		—		256,770	$2,662,710	—	$111,968
BlackRock Global Long/Short Equity Fund, Institutional Class	156,528	170		—		156,698	$1,858,435	—	$2,037
BlackRock Liquidity Funds, TempFund, Institutional Class	1,973,217	8,816,828	[1]	—		10,790,045	$10,790,045	$1,315	—
BlackRock Liquidity Series, LLC, Money Market Series	$3,105,000	—		$294,570	[2]	$2,810,430	$2,810,430	$5,552	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	181,732	50,815		—		232,547	$4,299,793	—	$903,482
BlackRock Strategic Income Opportunities Portfolio, Institutional Class	262,173	6,065		—		268,238	$2,711,889	$14,981	$46,617
iShares MSCI EMU ETF	84,372	—		—		84,372	$3,065,235	$22,082	—
iShares MSCI Japan ETF	531,204	—		531,204		—	—	—	$(647,407)
iShares U.S. Energy ETF	55,411	—		—		55,411	$2,482,967	$12,092	—
iShares U.S. Financials ETF	43,356	—		—		43,356	$3,910,711	$15,130	—
iShares U.S. Healthcare ETF	35,666	—		16,240		19,426	$2,799,869	$8,272	$227,820
iShares U.S. Industrials ETF	30,810	—		—		30,810	$3,284,038	$16,781	—
iShares U.S. Technology ETF	57,758	—		—		57,758	$6,029,935	$21,643	—
Master Basic Value LLC	$9,666,198	$259,381	[1,3]	—		$9,925,579	$9,925,579	$59,159	$148,695
Master Large Cap Growth Portfolio	$9,788,609	$652,427	[1,3]	—		$10,441,036	$10,441,036	$31,675	$243,102
Master Total Return Portfolio	$10,907,860	$213,459	[1,3]	—		$11,121,319	$11,121,319	$93,460	$110,163

[1]	Represents net shares/beneficial interest purchased.

[2]	Represents net beneficial interest sold.

[3]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

8	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Growth Prepared Portfolio

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
92	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	9,441,040	$319,024
46	Euro STOXX 50 Index	Eurex	March 2015	USD	1,743,904	99,176
30	JPY Currency Futures	Chicago Mercantile	March 2015	USD	3,130,875	(48,320)
44	Nikkei 225 Futures	Osaka	March 2015	USD	6,403,937	(183,247)
(20)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	3,026,750	85,683
(41)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	4,876,117	3,783
(71)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	9,002,578	(48,158)
Total						$227,941

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$61,438,755	$34,298,364	—	$95,737,119

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$418,200	—	—	$418,200
Interest rate contracts	89,466	—	—	89,466
Liabilities:
Equity contracts	(183,247)	—	—	(183,247)
Foreign currency exchange contracts	(48,320)	—	—	(48,320)
Interest rate contracts	(48,158)	—	—	(48,158)

Total	$227,941	—	—	$227,941

[1]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	DECEMBER 31, 2014	9

Schedule of Investments (concluded)	BlackRock Growth Prepared Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$1,093,330	—	—	$1,093,330
Liabilities:
Bank overdraft	—	$(42,101)	—	(42,101)
Collateral on securities loaned at value	—	(2,810,430)	—	(2,810,430)

Total	$1,093,330	$(2,852,531)	—	$(1,759,201)

During the period ended December 31, 2014, there were no transfers between levels.

10	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Aggressive Growth Prepared Portfolio
(Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds — 80.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	117,748	$2,971,958
BlackRock Energy & Resources Portfolio, Institutional Class (b)	34,196	967,060
BlackRock Equity Dividend Fund, Institutional Class	115,871	2,890,971
BlackRock EuroFund, Institutional Class	153,861	2,221,752
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	145,383	2,688,140
iShares MSCI EMU ETF	42,305	1,536,941
iShares U.S. Energy ETF	34,770	1,558,044
iShares U.S. Financials ETF	34,740	3,133,548
iShares U.S. Healthcare ETF	9,374	1,351,075
iShares U.S. Industrials ETF	19,343	2,061,770
iShares U.S. Technology ETF	36,155	3,774,582
Master Basic Value LLC	$5,656,658	5,656,658

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds (concluded)
Master Large Cap Growth Portfolio	$5,953,291	$5,953,291

		36,765,790

Short-Term Securities — 19.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (c)	8,689,322	8,689,322
Total Affiliated Investment Companies (Cost — $42,453,479*) — 99.2%		45,455,112
Other Assets Less Liabilities — 0.8%		357,370

Net Assets — 100.0%		$45,812,482

Notes to Schedule of Investments

*	As of December 31, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$40,386,384

Gross unrealized appreciation	$10,552,790
Gross unrealized depreciation	(5,484,062)

Net unrealized appreciation	$5,068,728

BLACKROCK FUNDS II	DECEMBER 31, 2014	11

Schedule of Investments (continued)	BlackRock Aggressive Growth Prepared Portfolio

(a)	During the period ended December 31, 2014, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at September 30, 2014	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at December 31, 2014	Value at December 31, 2014	Income	Realized Gain (Loss)
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	95,750	21,998		—	117,748	$2,971,958	—	$542,261
BlackRock Energy & Resources Portfolio, Institutional Class	—	34,196		—	34,196	$967,060	—	—
BlackRock Equity Dividend Fund, Institutional Class	109,747	6,124		—	115,871	$2,890,971	$26,807	$120,870
BlackRock EuroFund, Institutional Class	149,179	4,682		—	153,861	$2,221,752	$67,099	—
BlackRock Liquidity Funds, TempFund, Institutional Class	5,070,733	3,618,589	[1]	—	8,689,322	$8,689,322	$1,454	—
BlackRock Liquidity Series, LLC, Money Market Series	—	—	[1]	—	—	—	$234	—
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	113,615	31,768		—	145,383	$2,688,140	—	$564,838
iShares MSCI EMU ETF	42,305	—		—	42,305	$1,536,941	$11,072	—
iShares MSCI Japan ETF	295,827	—		295,827	—	—	—	$(365,786)
iShares U.S. Energy ETF	34,770	—		—	34,770	$1,558,044	$7,588	—
iShares U.S. Financials ETF	34,740	—		—	34,740	$3,133,548	$11,642	—
iShares U.S. Healthcare ETF	17,467	—		8,093	9,374	$1,351,075	$3,992	$110,800
iShares U.S. Industrials ETF	19,343	—		—	19,343	$2,061,770	$10,535	—
iShares U.S. Technology ETF	36,155	—		—	36,155	$3,774,582	$13,548	—
Master Basic Value LLC	$5,508,829	$147,829	[1,2]	—	$5,656,658	$5,656,658	$33,715	$84,742
Master Large Cap Growth Portfolio	$5,581,295	$371,996	[1,2]	—	$5,953,291	$5,953,291	$18,061	$138,613

[1]	Represents net shares/beneficial interest purchased.

[2]	Inclusive of income, expense, realized and unrealized gains and losses allocated from the Master Portfolio.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

12	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock Aggressive Growth Prepared Portfolio

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
46	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	4,720,520	$159,512
18	JPY Currency Futures	Chicago Mercantile	March 2015	USD	1,878,525	(28,992)
25	Nikkei 225 Futures	Osaka	March 2015	USD	3,638,600	(105,561)
(7)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	1,059,363	29,989
Total						$54,948

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$33,845,163	$11,609,949	—	$45,455,112

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$159,512	—	—	$159,512
Interest rate contracts	29,989	—	—	29,989

Liabilities:
Equity contracts	(105,561)	—	—	(105,561)
Foreign currency exchange contracts	(28,992)	—	—	(28,992)

Total	$54,948	—	—	$54,948

[1]    Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$434,000	—	—	$434,000
Liabilities:
Bank overdraft	—	$(25,934)	—	(25,934)

Total	$434,000	$(25,934)	—	$408,066

During the period ended December 31, 2014, there were no transfers between levels.

BLACKROCK FUNDS II	DECEMBER 31, 2014	13

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-4, Class B, 1.66%, 9/10/18	USD	1,080	$1,085,599
Series 2013-4, Class D, 3.31%, 10/08/19		1,545	1,570,193
Series 2014-1, Class B, 1.68%, 7/08/19		1,921	1,913,829
Series 2014-3, Class D, 3.13%, 10/08/20		2,566	2,581,024
Auto ABS, Series 2012-2, Class A, 2.80%, 4/27/25	EUR	1,181	1,440,051
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 1.63%, 10/22/25 (a)(b)	USD	3,965	3,924,749
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A1, 1.43%, 7/15/24 (a)(b)		1,850	1,810,611
BlueMountain CLO Ltd., Series 2012-2A, Class B1, 2.29%, 11/20/24 (a)(b)		2,850	2,775,709
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class A, 1.62%, 1/20/25 (a)(b)		6,090	6,070,952
Chrysler Capital Auto Receivables Trust:
Series 2013-BA, Class A2, 0.56%, 12/15/16 (a)		1,245	1,245,755
Series 2013-BA, Class A3, 0.85%, 5/15/18 (a)		3,225	3,223,981
Series 2013-BA, Class A4, 1.27%, 3/15/19 (a)		2,230	2,223,872
Series 2013-BA, Class B, 1.78%, 6/17/19 (a)		1,030	1,032,312
Series 2013-BA, Class C, 2.24%, 9/16/19 (a)		1,050	1,052,111
Series 2014-AA, Class B, 1.76%, 8/15/19 (a)		1,005	1,003,529
Series 2014-AA, Class C, 2.28%, 11/15/19 (a)		1,290	1,290,491
CIFC Funding Ltd.:
Series 2014-2A, Class A1L, 1.73%, 5/24/26 (a)(b)		1,685	1,671,688
Series 2014-5A, Class A1, 1.82%, 1/17/27 (a)(b)		2,770	2,717,370
Credit Acceptance Auto Loan Trust:
Series 2013-1A, Class A, 1.21%, 10/15/20 (a)		2,280	2,280,670
Series 2014-1A, Class A, 1.55%, 10/15/21 (a)		4,315	4,306,491
Series 2014-1A, Class B, 2.29%, 4/15/22 (a)		1,185	1,186,215
Series 2014-2A, Class A, 1.88%, 3/15/22 (a)		2,732	2,726,923
DT Auto Owner Trust, Series 2012-1A, Class D, 4.94%, 7/16/18 (a)		2,482	2,518,574
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		2,085	2,100,984

Asset-Backed Securities		Par (000)	Value
GSAA Home Equity Trust:
Series 2005-11, Class 2A1, 0.44%, 10/25/35 (b)	USD	3,159	$2,920,973
Series 2006-5, Class 2A1, 0.23%, 3/25/36 (b)		1,013	604,183
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.50%, 10/28/24 (a)(b)		4,330	4,271,317
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		96	95,691
ING Investment Management CLO Ltd., Series 2013-3A, Class A1, 1.69%, 1/18/26 (a)(b)		2,175	2,155,970
Invitation Homes Trust:
Series 2014-SFR1, Class A, 1.16%, 6/17/31 (a)(b)		1,150	1,134,821
Series 2014-SFR3, Class A, 1.35%, 12/17/31 (a)(b)		1,742	1,734,379
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.38%, 7/15/25 (a)(b)		3,985	3,892,871
Mountain View CLO Ltd., Series 2013-1A, Class A, 1.39%, 4/12/24 (a)(b)		7,500	7,351,054
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 0.86%, 9/16/24 (a)(b)		2,464	2,464,709
Nelnet Student Loan Trust:
Series 2006-1, Class A6, 0.68%, 8/23/36 (a)(b)		2,285	2,205,025
Series 2008-3, Class A4, 1.88%, 11/25/24 (b)		5,310	5,555,922
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		5,075	5,050,957
Northwoods Capital Corp./Northwoods Capital Ltd., Series 2012-9A, Class A, 1.65%, 1/18/24 (a)(b)		3,895	3,877,734
Oaktree EIF II Ltd.:
Series 2013-2A, Class A, 1.43%, 4/20/23 (a)(b)		444	440,699
Series 2014-A2, Class B, 2.53%, 11/15/25 (a)(b)		1,005	985,001
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.35%, 7/17/25 (a)(b)		4,590	4,486,293
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.50%, 8/23/24 (a)(b)		4,495	4,427,201
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		6,200	6,199,876
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		5,470	5,491,442
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		750	750,465

Portfolio Abbreviations
ABS	Asset-Backed Security	EBITDA	Earnings Before Interest, Taxes,	MXIBTIIE	Mexico Equilibrium Interbank Interest Rate
ADR	American Depositary Receipt		Depreciation and Amortization	MXN	Mexican Peso
AKA	Also Known As	ETF	Exchange-Traded Fund	NOK	Norwegian Krone
AUD	Australian Dollar	EUR	Euro	NZD	New Zealand Dollar
BRL	Brazilian Real	EURIBOR	Euro Interbank Offered Rate	OTC	Over-the-counter
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	FKA	Formerly Known As	PIK	Payment-in-kind
CAD	Canadian Dollar	GBP	British Pound	PRIBOR	Prague Interbank Offer Rate
CDO	Collateralized Debt Obligation	GO	General Obligation Bonds	RB	Revenue Bonds
CHF	Swiss Franc	INR	Indian Rupee	REMIC	Real Estate Mortgage Investment Conduit
CLO	Collateralized Loan Obligation	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-be-announced
CLP	Chilean Peso	JPY	Japanese Yen	USD	US Dollar
COP	Colombian Peso	LIBOR	London Interbank Offered Rate	ZAR	South African Rand
CZK	Czech Koruna

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.38%, 7/22/25 (a)(b)	USD	7,845	$7,676,694
OZLM Funding Ltd., Series 2012-2A, Class A1, 1.72%, 10/30/23 (a)(b)		6,920	6,908,375
PFS Financing Corp., Series 2014-BA, Class A, 0.76%, 10/15/19 (a)(b)		6,255	6,254,668
PFS Tax Lien Trust, Series 2014-1, Class NOTE, 1.44%, 5/15/29 (a)		2,334	2,335,105
Prestige Auto Receivables Trust:
Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		1,285	1,286,395
Series 2013-1A, Class A3, 1.33%, 5/15/19 (a)		2,220	2,223,301
Series 2014-1A, Class A2, 0.97%, 3/15/18 (a)		2,302	2,302,025
Santander Drive Auto Receivables Trust:
Series 2012-5, Class B, 1.56%, 8/15/18		4,130	4,139,284
Series 2012-6, Class B, 1.33%, 5/15/17		2,088	2,091,741
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		8,180	8,191,755
Series 2013-2, Class B, 1.33%, 3/15/18		7,870	7,886,464
Series 2013-3, Class B, 1.19%, 5/15/18		7,090	7,092,921
Series 2013-5, Class B, 1.55%, 10/15/18		8,605	8,632,510
Series 2014-2, Class C, 2.33%, 11/15/19		2,763	2,774,925
Series 2014-3, Class D, 2.65%, 8/17/20		4,000	3,959,516
Series 2014-4, Class B, 1.82%, 5/15/19		5,670	5,672,172
Series 2014-S1, Class R, 1.42%, 8/16/18 (a)		464	464,220
Series 2014-S2, Class R, 1.43%, 11/16/18 (a)		968	971,426
Series 2014-S3, Class R, 1.43%, 2/19/19 (a)		541	540,934
Series 2014-S4, Class R, 1.43%, 4/16/19 (a)		837	833,562
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		869	868,338
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		1,766	1,773,200
Scholar Funding Trust, Series 2011-A, Class A, 0.13%, 10/28/43 (a)(b)		6,360	6,396,981
Silvermore CLO Ltd., Series 2014-1A, Class A1, 1.68%, 5/15/26 (a)(b)		1,300	1,284,957
SLC Private Student Loan Trust:
Series 2006-A, Class A5, 0.40%, 7/15/36 (b)		6,621	6,567,912
Series 2010-B, Class A2, 3.66%, 7/15/42 (a)(b)		2,500	2,618,939
SLM Private Credit Student Loan Trust:
Series 2002-A, Class A2, 0.79%, 12/16/30 (b)		3,096	3,050,234
Series 2003-B, Class A2, 0.64%, 3/15/22 (b)		2,826	2,803,404
Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		4,272	4,241,904
Series 2005-B, Class A2, 0.42%, 3/15/23 (b)		5,006	4,961,977
Series 2006-A, Class A4, 0.43%, 12/15/23 (b)		7,583	7,518,119
Series 2006-C, Class A4, 0.41%, 3/15/23 (b)		700	690,369
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.66%, 1/15/43 (a)(b)		3,115	3,313,161
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		1,280	1,341,855
Series 2011-B, Class A3, 2.41%, 6/16/42 (a)(b)		1,912	2,026,393

Asset-Backed Securities		Par (000)	Value
Series 2011-C, Class A2A, 3.40%, 10/17/44 (a)(b)	USD	2,075	$2,237,300
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		4,030	4,324,996
Series 2012-A, Class A1, 1.56%, 8/15/25 (a)(b)		5,834	5,894,817
Series 2012-C, Class A1, 1.26%, 8/15/23 (a)(b)		3,441	3,459,747
Series 2012-C, Class A2, 3.31%, 10/15/46 (a)		10,105	10,475,298
Series 2012-E, Class A1, 0.91%, 10/16/23 (a)(b)		2,583	2,590,779
Series 2012-E, Class A2B, 1.91%, 6/15/45 (a)(b)		1,000	1,028,864
Series 2013-A, Class A1, 0.76%, 8/15/22 (a)(b)		3,488	3,491,648
Series 2013-A, Class A2A, 1.77%, 5/17/27 (a)		14,945	14,775,972
Series 2013-A, Class A2B, 1.20%, 5/17/27 (a)(b)		10,060	10,125,652
Series 2013-A, Class B, 2.50%, 3/15/47 (a)		435	416,952
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		15,560	15,289,816
Series 2013-B, Class B, 3.00%, 5/16/44 (a)		585	568,934
Series 2013-C, Class A2A, 2.94%, 10/15/31 (a)		5,250	5,361,626
Series 2014-A, Class A1, 0.75%, 7/15/22 (a)(b)		2,199	2,198,176
SLM Student Loan Trust, Series 2008-5, Class A4, 1.93%, 7/25/23 (b)		6,180	6,439,177
Sound Point CLO IV Ltd., Series 2013-3A, Class A, 1.60%, 1/21/26 (a)(b)		1,505	1,488,394
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL1, Class A, 3.36%, 4/25/31 (a)		812	798,041
SWAY Residential Trust, Series 2014-1, Class A, 1.46%, 1/17/20 (a)(b)		4,225	4,212,849
TICP CLO III Ltd.:
Series 2014-3A, Class A, 1.78%, 1/20/27 (b)		1,230	1,223,604
Series 2014-3A, Class B1, 2.59%, 1/20/27 (b)		690	679,443
Venture XIX CLO Ltd., Series 2014-19A, Class A, 1.84%, 1/15/26 (a)(b)		1,190	1,185,711
Vibrant CLO Ltd.:
Series 2012-1A, Class A1, 1.71%, 7/17/24 (a)(b)		12,420	12,316,942
Series 2012-1A, Class A2, 2.63%, 7/17/24 (a)(b)		2,840	2,798,712
World Financial Network Credit Card Master Trust, Series 2010-A, Class B, 6.75%, 4/15/19		3,525	3,609,279
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 1.81%, 10/17/26 (a)(b)		4,160	4,139,616
Total Asset-Backed Securities — 12.8%			372,678,347

Corporate Bonds
Aerospace & Defense — 0.1%
The Boeing Co., 2.55%, 10/30/21		705	700,342
Lockheed Martin Corp., 4.07%, 12/15/42		927	935,413
Raytheon Co., 3.15%, 12/15/24		499	500,497

			2,136,252

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34	USD	1,991	$2,223,680
5.10%, 1/15/44		1,166	1,346,341

			3,570,021
Airlines — 0.0%
Southwest Airlines Co., 2.75%, 11/06/19		863	866,971
Automobiles — 0.0%
General Motors Co., 4.00%, 4/01/25		1,180	1,182,950
Banks — 3.9%
Bank of America Corp.:
2.60%, 1/15/19		12,817	12,916,665
2.65%, 4/01/19		2,042	2,056,978
3.30%, 1/11/23		2,316	2,316,178
4.20%, 8/26/24		3,652	3,720,384
4.25%, 10/22/26		3,418	3,410,327
The Bank of Nova Scotia:
1.30%, 7/21/17		8,520	8,492,250
2.80%, 7/21/21		3,966	3,967,654
Barclays PLC, 2.75%, 11/08/19		2,655	2,638,778
BB&T Corp., 2.45%, 1/15/20		1,737	1,729,929
Branch Banking & Trust Co., 2.30%, 10/15/18		1,380	1,394,360
Citigroup, Inc.:
1.85%, 11/24/17		3,490	3,485,990
2.50%, 9/26/18		3,007	3,042,134
2.50%, 7/29/19		8,025	8,031,444
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 4.63%, 12/01/23		3,526	3,740,078
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		14,280	14,501,340
HSBC Holdings PLC, 4.25%, 3/14/24		3,505	3,647,240
JPMorgan Chase & Co.:
4.75%, 3/01/15		3,684	3,705,061
1.35%, 2/15/17		8,225	8,224,819
2.35%, 1/28/19		1,850	1,862,069
2.20%, 10/22/19		1,715	1,700,212
3.88%, 9/10/24		3,865	3,868,289
Macquarie Bank Ltd.:
1.65%, 3/24/17 (a)		1,970	1,976,795
1.60%, 10/27/17 (a)		2,944	2,924,652
Wells Fargo & Co.:
1.50%, 7/01/15		1,922	1,932,319
2.13%, 4/22/19		3,847	3,845,992
3.30%, 9/09/24		1,231	1,238,702
4.10%, 6/03/26		1,465	1,497,314
5.38%, 11/02/43		1,015	1,154,779

			113,022,732
Biotechnology — 0.4%
Amgen, Inc.:
3.63%, 5/22/24		1,916	1,947,501
5.65%, 6/15/42		1,718	2,044,075
Celgene Corp.:
2.25%, 5/15/19		1,727	1,714,814
3.25%, 8/15/22		1,745	1,756,234
Gilead Sciences, Inc.:
2.35%, 2/01/20		490	492,637
3.50%, 2/01/25		848	870,387
4.50%, 2/01/45		2,226	2,379,147

			11,204,795
Capital Markets — 1.1%
The Bank of New York Mellon Corp., 2.10%, 1/15/19		2,709	2,717,585

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
Credit Suisse, 3.00%, 10/29/21	USD	1,540	$1,532,811
The Goldman Sachs Group, Inc.:
3.63%, 2/07/16		2,267	2,326,073
2.90%, 7/19/18		4,305	4,416,413
2.63%, 1/31/19		4,700	4,728,698
2.55%, 10/23/19		6,473	6,449,361
Morgan Stanley:
3.75%, 2/25/23		3,701	3,796,564
5.00%, 11/24/25		2,047	2,184,384
4.35%, 9/08/26		2,705	2,721,162

			30,873,051
Chemicals — 0.5%
Agrium, Inc.:
3.15%, 10/01/22		1,164	1,136,261
5.25%, 1/15/45		584	630,787
The Dow Chemical Co.:
4.13%, 11/15/21		2,468	2,607,706
3.50%, 10/01/24		2,303	2,279,657
4.38%, 11/15/42		554	536,576
4.63%, 10/01/44		834	844,589
Eastman Chemical Co.:
2.70%, 1/15/20		1,572	1,580,921
4.80%, 9/01/42		1,027	1,038,567
LYB International Finance BV, 4.00%, 7/15/23		2,908	2,974,715
Monsanto Co.:
2.20%, 7/15/22		343	324,552
4.40%, 7/15/44		953	988,778
The Sherwin-Williams Co., 4.00%, 12/15/42		443	439,632

			15,382,741
Communications Equipment — 0.0%
Cisco Systems, Inc., 2.13%, 3/01/19		1,467	1,473,902
Consumer Finance — 1.2%
American Express Credit Corp.:
1.13%, 6/05/17		5,045	5,029,118
2.25%, 8/15/19		2,980	2,980,477
Capital One NA/Mclean VA, 2.95%, 7/23/21		3,526	3,503,938
Discover Bank, 7.00%, 4/15/20		427	503,238
Discover Financial Services, 3.85%, 11/21/22		2,535	2,579,114
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		10,050	9,946,133
4.25%, 9/20/22		1,752	1,858,986
3.66%, 9/08/24		2,339	2,343,673
Toyota Motor Credit Corp., 2.75%, 5/17/21		5,465	5,546,030

			34,290,707
Diversified Financial Services — 0.4%
BP Capital Markets PLC:
2.24%, 5/10/19		3,526	3,521,723
2.52%, 1/15/20		2,735	2,738,197
2.50%, 11/06/22		1,739	1,620,275
General Electric Capital Corp., 3.10%, 1/09/23		3,513	3,556,895
Shell International Finance BV, 3.63%, 8/21/42		927	881,749

			12,318,839
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.:
2.63%, 2/21/20 (a)		8,787	8,686,538
3.45%, 3/15/21		2,720	2,779,952
4.40%, 11/01/34		3,890	3,866,586

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
3.85%, 11/01/42	USD	4,192	$3,737,088

			19,070,164
Electric Utilities — 0.8%
Commonwealth Edison Co., 4.70%, 1/15/44		1,200	1,366,925
Duke Energy Carolinas LLC, 4.25%, 12/15/41		2,536	2,724,861
Duke Energy Corp., 3.75%, 4/15/24		589	612,693
Duke Energy Florida, Inc., 5.90%, 3/01/33		690	885,426
Entergy Arkansas, Inc., 3.70%, 6/01/24		3,510	3,677,975
Florida Power & Light Co.:
5.69%, 3/01/40		354	461,360
3.80%, 12/15/42		811	818,595
Georgia Power Co., 3.00%, 4/15/16		4,151	4,262,716
PacifiCorp, 3.60%, 4/01/24		4,745	4,903,697
Progress Energy, Inc., 4.88%, 12/01/19		371	410,238
Southern California Edison Co., 1.25%, 11/01/17		863	856,923
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		1,139	1,158,178

			22,139,587
Energy Equipment & Services — 0.0%
Transocean, Inc., 6.80%, 3/15/38		433	371,041
Food & Staples Retailing — 0.2%
CVS Health Corp., 5.30%, 12/05/43		729	871,464
The Kroger Co., 2.95%, 11/01/21		2,327	2,307,912
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		1,158	1,140,635
4.00%, 4/11/43		888	921,282

			5,241,293
Health Care Equipment & Supplies — 0.7%
Becton Dickinson and Co.:
1.80%, 12/15/17		744	746,744
2.68%, 12/15/19		2,303	2,333,287
3.13%, 11/08/21		1,165	1,169,336
3.73%, 12/15/24		2,355	2,424,649
4.69%, 12/15/44		324	348,935
Boston Scientific Corp., 2.65%, 10/01/18		1,796	1,798,114
CareFusion Corp., 1.45%, 5/15/17		1,630	1,618,464
Medtronic, Inc.:
2.50%, 3/15/20 (a)		1,471	1,474,858
3.13%, 3/15/22		1,396	1,413,523
3.63%, 3/15/24		1,705	1,769,853
3.50%, 3/15/25 (a)		1,403	1,435,227
4.63%, 3/15/44		2,064	2,221,787
4.63%, 3/15/45 (a)		705	764,213

			19,518,990
Health Care Providers & Services — 0.9%
Aetna, Inc.:
2.75%, 11/15/22		2,329	2,259,188
4.50%, 5/15/42		1,152	1,219,655
4.13%, 11/07/42		583	585,785
4.75%, 3/15/44		793	874,371
AmerisourceBergen Corp., 1.15%, 5/15/17		4,095	4,060,405
Anthem, Inc.:
1.88%, 1/15/18		5,538	5,536,433
2.30%, 7/15/18		4,349	4,373,072
3.30%, 1/15/23		1,430	1,428,606
4.65%, 8/15/44		914	967,952
Express Scripts Holding Co., 1.25%, 6/02/17		1,545	1,528,972

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
UnitedHealth Group, Inc.:
3.38%, 11/15/21	USD	1,495	$1,551,124
2.88%, 12/15/21		1,461	1,477,623
3.95%, 10/15/42		1,786	1,775,307

			27,638,493
Household Durables — 0.1%
Newell Rubbermaid, Inc., 2.88%, 12/01/19		3,681	3,682,384
Household Products — 0.1%
Kimberly-Clark Corp., 1.90%, 5/22/19		3,380	3,357,266
Independent Power and Renewable Electricity Producers — 0.3%
IPALCO Enterprises, Inc., 5.00%, 5/01/18		7,350	7,754,250
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		2,344	2,302,739
General Electric Co., 4.50%, 3/11/44		1,970	2,165,467

			4,468,206
Insurance — 1.7%
The Allstate Corp., 3.15%, 6/15/23		893	897,351
American International Group, Inc.:
3.38%, 8/15/20		5,203	5,404,882
4.50%, 7/16/44		1,143	1,207,592
Berkshire Hathaway Finance Corp., 4.30%, 5/15/43		811	859,764
Loews Corp., 2.63%, 5/15/23		893	843,690
Manulife Financial Corp., 3.40%, 9/17/15		3,966	4,037,416
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		3,355	3,375,835
MetLife, Inc.:
3.05%, 12/15/22		1,732	1,728,848
3.60%, 4/10/24		1,926	1,976,542
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		11,365	11,348,916
2.30%, 4/10/19 (a)		4,715	4,735,998
Prudential Financial, Inc.:
4.75%, 9/17/15		3,752	3,850,002
4.50%, 11/15/20		5,281	5,731,448
4.60%, 5/15/44		2,175	2,292,276
XLIT Ltd., 2.30%, 12/15/18		1,478	1,478,967

			49,769,527
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		2,317	2,340,543
Internet Software & Services — 0.3%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19 (a)		3,950	3,896,742
3.13%, 11/28/21 (a)		3,856	3,809,639

			7,706,381
IT Services — 0.1%
MasterCard Inc., 3.38%, 4/01/24		1,874	1,923,580
Life Sciences Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.:
3.60%, 8/15/21		3,484	3,597,826
3.30%, 2/15/22		2,860	2,864,728
4.15%, 2/01/24		1,176	1,240,194
5.30%, 2/01/44		393	451,359

			8,154,107

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Machinery — 0.2%
Caterpillar Financial Services Corp., 2.25%, 12/01/19	USD	2,325	$2,327,546
Caterpillar, Inc., 4.75%, 5/15/64		945	1,028,272
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/01/20		1,485	1,475,388
John Deere Capital Corp., 3.35%, 6/12/24		2,306	2,363,479

			7,194,685
Media — 1.2%
21st Century Fox America, Inc., 7.63%, 11/30/28		763	1,011,704
CBS Corp., 2.30%, 8/15/19		1,835	1,813,079
Comcast Corp., 4.75%, 3/01/44		1,177	1,311,639
COX Communications, Inc., 8.38%, 3/01/39 (a)		1,321	1,883,292
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
4.60%, 2/15/21		4,047	4,334,883
3.80%, 3/15/22		1,176	1,196,427
6.38%, 3/01/41		825	964,559
The Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		1,291	1,321,448
4.20%, 4/15/24		2,061	2,108,011
NBCUniversal Media LLC, 4.45%, 1/15/43		2,819	2,987,049
Omnicom Group, Inc., 3.65%, 11/01/24		670	670,311
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		2,324	2,333,726
TCI Communications, Inc., 7.88%, 2/15/26		2,775	3,870,592
Time Warner Cable, Inc., 4.50%, 9/15/42		2,966	3,048,879
Time Warner, Inc.:
2.10%, 6/01/19		4,080	4,019,636
4.65%, 6/01/44		735	766,292
Viacom, Inc., 2.75%, 12/15/19		2,825	2,830,602

			36,472,129
Metals & Mining — 0.3%
Barrick Gold Corp., 3.85%, 4/01/22		1,854	1,784,184
BHP Billiton Finance USA Ltd., 3.85%, 9/30/23		2,052	2,160,233
Freeport-McMoRan, Inc., 4.00%, 11/14/21		2,243	2,222,369
Newmont Mining Corp., 3.50%, 3/15/22		1,642	1,543,065
Nucor Corp., 5.20%, 8/01/43		860	947,998
Rio Tinto Finance USA PLC, 2.88%, 8/21/22		834	801,860

			9,459,709
Multiline Retail — 0.1%
Target Corp., 3.50%, 7/01/24		1,680	1,744,131
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20 (a)		999	994,650
3.50%, 2/01/25 (a)		1,000	1,006,358
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		1,730	1,930,912
CMS Energy Corp., 3.88%, 3/01/24		1,128	1,171,257
Consumers Energy Co., 3.95%, 5/15/43		811	836,904
Dominion Resources, Inc.:
1.95%, 8/15/16		2,795	2,825,027
2.50%, 12/01/19		2,324	2,330,786
DTE Energy Co.:
2.40%, 12/01/19		709	709,117
3.50%, 6/01/24		2,755	2,802,780
Pacific Gas & Electric Co.:
4.75%, 2/15/44		1,048	1,152,594
4.30%, 3/15/45		811	832,457
PG&E Corp., 2.40%, 3/01/19		1,413	1,415,139
Virginia Electric & Power Co., 4.45%, 2/15/44		811	885,863

Corporate Bonds		Par (000)	Value
Multi-Utilities (concluded)
Virginia Electric and Power Co., 3.45%, 2/15/24	USD	600	$617,798

			19,511,642
Oil, Gas & Consumable Fuels — 2.6%
Anadarko Petroleum Corp., 3.45%, 7/15/24		3,877	3,784,879
Chevron Corp., 2.19%, 11/15/19		741	743,741
Continental Resources, Inc., 4.90%, 6/01/44		1,170	1,013,992
Devon Energy Corp., 3.25%, 5/15/22		706	693,544
Energy Transfer Partners LP:
4.15%, 10/01/20		1,230	1,260,971
4.65%, 6/01/21		1,751	1,830,385
3.60%, 2/01/23		2,165	2,095,001
5.95%, 10/01/43		1,415	1,551,969
Enterprise Products Operating LLC:
3.90%, 2/15/24		1,176	1,197,742
4.45%, 2/15/43		2,694	2,661,696
5.10%, 2/15/45		943	1,013,905
EOG Resources, Inc., 2.45%, 4/01/20		4,891	4,865,630
Exxon Mobil Corp., 1.82%, 3/15/19		3,695	3,703,425
Hess Corp., 3.50%, 7/15/24		40	38,202
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		10,531	10,360,724
4.25%, 9/01/24		940	941,889
5.00%, 3/01/43		420	398,969
Kinder Morgan, Inc., 3.05%, 12/01/19		5,447	5,403,696
Marathon Petroleum Corp., 4.75%, 9/15/44		840	793,301
Murphy Oil Corp., 2.50%, 12/01/17		5,248	5,216,512
Noble Energy, Inc.:
4.15%, 12/15/21		2,364	2,410,573
5.05%, 11/15/44		350	345,950
Noble Holding International Ltd., 3.95%, 3/15/22		1,287	1,127,483
Occidental Petroleum Corp., 3.13%, 2/15/22		1,748	1,727,755
Phillips 66, 4.88%, 11/15/44		926	947,804
Pioneer Natural Resources Co., 3.95%, 7/15/22		2,342	2,318,107
Plains All American Pipeline LP/PAA Finance Corp.:
2.60%, 12/15/19		4,085	4,056,605
4.90%, 2/15/45		1,050	1,067,060
Schlumberger Investment SA, 3.65%, 12/01/23		954	997,263
Suncor Energy, Inc., 3.60%, 12/01/24		3,479	3,437,788
TransCanada PipeLines Ltd., 4.63%, 3/01/34		987	1,001,332
Western Gas Partners LP, 4.00%, 7/01/22		3,330	3,375,295
Williams Partners LP, 3.90%, 1/15/25		3,160	3,037,000

			75,420,188
Paper & Forest Products — 0.1%
International Paper Co.:
3.65%, 6/15/24		1,159	1,158,168
4.80%, 6/15/44		1,545	1,577,760

			2,735,928
Pharmaceuticals — 0.9%
AbbVie, Inc.:
2.90%, 11/06/22		3,270	3,219,403
4.40%, 11/06/42		1,238	1,277,206
Actavis Funding SCS, 2.45%, 6/15/19		3,963	3,895,419
Actavis, Inc., 3.25%, 10/01/22		1,780	1,733,044
Bristol-Myers Squibb Co., 4.50%, 3/01/44		2,416	2,640,181
Forest Laboratories, Inc.:
4.38%, 2/01/19 (a)		2,461	2,599,727
5.00%, 12/15/21 (a)		1,225	1,326,462

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (concluded)
Novartis Capital Corp., 4.40%, 4/24/20	USD	2,120	$2,345,598
Pfizer, Inc.:
3.40%, 5/15/24		1,474	1,533,517
4.30%, 6/15/43		1,087	1,164,115
4.40%, 5/15/44		1,575	1,713,178
Roche Holdings, Inc., 2.88%, 9/29/21 (a)		1,450	1,468,116
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,602	1,641,600

			26,557,566
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.45%, 9/15/21		2,725	2,679,057
5.90%, 11/01/21		335	377,096
3.50%, 1/31/23		336	324,646
5.00%, 2/15/24		336	356,317
Ventas Realty LP, 3.75%, 5/01/24		1,830	1,842,058

			5,579,174
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/23		1,808	1,802,243
3.75%, 4/01/24		625	649,978
CSX Corp., 4.10%, 3/15/44		980	970,795
Ryder System, Inc., 2.45%, 9/03/19		2,935	2,914,323
Union Pacific Corp., 4.82%, 2/01/44		1,176	1,342,645
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		2,165	2,173,791

			9,853,775
Software — 0.2%
Oracle Corp.:
2.80%, 7/08/21		5,234	5,299,095
4.30%, 7/08/34		1,811	1,938,987

			7,238,082
Specialty Retail — 0.1%
The Home Depot, Inc., 4.40%, 3/15/45		423	462,303
Lowe’s Cos., Inc.:
5.00%, 9/15/43		900	1,052,878
4.25%, 9/15/44		880	929,305

			2,444,486
Technology Hardware, Storage & Peripherals — 0.6%
Apple Inc.:
2.10%, 5/06/19		9,265	9,370,176
2.85%, 5/06/21		2,820	2,884,744
Hewlett-Packard Co., 3.75%, 12/01/20		3,788	3,918,542
Seagate HDD Cayman, 5.75%, 12/01/34 (a)		668	704,496

			16,877,958
Tobacco — 0.3%
Altria Group, Inc., 2.63%, 1/14/20		1,407	1,411,085
Philip Morris International, Inc.:
1.13%, 8/21/17		2,800	2,788,209
4.88%, 11/15/43		1,488	1,658,867
Reynolds American, Inc.:
3.25%, 11/01/22		1,505	1,465,933
4.75%, 11/01/42		1,165	1,130,692

			8,454,786
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 2.38%, 9/08/16		6,670	6,761,512

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (concluded)
Vodafone Group PLC, 2.50%, 9/26/22	USD	1,229	$1,146,127

			7,907,639
Total Corporate Bonds — 22.1%			646,910,651

Foreign Agency Obligations
Norway — 0.2%
Statoil ASA, 2.90%, 11/08/20		5,305	5,426,500
Total Foreign Agency Obligations — 0.2%			5,426,500

Foreign Government Obligations
Brazil — 0.3%
Federative Republic of Brazil, 4.25%, 1/07/25		9,099	9,099,000
Colombia — 0.2%
Republic of Colombia, 4.00%, 2/26/24		5,500	5,623,750
Indonesia — 0.1%
Republic of Indonesia, 5.38%, 10/17/23 (a)		3,275	3,569,750
Italy — 1.7%
Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	EUR	34,398	49,782,930
Mexico — 0.8%
United Mexican States:
4.75%, 6/14/18	MXN	30,000	2,028,857
5.00%, 12/11/19		16,500	1,111,090
6.50%, 6/09/22		66,100	4,697,400
4.00%, 10/02/23	USD	13,600	14,110,000
10.00%, 12/05/24	MXN	27,600	2,450,246

			24,397,593
Peru — 0.2%
Peruvian Government International Bond, 7.35%, 7/21/25	USD	3,050	4,048,875
Slovenia — 0.1%
Republic of Slovenia:
4.13%, 2/18/19 (a)		602	630,607
5.50%, 10/26/22 (a)		606	671,903
5.25%, 2/18/24 (a)		521	572,449

			1,874,959
South Africa — 0.0%
Republic of South Africa, 7.75%, 2/28/23	ZAR	10,791	928,188
Turkey — 0.4%
Turkey Government International Bond, 5.75%, 3/22/24	USD	9,805	10,957,088
Total Foreign Government Obligations — 3.8%			110,282,133

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.9%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-7, Class 4A, 2.58%, 10/25/34 (b)		260	256,136
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-29, Class 1A1, 0.71%, 2/25/35 (b)		765	722,128

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 2A1, 2.61%, 7/27/36 (a)(b)	USD	5,472	$5,538,298
Series 2011-4R, Class 5A1, 2.61%, 5/27/36 (a)(b)		6,741	6,638,991
Series 2011-4R, Class 6A1, 2.43%, 5/27/36 (a)(b)		773	768,936
HomeBanc Mortgage Trust:
Series 2005-4, Class A1, 0.43%, 10/25/35 (b)		5,847	5,185,428
Series 2006-2, Class A1, 0.34%, 12/25/36 (b)		1,094	944,727
MortgageIT Trust, Series 2004-1, Class A1, 0.94%, 11/25/34 (b)		1,791	1,737,894
Residential Accredit Loans, Inc. Trust, Series 2006-QO2, Class A1, 0.39%, 2/25/46 (b)		3,626	1,744,050
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 3A1, 2.49%, 11/25/34 (b)		4,738	4,760,801

			28,297,389
Commercial Mortgage-Backed Securities — 5.3%
American Homes 4 Rent Pass-Through Certificates, Series 2014-SFR2, Class A, 3.79%, 10/17/36 (a)		1,457	1,486,541
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		514	538,836
Series 2007-3, Class A1A, 5.55%, 6/10/49 (b)		5,046	5,439,605
Series 2007-3, Class A4, 5.55%, 6/10/49 (b)		1,565	1,678,794
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-FL1, Class A, 1.60%, 12/15/31 (b)		1,720	1,720,000
BB-UBS Trust, Series 2012-TFT, Class A, 2.89%, 6/05/30 (a)		4,480	4,386,278
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		4,232	4,516,230
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (b)		880	959,126
Series 2007-PW17, Class A1A, 5.66%, 6/11/50 (b)		3,622	3,945,115
Carefree Portfolio Trust:
Series 2014-CARE, Class A, 1.49%, 11/15/19 (a)(b)		950	946,295
Series 2014-CARE, Class D, 3.40%, 11/15/19 (a)(b)		1,515	1,506,668
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.55%, 12/15/27 (a)(b)		2,798	2,798,921
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 0.91%, 6/15/33 (a)(b)		3,429	3,432,264
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		540	591,968
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.77%, 5/15/46 (b)		2,697	2,914,090
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B, 6.04%, 12/10/49 (b)		3,476	3,735,998
Commercial Mortgage Pass-Through Certificates:
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		2,050	2,139,152

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)	USD	3,460	$3,435,794
Series 2013-FL3, Class A, 1.68%, 10/13/28 (a)(b)		4,122	4,131,069
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (a)		2,895	2,915,882
Series 2014-CR20, Class A4, 3.59%, 11/10/47		238	247,541
Series 2014-CR21, Class B, 4.34%, 12/10/47		385	397,707
Series 2014-FL5, Class D, 2.46%, 10/15/31 (a)(b)		1,945	1,781,256
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A2, 5.97%, 2/15/41 (b)		2,796	2,788,968
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		3,830	3,864,803
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 5.90%, 9/15/39 (a)(b)		8,171	8,572,422
Deutsche Bank Re-REMIC Trust:
Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		2,750	2,955,439
Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		2,953	2,967,868
Extended Stay America Trust:
Series 2013-ESH5, Class C5, 2.67%, 12/05/31 (a)		2,460	2,436,551
Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		3,485	3,531,093
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (b)		2,520	2,731,315
Series 2007-GG9, Class A2, 5.38%, 3/10/39		5,581	5,596,676
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AM, 5.88%, 2/12/51 (b)		4,748	5,203,214
Series 2007-LD11, Class A2, 5.96%, 6/15/49 (b)		189	188,781
Series 2007-LD12, Class A1A, 5.85%, 2/15/51 (b)		7,152	7,795,675
Series 2007-LDPX, Class A1A, 5.44%, 1/15/49		1,536	1,641,985
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		2,215	2,330,739
Series 2014-C26, Class A4, 3.49%, 1/15/48		753	772,352
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (a)		645	663,931
Series 2014-FL6, Class A, 1.56%, 11/15/31 (a)(b)		2,305	2,305,396
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class AJ, 5.21%, 4/15/30 (b)		2,760	2,780,187
Merrill Lynch Mortgage Trust:
Series 2005-CKI1, Class AJ, 5.29%, 11/12/37 (b)		3,765	3,867,182
Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)		2,187	2,329,778
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A2, 3.10%, 12/15/47		700	720,237
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.33%, 2/12/44 (b)		492	476,760

BLACKROCK FUNDS II	DECEMBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2007-HQ12, Class A2FX, 5.59%, 4/12/49 (b)	USD	1,546	$1,556,778
Series 2007-IQ13, Class A1A, 5.31%, 3/15/44		1,441	1,531,195
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		2,350	2,501,194
Series 2007-IQ14, Class A1A, 5.67%, 4/15/49 (b)		2,223	2,398,121
Series 2007-IQ15, Class AM, 6.10%, 6/11/49 (b)		6,400	6,874,445
Morgan Stanley Re-REMIC Trust:
Series 2010-GG10, Class A4B, 5.80%, 8/15/45 (a)(b)		5,012	5,393,540
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(c)		2,000	1,890,000
Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		117	116,632
Series 2012-IO, Class AXB2, 1.00%, 3/27/51 (a)		2,420	2,413,950
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.94%, 2/16/51 (a)(b)		4,771	4,970,498
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		1,984	1,983,036
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class C, 4.34%, 3/15/47 (b)		150	151,878

			153,947,749
Interest Only Commercial Mortgage-Backed Securities — 1.0%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		65,905	3,556,629
Citigroup Commercial Mortgage Trust, Series 2013-SMP, Class XA, 0.80%, 1/12/30 (a)(b)		85,133	1,783,021
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.53%, 3/10/46 (b)		48,777	3,225,215
Series 2013-LC6, Class XA, 1.77%, 1/10/46 (b)		54,423	4,576,128
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		35,867	1,115,885
GS Mortgage Securities Trust, Series 2014-GC20, Class XA, 1.22%, 4/10/47 (b)		6,814	519,809
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XA, 1.57%, 4/15/46 (b)		22,679	1,948,203
Series 2013-LC11, Class XB, 0.59%, 4/15/46 (b)		4,040	168,181
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.17%, 12/15/47 (b)		8,814	650,517
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.89%, 5/25/36 (a)(b)		2,865	57,299
WF-RBS Commercial Mortgage Trust: Series 2012-C10, Class XA, 1.80%, 12/15/45 (a)(b)		32,281	3,174,824

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
Series 2013-C12, Class XA, 1.50%, 3/15/48 (a)(b)	USD	51,180	$4,104,160
Series 2013-C15, Class XA, 0.63%, 8/15/46 (b)		33,573	1,181,696
Series 2014-C24, Class XA, 0.99%, 11/15/47 (b)		17,637	1,219,632
Series 2014-LC14, Class XA, 1.46%, 3/15/47 (b)		16,684	1,405,203

			28,686,402
Total Non-Agency Mortgage-Backed Securities — 7.2%			210,931,540

Other Interests (d)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (e)(f)		1,630	—
Lehman Brothers Holdings, Inc. (e)(f)		14,400	1
Total Other Interests — 0.0%			1

Preferred Securities		Par (000)
Capital Trusts
Banks — 0.1%
Wells Fargo & Co., 5.90% (b)(g)		2,036	2,051,270
Capital Markets — 0.0%
State Street Capital Trust IV, 1.23%, 6/01/77 (b)		764	634,120
Media — 0.1%
NBCUniversal Enterprise, Inc., 5.25% (a)(g)		3,190	3,309,625
Total Capital Trusts — 0.2%			5,995,015

Trust Preferreds		Shares
Diversified Financial Services — 0.1%
Citigroup Capital XIII, Series 2, 7.88%, 10/30/40 (b)		116,685	3,101,487
Total Preferred Securities — 0.3%			9,096,502

Project Loans		Par (000)
Federal Housing Authority:
USGI Project, Series 56, 7.46%, 1/01/23	USD	28	27,148
USGI Project, Series 87, 7.43%, 10/01/22		53	51,355
Total Project Loans — 0.0%			78,503

8	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

Taxable Municipal Bonds		Par (000)	Value
Los Angeles Community College District/CA GO, 6.60%, 8/01/42	USD	800	$1,134,192
Metropolitan Transportation Authority RB:
6.67%, 11/15/39		200	275,134
6.81%, 11/15/40		610	849,846
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		690	921,157
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		1,004	1,514,012
New York City Water & Sewer System RB:
5.38%, 6/15/43		4,120	4,810,883
5.50%, 6/15/43		4,935	5,796,700
5.88%, 6/15/44		795	1,069,323
New York State Dormitory Authority RB, 5.39%, 3/15/40		725	915,160
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		1,305	1,488,692
State of California GO:
7.55%, 4/01/39		920	1,418,125
7.60%, 11/01/40		2,770	4,385,159
State of Illinois GO, 5.10%, 6/01/33		3,525	3,517,492
University of California RB, 4.86%, 5/15/12		630	668,165
Total Taxable Municipal Bonds — 1.0%			28,764,040

U.S. Government Sponsored Agency Securities
Agency Obligations — 0.9%
Fannie Mae, 6.63%, 11/15/30		1,500	2,227,281
Freddie Mac:
3.75%, 3/27/19		10,765	11,716,131
5.50%, 8/23/17		3,500	3,911,145
Resolution Funding Corp. Interest Strip:
0.00%, 7/15/18 (c)		4,575	4,344,566
0.00%, 10/15/18 (c)		4,575	4,292,123
Small Business Administration Participation Certificates:
Series 1996-20B, Class 1, 6.38%, 2/01/16		72	73,640
Series 1996-20H, 7.25%, 8/01/16		61	62,423
Series 1996-20J, 7.20%, 10/01/16		44	45,682
Series 1996-20K, 6.95%, 11/01/16		131	135,492
Series 1997-20B, Class 1, 7.10%, 2/01/17		169	175,201
Series 1997-20F, Class 1, 7.20%, 6/01/17		38	40,081
Series 1997-20G, Class 1, 6.85%, 7/01/17		299	309,955

			27,333,720
Collateralized Mortgage Obligations — 0.2%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		267	272,262
Series 2004-88, Class HA, 6.50%, 7/25/34		179	183,564
Series 2005-29, Class AT, 4.50%, 4/25/35		123	128,864
Series 2005-29, Class WB, 4.75%, 4/25/35		668	714,810
Series 2005-48, Class AR, 5.50%, 2/25/35		757	814,052
Series 2005-62, Class CQ, 4.75%, 7/25/35		674	713,583
Freddie Mac:
Series 1591, Class PK, 6.35%, 10/15/23		1,155	1,274,423

U.S. Government Sponsored Agency Securities		Par (000)		Value
Collateralized Mortgage Obligations (concluded)
Series 2996, Class MK, 5.50%, 6/15/35	USD	29		$32,410

				4,133,968
Commercial Mortgage-Backed Securities — 0.7%
Fannie Mae, Series 2006-M2, Class A2A, 5.27%, 10/25/32 (b)		14,956		17,286,482
Freddie Mac:
Series K037, Class A2, 3.49%, 1/25/24		746		793,796
Series K041, Class A2, 3.17%, 10/25/24		1,855		1,924,607

				20,004,885
Interest Only Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae:
Series 2013-M4, Class X1, 3.92%, 2/25/18 (b)		46,941		4,519,573
Series 2013-M5, Class X2, 2.36%, 1/25/22		11,187		1,255,253
Freddie Mac, Series K038, Class X1, 1.20%, 3/25/24 (b)		23,792		2,067,023
Ginnie Mae, Series 2012-120, Class IO, 0.99%, 2/16/53 (b)		20,481		1,530,379

				9,372,228
Mortgage-Backed Securities — 44.8%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		3,756		3,898,169
2.42%, 12/01/34 (b)		799		858,214
2.50%, 1/01/30 (h)		34,000		34,616,250
3.00%, 4/01/29-1/01/45 (h)		121,441		124,004,231
3.18%, 12/01/40 (b)		2,073		2,174,026
3.34%, 6/01/41 (b)		4,429		4,668,784
3.50%, 8/01/27-1/01/45 (b)(h)		119,413		125,592,448
4.00%, 1/01/25-1/01/45 (h)		124,619		134,163,169
4.50%, 2/01/25-1/01/45 (h)		71,725		77,914,960
5.00%, 11/01/32-1/01/45 (h)		64,608		71,599,904
5.50%, 10/01/16-1/01/45 (h)		17,673		19,878,409
6.00%, 5/01/16-6/01/41		25,624		29,172,668
6.50%, 5/01/40		6,553		7,462,888
7.00%, 12/01/15-6/01/32		44		46,440
Freddie Mac Mortgage-Backed Securities:
2.50%, 1/01/30 (h)		12,500		12,713,476
3.00%, 1/01/30-8/01/43 (h)		53,784		54,727,018
3.50%, 1/01/30-1/01/45 (h)		47,921		50,125,529
4.00%, 1/01/30-1/01/45 (h)		48,987		52,227,900
4.50%, 2/01/39-1/01/45 (h)		27,207		29,518,851
5.00%, 7/01/35-1/01/45 (h)		17,605		19,460,412
5.50%, 7/01/15-1/01/45 (h)		12,557		13,991,840
6.00%, 3/01/16-12/01/32		531		550,996
6.50%, 7/01/17		13		13,082
8.00%, 11/01/22		2		2,221
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/45 (h)		41,300		42,234,413
3.50%, 2/15/42-10/20/44		93,462		98,362,360
4.00%, 9/20/40-1/15/45 (h)		201,125		216,089,252
4.50%, 5/20/41-2/15/42		46,512		50,992,567
5.00%, 12/15/38-1/15/45 (h)		19,688		21,893,531
5.50%, 3/15/32-1/15/45 (h)		7,713		8,567,524
6.00%, 12/15/36		256		290,065
7.50%, 11/15/29		—	(i)	474
9.00%, 7/15/18		—	(i)	424

				1,307,812,495

BLACKROCK FUNDS II	DECEMBER 31, 2014	9

Schedule of Investments (continued)	BlackRock Core Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Principal Only Collateralized Mortgage Obligations — 0.0%
Fannie Mae, Series 1989-16, Class B, 0.00%, 3/25/19 (c)	USD	14	$13,572
Total U.S. Government Sponsored Agency Securities — 46.9%			1,368,670,868

U.S. Treasury Obligations
U.S. Treasury Bonds, 3.00%, 11/15/44		110,182	115,794,241
U.S. Treasury Inflation Indexed Bonds:
0.75%, 2/15/42 (j)		11,234	10,914,182
1.38%, 2/15/44		5,374	6,082,290
U.S. Treasury Inflation Indexed Notes:
0.13%, 1/15/23		5,992	5,793,816
0.63%, 1/15/24		14,439	14,499,463
U.S. Treasury Notes:
0.50%, 11/30/16 (j)		113,806	113,520,986
1.00%, 12/15/17 (j)		248,543	247,960,315
1.50%, 11/30/19 (j)		190,531	189,325,121
1.88%, 11/30/21		169,516	168,523,203
2.25%, 11/15/24 (j)		80,905	81,448,399
Total U.S. Treasury Obligations — 32.7%			953,862,016
Total Long-Term Investments (Cost — $3,676,150,327) — 127.0%			3,706,701,101

Options Purchased			Value
(Cost — $4,213,754) — 0.1%			$2,954,908
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $3,680,364,081*) — 127.1%			3,709,656,009

TBA Sale Commitments (h)		Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/30	USD	3,300	(3,359,813)
3.00%, 1/01/30-1/01/45		37,600	(38,123,875)
3.50%, 1/01/30-1/01/45		43,200	(45,509,491)
4.00%, 1/01/30-1/01/45		114,350	(121,940,860)
4.50%, 1/01/30-1/01/45		34,700	(37,457,173)
5.00%, 1/01/45		50,100	(55,351,692)
5.50%, 1/01/45		4,700	(5,257,391)
6.00%, 1/01/45		10,500	(11,907,246)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/45		8,300	(8,384,296)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 1/15/45		37,400	(39,258,313)
4.00%, 1/15/45		157,800	(169,189,341)
4.50%, 1/15/45		13,300	(14,531,809)
5.00%, 1/15/45		300	(328,424)
Total TBA Sale Commitments (Proceeds — $549,020,154) — (18.9)%			(550,599,724)

Options Written
(Premiums Received — $ 1,550,885) — (0.0)%			(1,656,395)
Total Investments Net of TBA Sale Commitments and Options Written — 108.2%			3,157,399,890
Liabilities in Excess of Other Assets — (8.2)%			(239,206,730)

Net Assets — 100.0%			$2,918,193,160

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,682,644,949

Gross unrealized appreciation	$59,980,304
Gross unrealized depreciation	(32,969,244)

Net unrealized appreciation	$27,011,060

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Zero-coupon bond.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Security is perpetual in nature and has no stated maturity date.

10	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

(h)	Represents or includes a TBA transaction. As of December 31, 2014, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
BNP Paribas Securities Corp.	$6,544,085	$24,710
Citigroup Global Markets, Inc.	$(13,980,131)	$(75,772)
Credit Suisse Securities (USA) LLC	$(24,584,313)	$(38,362)
Deutsche Bank Securities, Inc.	$15,542,441	$255,949
Goldman Sachs & Co.	$(118,649,137)	$(422,701)
J.P. Morgan Securities LLC	$(86,977,481)	$(364,134)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(26,613,462)	$(84,275)
Morgan Stanley & Co. LLC	$6,933,155	$19,550
Nomura Securities International, Inc.	$(30,071,942)	$(89,692)
Wells Fargo Securities, LLC	$615,992	$(320)

(i)	Par is less than $500.

(j)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

•

During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	889,705	(889,705)	—	$3,469

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.07%	4/10/14	Open	$9,808,075	$9,813,167
RBC Capital Markets, LLC	0.09%	12/18/14	Open	40,400,000	40,401,515
BNP Paribas Securities Corp.	(0.26)%	12/31/14	1/02/15	113,520,986	113,520,986
Deutsche Bank Securities, Inc.	(2.03)%	12/31/14	1/02/15	184,537,500	184,537,500
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(1.83)%	12/31/14	1/02/15	189,578,146	189,578,146
Total				$537,844,707	$537,851,314

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
277	Australian Commonwealth Treasury Bond (3 Year)	Sydney	March 2015	USD	67,835,061	$94,465
448	Australian Commonwealth Treasury Bond (10 Year)	Sydney	March 2015	USD	352,380,573	574,243
768	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2015	USD	111,024,000	2,402,509
625	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	136,621,094	(123,388)
(728)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	86,580,813	94,624
(1,066)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	135,165,469	147,148
(122)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	20,152,875	(359,564)
(754)	90 Day Sterling	NYSE Liffe	December 2015	USD	145,693,766	(255,302)
(693)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	171,205,650	51,888
(405)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	99,802,125	21,873
(405)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	99,564,187	10,661
(1,094)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	268,385,550	239,978
Total						$2,899,135

BLACKROCK FUNDS II	DECEMBER 31, 2014	11

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	893,368	USD	344,000	Bank of America N.A.	1/05/15	$(8,389)
BRL	1,180,089	USD	459,000	Bank of America N.A.	1/05/15	(15,677)
BRL	949,429	USD	367,000	Deutsche Bank AG	1/05/15	(10,329)
BRL	1,799,120	USD	688,000	Deutsche Bank AG	1/05/15	(12,126)
BRL	2,803,238	USD	1,086,000	Goldman Sachs International	1/05/15	(32,910)
BRL	2,693,004	USD	1,032,000	JPMorgan Chase Bank N.A.	1/05/15	(20,321)
USD	480,070	BRL	1,260,423	Deutsche Bank AG	1/05/15	6,568
USD	290,000	BRL	745,880	Goldman Sachs International	1/05/15	9,796
USD	1,485,930	BRL	3,898,189	Goldman Sachs International	1/05/15	21,501
USD	1,720,000	BRL	4,553,184	Goldman Sachs International	1/05/15	9,509
USD	656,278	MXN	8,939,549	JPMorgan Chase Bank N.A.	1/07/15	50,627
CLP	310,178,000	USD	506,000	Credit Suisse International	1/13/15	4,284
COP	780,171,268	USD	318,958	Credit Suisse International	1/13/15	9,232
COP	1,164,453,316	USD	500,602	Credit Suisse International	1/13/15	(10,758)
COP	2,055,691,743	USD	850,550	Credit Suisse International	1/13/15	14,206
COP	776,329,200	USD	320,400	Goldman Sachs International	1/13/15	6,174
COP	601,218,000	USD	263,000	Morgan Stanley Capital Services LLC	1/13/15	(10,089)
COP	614,449,360	USD	255,170	Morgan Stanley Capital Services LLC	1/13/15	3,307
COP	764,204,200	USD	318,950	Morgan Stanley Capital Services LLC	1/13/15	2,523
USD	506,000	CLP	310,431,000	Credit Suisse International	1/13/15	(4,701)
USD	327,000	COP	753,571,500	Bank of America N.A.	1/13/15	9,999
USD	256,320	COP	619,781,760	Deutsche Bank AG	1/13/15	(4,400)
USD	220,000	COP	507,100,000	Goldman Sachs International	1/13/15	6,681
USD	254,000	COP	569,214,000	Goldman Sachs International	1/13/15	14,552
USD	1,343,310	COP	3,080,411,327	Royal Bank of Scotland PLC	1/13/15	47,491
USD	427,000	COP	1,004,731,000	Standard Chartered Bank	1/13/15	4,346
USD	247,000	ZAR	2,872,524	Bank of America N.A.	1/13/15	(790)
USD	63,000	ZAR	735,525	BNP Paribas S.A.	1/13/15	(448)
USD	93,000	ZAR	1,077,955	BNP Paribas S.A.	1/13/15	13
USD	95,000	ZAR	1,111,210	BNP Paribas S.A.	1/13/15	(855)
USD	159,000	ZAR	1,881,415	BNP Paribas S.A.	1/13/15	(3,295)
USD	306,000	ZAR	3,444,159	BNP Paribas S.A.	1/13/15	8,900
USD	1,400,000	ZAR	16,427,550	BNP Paribas S.A.	1/13/15	(17,075)
USD	186,000	ZAR	2,149,256	Citibank N.A.	1/13/15	601
USD	64,000	ZAR	748,515	Morgan Stanley Capital Services LLC	1/13/15	(568)
ZAR	813,155	USD	70,000	BNP Paribas S.A.	1/13/15	144
ZAR	1,117,295	USD	95,000	BNP Paribas S.A.	1/13/15	1,380
ZAR	1,117,357	USD	95,000	BNP Paribas S.A.	1/13/15	1,386
ZAR	1,465,390	USD	127,000	BNP Paribas S.A.	1/13/15	(592)
ZAR	1,485,227	USD	127,000	BNP Paribas S.A.	1/13/15	1,119
ZAR	12,784,125	USD	1,095,000	BNP Paribas S.A.	1/13/15	7,785
ZAR	1,461,538	USD	125,000	JPMorgan Chase Bank N.A.	1/13/15	1,075
MXN	4,482,221	USD	302,500	Credit Suisse International	1/16/15	998
MXN	4,461,104	USD	302,500	JPMorgan Chase Bank N.A.	1/16/15	(432)
USD	605,000	MXN	8,977,397	JPMorgan Chase Bank N.A.	1/16/15	(2,873)
USD	958,756	ZAR	11,209,103	UBS AG	1/20/15	(7,051)
EUR	929,000	USD	1,155,046	BNP Paribas S.A.	1/21/15	(30,650)
EUR	156,000	USD	194,624	JPMorgan Chase Bank N.A.	1/21/15	(5,812)

12	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	170,000	USD	205,862	JPMorgan Chase Bank N.A.	1/21/15	$(106)
EUR	100,000	USD	121,821	Royal Bank of Scotland PLC	1/21/15	(788)
USD	10,887,943	EUR	8,579,000	BNP Paribas S.A.	1/21/15	504,522
USD	31,470,116	EUR	24,666,000	JPMorgan Chase Bank N.A.	1/21/15	1,616,118
USD	4,917,846	EUR	3,880,000	Royal Bank of Scotland PLC	1/21/15	221,766
USD	7,733,825	EUR	6,193,000	UBS AG	1/21/15	238,251
USD	522,289	MXN	7,155,000	Deutsche Bank AG	1/21/15	37,965
USD	2,329,798	MXN	32,078,000	JPMorgan Chase Bank N.A.	1/21/15	158,430
USD	2,866,893	MXN	39,464,000	Morgan Stanley & Co. International PLC	1/21/15	195,564
USD	699,469	MXN	9,574,288	BNP Paribas S.A.	1/28/15	51,667
USD	1,392,153	MXN	19,107,066	JPMorgan Chase Bank N.A.	1/30/15	99,519
INR	110,197,775	USD	1,765,000	JPMorgan Chase Bank N.A.	2/18/15	(36,871)
USD	1,765,000	INR	110,312,500	Deutsche Bank AG	2/18/15	35,071
USD	1,006,432	MXN	13,711,055	JPMorgan Chase Bank N.A.	2/20/15	80,063
USD	592,266	MXN	8,126,312	JPMorgan Chase Bank N.A.	2/24/15	43,359
USD	629,840	MXN	8,623,426	Morgan Stanley Capital Services LLC	2/24/15	47,355
USD	598,934	MXN	8,191,285	JPMorgan Chase Bank N.A.	2/25/15	45,673
USD	13,714,330	AUD	16,733,302	Morgan Stanley Capital Services LLC	3/18/15	129,802
USD	14,740,000	CAD	17,087,389	Royal Bank of Canada	3/18/15	57,325
USD	23,898,334	EUR	19,174,000	Morgan Stanley Capital Services LLC	3/18/15	680,410
USD	14,905,000	JPY	1,767,214,306	State Street Bank and Trust Co.	3/18/15	140,777
Total						$4,389,928

•	As of December 31, 2014, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Put	USD	126.00	1/23/15	8	$2,250
Euro Dollar 90-Day	Put	USD	98.50	3/13/15	2,585	258,500
Euro Dollar 90-Day	Put	USD	98.75	3/13/15	1,259	346,225
Euro Dollar 90-Day	Put	USD	98.63	3/13/15	63	10,631
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	1,408	35,200
Total						$652,806

•	As of December 31, 2014, OTC barrier options purchased were as follows:

Description	Counterparty	Barrier Price		Expiration Date		Notional Amount (000)	Market Value
USD Currency	JPMorgan Chase Bank N.A.	BRL	2.10	1/08/15	USD	195	—
EUR Currency	Citibank N.A.	USD	1.17	5/08/15	EUR	1,595	$425,224
USD Currency	Deutsche Bank AG	CHF	1.03	5/18/15	USD	749	203,422
USD Currency	Deutsche Bank AG	CHF	1.04	5/18/15	USD	394	89,048
Total							$717,694

•	As of December 31, 2014, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	11.50%	Receive	1-day BZDIOVER	1/02/15	BRL	13,040	$1

BLACKROCK FUNDS II	DECEMBER 31, 2014	13

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

As of December 31, 2014, OTC interest rate swaptions purchased were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	11.75%	Receive	1-day BZDIOVER	1/02/15	BRL	16,489	$1
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	5,984	—
2-Year Interest Rate Swap	Credit Suisse International	Call	11.80%	Receive	1-day BZDIOVER	1/02/15	BRL	4,806	—
2-Year Interest Rate Swap	Deutsche Bank AG	Call	12.00%	Receive	1-day BZDIOVER	1/02/15	BRL	8,923	—
1-Year Interest Rate Swap	Credit Suisse International	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	18,489	5,143
1-Year Interest Rate Swap	Deutsche Bank AG	Call	11.40%	Receive	1-day BZDIOVER	7/01/15	BRL	6,610	1,839
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	46,360	1,201,160
1-Year Interest Rate Swap	Bank of America N.A.	Put	12.30%	Pay	1-day BZDIOVER	1/02/15	BRL	21,741	47,785
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.30%	Pay	6-month EURIBOR	1/20/15	EUR	30,740	108
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.30%	Pay	6-month EURIBOR	1/20/15	EUR	27,415	96
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.36%	Pay	6-month EURIBOR	1/21/15	EUR	28,645	45
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.33%	Pay	6-month EURIBOR	1/29/15	EUR	27,865	553
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	46,360	327,677
Total									$1,584,408

•	As of December 31, 2014, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Call	USD	99.00	3/13/15	44	$(7,425)
U.S. Treasury Notes (10 Year)	Put	USD	125.00	1/23/15	12	(1,125)
Euro Dollar 90-Day	Put	USD	98.13	3/13/15	38	(475)
Total						$(9,025)

•	As of December 31, 2014, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Call	10.90%	Pay	1-day BZDIOVER	1/02/15	BRL	13,040	—
1-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	11.25%	Pay	1-day BZDIOVER	1/02/15	BRL	32,978	$(1)
1-Year Interest Rate Swap	Bank of America N.A.	Call	11.70%	Pay	1-day BZDIOVER	1/02/15	BRL	12,660	—
2-Year Interest Rate Swap	Credit Suisse International	Call	11.00%	Pay	1-day BZDIOVER	1/02/15	BRL	8,325	—
2-Year Interest Rate Swap	Deutsche Bank AG	Call	11.50%	Pay	1-day BZDIOVER	1/02/15	BRL	8,923	—
1-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	6.50%	Pay	3-month JIBAR	5/18/15	ZAR	67,819	(5,566)
1-Year Interest Rate Swap	Credit Suisse International	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	18,489	(1,490)
1-Year Interest Rate Swap	Deutsche Bank AG	Call	10.60%	Pay	1-day BZDIOVER	7/01/15	BRL	6,610	(533)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	24,570	(1,337,903)

14	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

As of December 31, 2014, OTC interest rate swaptions written were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
1-Year Interest Rate Swap	Credit Suisse International	Put	12.30%	Receive	1-day BZDIOVER	1/02/15	BRL	13,040	$(28,661)
1-Year Interest Rate Swap	Credit Suisse International	Put	14.00%	Receive	1-day BZDIOVER	1/02/15	BRL	17,771	(1)
2-Year Interest Rate Swap	Bank of America N.A.	Put	12.50%	Receive	1-day BZDIOVER	1/02/15	BRL	5,476	(14,937)
1-Year Interest Rate Swap	Credit Suisse International	Put	12.25%	Receive	1-day BZDIOVER	7/01/15	BRL	9,245	(41,546)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	24,570	(216,732)
Total									$(1,647,370)

•	As of December 31, 2014, interest rate indexed floors purchased outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
10Y-2Y CMS Index Floor[1]	0.50%	Goldman Sachs Bank USA	12/15/15	USD	144	$1,452,095	$1,584,390	$(132,295)

[1]	Fund pays the upfront premium and receives the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of December 31, 2014, interest rate indexed floors sold outstanding were as follows:

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
10Y-2Y CMS Index Floor[1]	0.00%	Goldman Sachs Bank USA	12/15/15	USD	144	$(424,663)	$(432,107)	$7,444

[1]	Fund receives the upfront premium and pays the greater of the exercise rate minus the difference of the 10-year CMS Index and 2-year CMS Index or $0.

•	As of December 31, 2014, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 23 Version 1	1.00%	Chicago Mercantile	12/20/19	USD	3,147	$(12,336)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	Chicago Mercantile	11/26/16	USD	2,530	$8,085
0.42%[2]	6-month EURIBOR	Chicago Mercantile	11/06/19	EUR	1,789	8,376
0.66%[2]	6-month EURIBOR	Chicago Mercantile	11/06/21	EUR	3,204	39,840
2.10%[1]	3-month LIBOR	Chicago Mercantile	11/26/21	USD	500	(3,138)
2.06%[1]	3-month LIBOR	Chicago Mercantile	11/28/21	USD	223	(871)
2.09%[1]	3-month LIBOR	Chicago Mercantile	11/28/21	USD	200	(1,093)
2.23%[1]	3-month LIBOR	Chicago Mercantile	11/26/22	USD	500	(4,671)
2.21%[1]	3-month LIBOR	Chicago Mercantile	11/28/22	USD	200	(1,662)
2.19%[1]	3-month LIBOR	Chicago Mercantile	11/28/22	USD	100	(658)
2.35%[1]	3-month LIBOR	Chicago Mercantile	10/24/24	USD	370	(4,310)
2.37%[1]	3-month LIBOR	Chicago Mercantile	10/24/24	USD	277	(3,730)
2.37%[1]	3-month LIBOR	Chicago Mercantile	10/24/24	USD	92	(1,252)
Total						$34,916

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

BLACKROCK FUNDS II	DECEMBER 31, 2014	15

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

•	As of December 31, 2014, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Depreciation
Republic of South Africa	1.00%	BNP Paribas S.A.	3/20/20	USD	1,180	$46,934	$54,061	$(7,127)
Republic of South Africa	1.00%	BNP Paribas S.A.	3/20/20	USD	240	9,546	9,903	(357)
Total						$56,480	$63,964	$(7,484)

•	As of December 31, 2014, OTC credit default swaps — sold protection outstanding were as follows:

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	6/20/19	BBB-	USD	1,590	$(295,873)	$(44,540)	$(251,333)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	6/20/19	BBB-	USD	250	(46,521)	(7,003)	(39,518)
Barrick Gold Corp.	1.00%	Deutsche Bank AG	12/20/19	BBB	USD	1,258	(44,696)	(49,133)	4,437
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	570	(120,223)	(45,695)	(74,528)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	495	(104,404)	(38,375)	(66,029)
Transocean, Inc.	1.00%	Bank of America N.A.	12/20/19	BBB-	USD	495	(104,404)	(37,462)	(66,942)
Transocean, Inc.	1.00%	Goldman Sachs Bank USA	12/20/19	BBB-	USD	1,150	(242,555)	(79,494)	(163,061)
Transocean, Inc.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	BBB-	USD	495	(104,405)	(41,703)	(62,702)
Barrick Gold Corp.	1.00%	Goldman Sachs Bank USA	6/20/21	BBB	USD	2,244	(164,113)	(171,308)	7,195
CMBX.NA Series 7 AAA	0.50%	Goldman Sachs Bank USA	1/17/47	AAA	USD	5,000	(157,848)	(160,483)	2,635
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB-	USD	400	(9,211)	(37,978)	28,767
CMBX.NA Series 3 AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB-	USD	5,000	(115,139)	(456,160)	341,021
CMBX.NA Series 3 AM	0.50%	Royal Bank of Scotland PLC	12/13/49	BBB-	USD	1,000	(23,028)	(96,145)	73,117
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	1,820	(56,357)	(260,843)	204,486
Total							$(1,588,777)	$(1,526,322)	$(62,455)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of December 31, 2014, OTC Interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.27%[1]	1-day BZDIOVER	Citibank N.A.	1/02/15	BRL	22,288	$5,439	$(103)	$5,542
11.99%[1]	1-day BZDIOVER	Bank of America N.A.	7/01/15	BRL	14,796	(6,619)	(287)	(6,332)
6.46%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	9/25/15	ZAR	33,910	2,690	(86)	2,776
11.65%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	48,950	(154,986)	(1,836)	(153,150)
11.36%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	7,862	(33,520)	(104)	(33,416)
11.12%[1]	1-day BZDIOVER	Credit Suisse International	1/04/16	BRL	2,045	(11,689)	(16)	(11,673)
11.26%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	1,900	(9,707)	(41)	(9,666)
12.14%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	19,900	26,580	954	25,626
11.80%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	9,380	6,226	234	5,992
12.13%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	9,048	12,503	430	12,073
11.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	5,923	(13,797)	(139)	(13,658)
11.91%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/16	BRL	4,180	6,934	(98)	7,032
4.13%[1]	28-day MXIBTIIE	Bank of America N.A.	12/15/16	MXN	30,495	(1,998)	(48)	(1,950)
4.22%[1]	28-day MXIBTIIE	Bank of America N.A.	12/15/16	MXN	22,549	1,057	(39)	1,096
4.19%[1]	28-day MXIBTIIE	Deutsche Bank AG	12/16/16	MXN	28,969	633	(148)	781
11.17%[2]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	4,654	51,871	85	51,786
12.11%[1]	1-day BZDIOVER	Credit Suisse International	1/02/17	BRL	2,197	(10,323)	(48)	(10,275)
12.18%[2]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	2,400	8,573	120	8,453
12.10%[1]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	2,214	(10,567)	(48)	(10,519)
12.22%[2]	1-day BZDIOVER	Deutsche Bank AG	1/02/17	BRL	1,310	4,229	68	4,161
11.49%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	5,821	(44,694)	(197)	(44,497)
12.18%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/17	BRL	2,737	(9,064)	(79)	(8,985)

16	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

As of December 31, 2014, OTC Interest rate swaps outstanding were as follows: (concluded)

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.35%[2]	28-day MXIBTIIE	Bank of America N.A.	11/17/17	MXN	10,032	$5,452	$65	$5,387
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	7,677	2,199	25	2,174
4.72%[2]	28-day MXIBTIIE	Citibank N.A.	11/14/18	MXN	11,785	7,991	35	7,956
12.42%[1]	1-day BZDIOVER	Credit Suisse International	1/02/19	BRL	1,579	(4,038)	(40)	(3,998)
0.63%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	10/30/19	CZK	25,355	(6,172)	—	(6,172)
0.63%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	10/31/19	CZK	24,021	(5,573)	—	(5,573)
5.05%[2]	28-day MXIBTIIE	Citibank N.A.	11/15/19	MXN	8,308	4,595	89	4,506
5.04%[2]	28-day MXIBTIIE	Bank of America N.A.	11/18/19	MXN	7,885	7,155	28	7,127
0.55%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	12/01/19	CZK	31,500	(1,797)	—	(1,797)
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	1,745	28,965	44	28,921
11.70%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/21	BRL	924	(10,067)	(27)	(10,040)
11.68%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/21	BRL	836	(9,459)	(23)	(9,436)
12.00%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	1,011	(5,620)	(13)	(5,607)
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	445	(4,660)	(13)	(4,647)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	8,580	(705,877)	—	(705,877)
0.87%[2]	6-month PRIBOR	Goldman Sachs Bank USA	9/19/21	CZK	78,426	(58,837)	—	(58,837)
0.89%[2]	6-month PRIBOR	Morgan Stanley Capital Services LLC	9/22/21	CZK	20,803	(16,124)	—	(16,124)
0.84%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	10/24/21	CZK	49,615	(29,756)	—	(29,756)
0.69%[2]	6-month PRIBOR	JPMorgan Chase Bank N.A.	12/02/21	CZK	23,724	(2,643)	—	(2,643)
6.19%[1]	28-day MXIBTIIE	Goldman Sachs Bank USA	7/25/24	MXN	8,444	9,591	(52)	9,643
5.99%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	8/26/24	MXN	8,568	382	—	382
6.26%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/09/24	MXN	11,171	15,391	(69)	15,460
6.42%[1]	28-day MXIBTIIE	Deutsche Bank AG	9/16/24	MXN	7,512	16,427	(49)	16,476
6.37%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/18/24	MXN	7,512	14,051	(48)	14,099
6.33%[1]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	9/23/24	MXN	11,214	18,519	(70)	18,589
7.77%[1]	3-month JIBAR	Barclays Bank PLC	10/22/24	ZAR	12,081	(6,417)	(102)	(6,315)
7.78%[1]	3-month JIBAR	Citibank N.A.	10/22/24	ZAR	8,955	(4,340)	(76)	(4,264)
5.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/14/24	MXN	31,079	(37,764)	(158)	(37,606)
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	23,624	(29,271)	(120)	(29,151)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	10,272	(12,304)	(52)	(12,252)
7.71%[1]	3-month JIBAR	Barclays Bank PLC	11/18/24	ZAR	6,716	(7,139)	(54)	(7,085)
7.60%[1]	3-month JIBAR	JPMorgan Chase Bank N.A.	11/20/24	ZAR	6,716	(11,529)	(101)	(11,428)
7.57%[1]	3-month JIBAR	Goldman Sachs Bank USA	11/25/24	ZAR	4,030	(7,795)	(45)	(7,750)
Total						$(1,026,693)	$(2,252)	$(1,024,441)

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

BLACKROCK FUNDS II	DECEMBER 31, 2014	17

Schedule of Investments (continued)	BlackRock Core Bond Portfolio

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$347,209,870	$25,468,477	$372,678,347
Corporate Bonds	—	646,910,651	—	646,910,651
Foreign Agency Obligations	—	5,426,500	—	5,426,500
Foreign Government Obligations	—	110,282,133	—	110,282,133
Non-Agency Mortgage-Backed Securities	—	199,568,475	11,363,065	210,931,540
Other Interests	—	—	1	1
Preferred Securities	$3,101,487	5,995,015	—	9,096,502
Project Loans	—	—	78,503	78,503
Taxable Municipal Bonds	—	28,764,040	—	28,764,040
U.S. Government Sponsored Agency Securities	—	1,368,670,868	—	1,368,670,868
U.S. Treasury Obligations	—	953,862,016	—	953,862,016
Options Purchased:
Foreign Currency Exchange Contracts	—	717,694	—	717,694
Interest Rate Contracts	652,806	1,584,408	—	2,237,214
Liabilities:
Investments:
TBA Sale Commitments	—	(550,599,724)	—	(550,599,724)

Total	$3,754,293	$3,118,391,946	$36,910,046	$3,159,056,285

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$661,658	—	$661,658
Foreign currency exchange contracts	—	4,627,834	—	4,627,834
Interest rate contracts	$3,637,389	319,783	—	3,957,172
Liabilities:
Credit contracts	(12,336)	(731,597)	—	(743,933)
Foreign currency exchange contracts	—	(237,906)	—	(237,906)
Interest rate contracts	(747,279)	(3,081,529)	—	(3,828,808)

Total	$2,877,774	$1,558,243	—	$4,436,017

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$21,463,481	—	—	$21,463,481
Foreign currency at value	1,166,157	—	—	1,166,157
Cash pledged for financial futures contracts	3,165,000	—	—	3,165,000
Cash pledged as collateral for OTC derivatives	1,210,000	—	—	1,210,000
Cash pledged for centrally cleared swaps	141,000	—	—	141,000
Cash pledged as collateral for TBA commitments	302,000	—	—	302,000
Liabilities:
Reverse repurchase agreements	—	$(537,851,314)	—	(537,851,314)

Total	$27,447,638	$(537,851,314)	—	$(510,403,676)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2014.

18	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock Core Bond Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Project Loans	Total
Assets:
Opening Balance, as of September 30, 2014	$16,109,864	$4,941,957	$79,283	$21,131,104
Transfers into Level 3	—		—	—
Transfers out of Level 3	(4,079,837)	—	—	(4,079,837)
Accrued discounts/premiums	1,331	1,145	(97)	2,379
Net realized gain (loss)	(1,353)	4,373	2	3,022
Net change in unrealized appreciation/depreciation[1]	(115,039)	(39,074)	(189)	(154,302)
Purchases	18,983,024	7,651,536	—	26,634,560
Sales	(5,429,513)	(1,196,872)	(496)	(6,626,881)
Closing Balance, as of December 31, 2014	$25,468,477	$11,363,065	$78,503	$36,910,045

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014[1]	$(115,071)	$(39,074)	$(189)	$(154,334)

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2014	19

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock GNMA Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)		Value
Collateralized Mortgage Obligations — 2.4%
Fannie Mae, Series 1996-48, Class Z, 7.00%, 11/25/26	USD	629		$699,505
Ginnie Mae:
Series 2002-45, Class PG, 6.00%, 3/17/32		1,928		2,035,283
Series 2009-31, Class PT, 4.33%, 5/20/39 (a)		753		790,830
Series 2009-122, Class PY, 6.00%, 12/20/39		2,245		2,469,330
Series 2011-71, Class GF, 0.36%, 8/16/31 (a)		12,564		12,574,770

				18,569,718
Interest Only Collateralized Mortgage Obligations — 0.0%
Freddie Mac:
Series 4301, Class SD, 5.94%, 7/15/37 (a)		1,058		177,072
Series 4307, Class SE, 5.94%, 9/15/36 (a)		816		135,179

				312,251
Mortgage-Backed Securities — 131.4%
Fannie Mae Mortgage-Backed Securities:
3.00%, 2/01/43-1/01/45 (b)		55,568		56,328,567
3.28%, 2/01/41		116		118,864
3.40%, 4/01/41		186		192,558
3.50%, 3/01/43-1/01/45 (b)		27,771		29,037,239
4.00%, 7/01/43-9/01/43		27,431		29,356,611
4.49%, 7/01/37		108		117,367
4.50%, 1/01/45 (b)		50,500		54,816,174
5.00%, 1/01/21-7/01/35		5,145		5,697,111
5.50%, 12/01/32-1/01/45 (b)		771		867,121
6.00%, 1/01/45 (b)		100		113,402
6.50%, 9/01/28-8/01/35		5,317		6,160,784
8.50%, 1/20/18		458		488,984
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/45 (b)		100		101,016
3.50%, 9/01/20-9/01/26		911		963,377
4.00%, 4/01/19-5/01/26		1,510		1,606,531
5.00%, 5/01/35-12/01/38		353		390,000
6.00%, 8/01/16		2		1,675
7.50%, 2/01/27-3/01/27		3		2,997
9.00%, 12/01/19		—	(c)	79
Ginnie Mae Mortgage-Backed Securities:
3.00%, 5/15/42-1/15/45 (b)		136,741		139,839,690
3.50%, 4/15/41-1/15/45 (b)		170,554		179,157,977
4.00%, 8/20/41-1/15/45 (b)		174,652		187,644,040
4.50%, 12/15/34-1/15/45 (b)		111,427		122,201,318
5.00%, 9/15/28-1/15/45 (b)		71,050		78,777,079
5.50%, 7/15/16-12/15/34		21,840		24,631,384
6.00%, 7/15/16-1/15/39		31,413		35,600,512
6.50%, 5/15/16-1/15/45 (b)		42,419		48,481,352
7.00%, 3/20/24-5/15/31		79		88,617
7.50%, 4/20/23-10/20/25		6		7,455
8.00%, 3/15/17-5/15/30		186		201,940
8.50%, 6/15/16-2/15/25		64		66,439
9.00%, 4/15/16-10/15/21		64		66,084
9.50%, 6/15/16-9/15/22		91		95,281
10.00%, 2/15/16-6/15/18		26		26,177
11.50%, 12/15/15		—	(c)	147
12.00%, 6/15/15		—	(c)	112

				1,003,246,061
Total U.S. Government Sponsored Agency Securities — 133.8%				1,022,128,030

			Value
Total Long-Term Investments
(Cost — $1,010,489,209) — 133.8%			$1,022,128,030

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (d)(e)		142,939,304	142,939,304
Total Short-Term Securities
(Cost — $142,939,304) — 18.7%			142,939,304

Options Purchased
(Cost — $1,166,235) — 0.2%			1,251,617
Total Investments Before TBA Sale Commitments and Options Written
(Cost — $1,154,594,748*) — 152.7%			1,166,318,951

TBA Sale Commitments (b)		Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/45	USD	53,100	(53,713,969)
3.50%, 1/01/45		25,900	(26,998,730)
4.00%, 1/01/45		21,100	(22,519,057)
4.50%, 1/01/45		22,700	(24,640,142)
5.00%, 1/01/45		2,700	(2,983,025)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/45		10,000	(10,226,250)
4.00%, 1/15/45		30,200	(32,379,709)
4.50%, 1/15/45		16,600	(18,137,446)
5.50%, 1/15/45		2,700	(3,014,402)
6.00%, 1/15/45		19,600	(22,001,002)
6.50%, 1/15/45		7,500	(8,548,535)
Total TBA Sale Commitments
(Proceeds — $223,940,777) — (29.5)%			(225,162,267)

Options Written
(Premiums Received — $4,310,050) — (0.7)%			(5,781,333)
Total Investments Net of TBA Sale Commitments and Options Written — 122.5%			935,375,351
Liabilities in Excess of Other Assets — (22.5)%			(171,724,798)

Net Assets — 100.0%			$763,650,553

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock GNMA Portfolio

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,155,480,722

Gross unrealized appreciation	$12,643,668
Gross unrealized depreciation	(1,805,439)

Net unrealized appreciation	$10,838,229

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a TBA transaction. As of December 31, 2014, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,454,992)	$4,313
BNP Paribas Securities Corp.	$6,007,684	$22,684
Citigroup Global Markets, Inc.	$(9,769,125)	$(67,180)
Credit Suisse Securities (USA) LLC	$72,338,196	$253,556
Deutsche Bank Securities, Inc.	$(17,905,335)	$(262,441)
Goldman Sachs & Co.	$59,546,782	$297,423
J.P. Morgan Securities LLC	$(19,045,896)	$(206,803)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$90,346,416	$496,291
Morgan Stanley & Co. LLC	$(1,345,482)	$166

(c)	Amount is less than $500.

(d)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	94,776,947	48,162,357	142,939,304	$9,904	$8,808

(e)	Represents the current yield as of report date.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(3)	Euro Dollar Futures	Chicago Mercantile	March 2015	USD	747,863	$(1,988)
69	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	8,748,984	21,310
322	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	38,295,360	(160,683)
7	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	1,742,388	2,738
(4)	Euro Dollar Futures	Chicago Mercantile	September 2015	USD	993,500	(528)
(158)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	39,033,900	35,487
(9)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	2,217,825	2,070
(4)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	983,350	534
(4)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	979,700	34
(6)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	1,467,300	(611)
(167)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	40,969,274	2,144
11	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	2,684,000	(60)
Total						$(99,553)

•	As of December 31, 2014, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.52%	Receive	3-month LIBOR	9/23/15	USD	38,300	$988,753
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.52%	Pay	3-month LIBOR	9/23/15	USD	38,300	262,864
Total									$1,251,617

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock GNMA Portfolio

•	As of December 31, 2014, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Citibank N.A.	Call	5.25%	Pay	3-month LIBOR	1/27/15	USD	8,600	$(2,317,371)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.02%	Pay	3-month LIBOR	9/23/15	USD	41,400	(2,300,701)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.60%	Pay	3-month LIBOR	12/21/15	USD	14,600	(445,402)
10-Year Interest Rate Swap	Citibank N.A.	Put	5.25%	Receive	3-month LIBOR	1/27/15	USD	8,600	(1)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.02%	Receive	3-month LIBOR	9/23/15	USD	41,400	(338,846)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.60%	Receive	3-month LIBOR	12/21/15	USD	14,600	(379,012)
Total									$(5,781,333)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation
1.66%[1]	3-month LIBOR	Chicago Mercantile	4/6/15[2]	5/31/19	USD	27,800	$91,516

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

•	As of December 31, 2014, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	4,381	$789	$(2,884)	$3,673
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	3,071	553	(28,038)	28,591
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/39	USD	3,742	(674)	(44,058)	43,384
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	5,771	(1,039)	(66,140)	65,101
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	5,472	(985)	(49,154)	48,169
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	632	1,740	2,374	(634)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/41	USD	970	(2,667)	(1,054)	(1,613)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	928	(2,552)	(719)	(1,833)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	422	1,160	370	790
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	548	1,508	586	922

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock GNMA Portfolio

As of December 31, 2014, OTC total return swaps outstanding were as follows: (continued)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	295	$812	$(1,287)	$2,099
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	523	893	3,151	(2,258)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	USD	262	(447)	10	(457)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	262	446	3,798	(3,352)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Barclays Bank PLC	1/12/41	USD	262	(446)	(1,282)	836
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	561	956	3,113	(2,157)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	299	(510)	30	(540)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	262	(446)	(1,461)	1,015
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	USD	262	(446)	(398)	(48)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	USD	283	(453)	(2,018)	1,565
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	283	453	3,685	(3,232)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/44	USD	265	1,722	2,021	(299)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	530	(3,443)	(6,553)	3,110
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	530	3,443	2,654	789
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	530	(3,444)	(3,973)	529
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	530	3,443	3,662	(219)

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock GNMA Portfolio

As of December 31, 2014, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate		Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Credit Suisse International	1/12/44	USD	265	$(452)	$(2,516)	$2,064
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Credit Suisse International	1/12/44	USD	265	1,722	2,778	(1,056)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Goldman Sachs Bank USA	1/12/44	USD	265	1,721	1,492	229
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Morgan Stanley Capital Services LLC	1/12/44	USD	265	(1,722)	(2,958)	1,236
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Morgan Stanley Capital Services LLC	1/12/44	USD	265	(1,722)	(3,711)	1,989
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Morgan Stanley Capital Services LLC	1/12/44	USD	265	(1,721)	(2,805)	1,084
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[1]	Morgan Stanley Capital Services LLC	1/12/44	USD	265	(1,722)	(2,557)	835
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Morgan Stanley Capital Services LLC	1/12/44	USD	265	1,721	1,607	114
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR	[2]	Morgan Stanley Capital Services LLC	1/12/44	USD	265	1,721	1,855	(134)
Total							$(88)	$(190,380)	$190,292

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy give the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Schedule of Investments (concluded)	BlackRock GNMA Portfolio

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
U.S. Government Sponsored Agency Securities	—	$1,022,128,030	—	$1,022,128,030
Short-Term Securities	$142,939,304	—	—	142,939,304
Options Purchased:
Interest Rate Contracts	—	1,251,617	—	1,251,617
Liabilities:
Investments:
TBA Sale Commitments	—	(225,162,267)	—	(225,162,267)

Total	$142,939,304	$798,217,380	—	$941,156,684

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$64,317	$299,640	—	$363,957
Liabilities:
Interest rate contracts	(163,870)	(5,799,165)	—	(5,963,035)

Total	$(99,553)	$(5,499,525)	—	$(5,599,078)

[1]     Derivative financial instruments are swaps, financial futures contracts and options written. Swaps and financial futures contracts are valued at the unrealized appreciation/ depreciation on the instrument and options written are shown at value.

The Fund may hold assets in which fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$153,973	—	—	$153,973
Cash pledged for financial futures contracts	345,000	—	—	345,000
Cash pledged as collateral for OTC derivatives	4,500,000	—	—	4,500,000
Cash pledged for centrally cleared swaps	370,000	—	—	370,000

Total	$5,368,973	—	—	$5,368,973

During the period ended December 31, 2014, there were no transfers between levels.

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments December 31, 2014 (Unaudited)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd.:
Series 2014-1A, Class C, 3.13%, 7/18/26 (a)(b)	USD	1,250	$1,188,545
Series 2014-2A, Class C, 3.43%, 1/15/27 (a)(b)		2,000	1,947,080
Adams Mill CLO Ltd., Series 2014-1A, Class D1, 3.73%, 7/15/26 (a)(b)		3,500	3,272,500
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.88%, 4/15/24 (a)(b)		2,000	1,897,268
ALM V Ltd., Series 2012-5A, Class D, 5.73%, 2/13/23 (a)(b)		9,900	9,472,264
ALM VII Ltd., Series 2013-7RA, Class D, 5.23%, 4/24/24 (a)(b)		5,175	4,764,976
ALM VIII Ltd.:
Series 2013-8A, Class B, 2.98%, 1/20/26 (a)(b)		2,300	2,200,044
Series 2013-8A, Class C, 3.43%, 1/20/26 (a)(b)		2,800	2,577,090
Series 2013-8A, Class D, 4.73%, 1/20/26 (a)(b)		2,400	2,060,410
ALM XIV Ltd.:
Series 2014-14A, Class B, 3.18%, 7/28/26 (a)(b)		2,731	2,633,081
Series 2014-14A, Class C, 3.68%, 7/28/26 (a)(b)		4,250	3,955,299
Series 2014-14A, Class D, 5.08%, 7/28/26 (a)(b)		2,500	2,179,419
AMMC CLO 15 Ltd.:
Series 2014-15A, Class C1, 3.71%, 12/09/26 (a)(b)		1,000	990,000
Series 2014-15A, Class D, 4.45%, 12/09/26 (a)(b)		2,500	2,387,500
Apidos CLO XII, Series 2013-12A, Class D, 3.28%, 4/15/25 (a)(b)		1,000	918,177
Apidos CLO XVI:
Series 2013-16A, Class B, 3.03%, 1/19/25 (a)(b)		1,688	1,622,493
Series 2013-16A, Class C, 3.48%, 1/19/25 (a)(b)		4,500	4,108,869
Series 2013-16A, Class D, 4.73%, 1/19/25 (a)(b)		2,000	1,723,473
Apidos CLO XVIII:
Series 2014-18A, Class C, 3.88%, 7/22/26 (a)(b)		3,300	3,122,769
Series 2014-18A, Class D, 5.43%, 7/22/26 (a)(b)		2,500	2,248,453
ARES CLO Ltd.:
Series 2014-32A, Class A2, 2.53%, 11/15/25 (a)(b)		1,500	1,489,050
Series 2014-32A, Class B, 3.48%, 11/15/25 (a)(b)		2,000	1,974,000
Series 2014-32A, Class C, 4.43%, 11/15/25 (a)(b)		3,750	3,643,500
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A3L, 2.93%, 2/17/26 (a)(b)		1,900	1,790,132
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class C, 3.23%, 7/16/26 (a)(b)		750	725,430
Series 2014-1A, Class D, 3.68%, 7/16/26 (a)(b)		1,250	1,149,228
Atrium X, Series 10A, Class D, 3.73%, 7/16/25 (a)(b)		1,000	945,108
Avalon IV Capital Ltd., Series 2012-1AR, Class CR, 3.08%, 4/17/23 (a)(b)		3,650	3,610,872
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.58%, 10/22/25 (a)(b)		2,750	2,543,055
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.73%, 7/15/24 (a)(b)		2,000	1,858,307

Asset-Backed Securities		Par (000)	Value
Benefit Street Partners CLO III Ltd., Series 2013-IIIA, Class C, 3.48%, 1/20/26 (a)(b)	USD	2,700	$2,456,725
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class C, 3.73%, 7/20/26 (a)(b)		2,750	2,533,314
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class E, 5.15%, 10/20/26 (a)(b)		2,500	2,206,423
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.28%, 4/17/25 (a)(b)		1,000	909,938
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-2AR, Class ER, 6.33%, 7/20/23 (a)(b)		5,180	5,141,486
Series 2013-1A, Class C, 4.23%, 2/14/25 (a)(b)		2,000	1,944,502
Series 2013-2A, Class D, 3.98%, 4/18/25 (a)(b)		2,250	2,154,998
Series 2014-5A, Class C, 4.38%, 10/16/25 (a)(b)		2,750	2,653,200
Cedar Funding III CLO Ltd.:
Series 2014-3A, Class C, 3.03%, 5/20/26 (a)(b)		4,255	4,015,215
Series 2014-3A, Class D, 3.78%, 5/20/26 (a)(b)		3,695	3,412,990
Central Park CLO Ltd., Series 2011-1A, Class D, 3.43%, 7/23/22 (a)(b)		2,250	2,221,853
CFIP CLO Ltd., Series 2013-1A, Class D, 3.98%, 4/20/24 (a)(b)		2,000	1,882,675
CIFC Funding Ltd.:
Series 2012-1AR, Class B1R, 4.38%, 8/14/24 (a)(b)		2,250	2,200,180
Series 2013-2A, Class B1L, 3.83%, 4/21/25 (a)(b)		1,750	1,643,271
Series 2014-2A, Class A3L, 3.08%, 5/24/26 (a)(b)		2,295	2,184,882
Series 2014-3A, Class C1, 2.95%, 7/22/26 (a)(b)		3,000	2,845,942
Series 2014-3A, Class D, 3.55%, 7/22/26 (a)(b)		2,850	2,626,133
Series 2014-5A, Class C, 3.59%, 1/17/27 (a)(b)		2,000	1,962,000
Series 2014-5A, Class D2, 4.74%, 1/17/27 (a)(b)		3,500	3,432,450
Dryden 34 Senior Loan Fund, Series 2014-34A, Class C, 3.03%, 10/15/26 (a)(b)		2,800	2,683,989
Dryden Senior Loan Fund:
Series 2014-36A, Class B, 2.58%, 11/09/25 (a)(b)		2,000	1,980,000
Series 2014-36A, Class D, 3.98%, 11/09/25 (a)(b)		1,000	942,500
Series 2014-36A, Class E, 5.43%, 11/09/25 (a)(b)		1,000	895,000
EXUMR, Series 2006-4X, Class E, 4.30%, 12/22/49 (b)(c)		1,905	723,720
Figueroa CLO Ltd., Series 2013-1A, Class C, 3.88%, 3/21/24 (a)(b)		3,600	3,393,583
Flatiron CLO Ltd.:
Series 2012-1A, Class C, 4.73%, 10/25/24 (a)(b)		1,650	1,645,495
Series 2013-1A, Class C, 3.83%, 1/17/26 (a)(b)		2,000	1,892,155
Fraser Sullivan CLO VII Ltd., Series 2012-7X, Class SUB, 8.88%, 4/20/23		6,150	5,501,998
Galaxy XIV CLO Ltd., Series 2012-14A, Class D, 4.63%, 11/15/24 (a)(b)		2,150	2,132,443
Galaxy XVIII CLO Ltd., Series 2014-18A, Class C1, 3.23%, 10/15/26 (a)(b)		4,550	4,417,750

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 3.53%, 4/25/25 (a)(b)	USD	1,500	$1,404,532
Gramercy Park CLO Ltd., Series 2012-1AR, Class DR, 5.73%, 7/17/23 (a)(b)		2,080	2,049,003
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.73%, 4/15/25 (a)(b)		2,000	1,870,297
ING Investment Management CLO Ltd.:
Series 2012-4A, Class C, 4.73%, 10/15/23 (a)(b)		2,250	2,243,809
Series 2013-2A, Class C, 3.73%, 4/25/25 (a)(b)		1,250	1,178,505
Jamestown CLO I Ltd., Series 2012-1A, Class C, 4.24%, 11/05/24 (a)(b)		4,000	3,860,222
Jamestown CLO IV Ltd.:
Series 2014-4A, Class C, 3.73%, 7/15/26 (a)(b)		1,000	933,256
Series 2014-4A, Class SUB, 0.00%, 7/15/26 (a)(d)		2,000	1,756,704
LCM X LP:
Series 10AR, Class CR, 3.08%, 4/15/22 (a)(b)		2,000	1,977,874
Series 10AR, Class ER, 5.73%, 4/15/22 (a)(b)		1,550	1,516,212
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.03%, 4/22/22 (a)(b)		3,750	3,702,865
Series 2012-8AR, Class DR, 4.08%, 4/22/22 (a)(b)		2,750	2,689,999
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.83%, 7/25/26 (a)(b)		5,500	5,205,888
Madison Park Funding XV Ltd.:
Series 2014-15A, Class B1, 3.49%, 1/27/26 (a)(b)		1,000	990,490
Series 2014-15A, Class D, 5.69%, 1/27/26 (a)(b)		1,000	924,610
Marine Park CLO Ltd., Series 2012-1A, Class D, 5.98%, 5/18/23 (a)(b)		2,500	2,380,435
Mill Creek CLO Ltd., Series 2011-1A, Class E, 6.98%, 1/20/22 (a)(b)		5,500	5,505,984
Neuberger Berman CLO XV Ltd., Series 2013-15A, Class D, 3.48%, 10/15/25 (a)(b)		2,500	2,279,248
Neuberger Berman CLO XVII Ltd., Series 2014-17A, Class D, 3.78%, 8/04/25 (a)(b)		1,500	1,388,895
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class B, 3.38%, 11/14/25 (a)(b)		2,250	2,184,300
Series 2014-18A, Class C, 3.98%, 11/14/25 (a)(b)		3,250	3,056,300
Series 2014-18A, Class D, 5.48%, 11/14/25 (a)(b)		1,000	886,800
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 2.53%, 11/15/25 (a)(b)		3,500	3,430,350
Series 2014-A2, Class C, 3.43%, 11/15/25 (a)(b)		4,625	4,518,163
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 5.74%, 5/05/23 (a)(b)		7,150	7,068,684
Octagon Investment Partners XIX Ltd.:
Series 2014-1A, Class C, 3.08%, 4/15/26 (a)(b)		2,400	2,305,325
Series 2014-1A, Class D, 3.73%, 4/15/26 (a)(b)		2,500	2,336,881
Series 2014-1A, Class F, 5.73%, 4/15/26 (a)(b)		1,950	1,614,730

Asset-Backed Securities		Par (000)	Value
Series 2014-1A, Class SUB, 0.00%, 4/15/26 (a)	USD	2,600	$2,293,778
Octagon Investment Partners XV Ltd.:
Series 2013-1A, Class D, 3.78%, 1/19/25 (a)(b)		5,935	5,601,461
Series 2013-1A, Class E, 4.98%, 1/19/25 (a)(b)		3,000	2,644,149
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.58%, 7/17/25 (a)(b)		1,250	1,163,610
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.43%, 10/25/25 (a)(b)		1,000	919,860
Octagon Investment Partners XX Ltd.:
Series 2014-1A, Class D, 3.88%, 8/12/26 (a)(b)		2,250	2,123,272
Series 2014-1A, Class E, 5.48%, 8/12/26 (a)(b)		3,250	2,914,762
Octagon Investment Partners XXII Ltd.:
Series 2014-1A, Class B2, 2.59%, 1/15/27 (a)(b)		2,500	2,461,830
Series 2014-1A, Class C1, 3.54%, 1/15/27 (a)(b)		1,750	1,721,740
Series 2014-1A, Class D1, 4.19%, 1/15/27 (a)(b)		1,750	1,674,611
Series 2014-1A, Class E1, 5.54%, 1/15/27 (a)(b)		1,500	1,338,986
OZLM Funding III Ltd., Series 2013-3A, Class B, 3.33%, 1/22/25 (a)(b)		4,500	4,364,062
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.43%, 7/22/25 (a)(b)		2,000	1,832,853
OZLM Funding Ltd., Series 2012-2A, Class C, 4.59%, 10/30/23 (a)(b)		1,000	982,085
Ozlm Ix Ltd.:
3.53%, 1/20/27 (a)(b)		1,250	1,226,000
3.83%, 1/20/27 (a)(b)		2,000	1,870,400
OZLM VII Ltd.:
Series 2014-7A, Class B1, 3.08%, 7/17/26 (a)(b)		2,250	2,136,474
Series 2014-7A, Class C, 3.83%, 7/17/26 (a)(b)		5,250	4,895,540
Series 2014-7A, Class D, 5.23%, 7/17/26 (a)(b)		5,000	4,397,030
Palmer Square CLO Ltd.:
Series 2014-1A, Class B, 2.82%, 10/17/22 (a)(b)		6,750	6,577,929
Series 2014-1A, Class C, 4.12%, 10/17/22 (a)(b)		3,980	3,923,359
Series 2014-1A, Class D, 6.02%, 10/17/22 (a)(b)		2,900	2,872,430
Regatta Funding LP:
Series 2013-2A, Class C, 4.23%, 1/15/25 (a)(b)		2,750	2,645,161
Series 2013-2A, Class D, 5.73%, 1/15/25 (a)(b)		4,000	3,657,149
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.13%, 4/15/26 (a)(b)		2,125	1,865,763
Regatta IV Funding Ltd.:
Series 2014-1A, Class C, 3.22%, 7/25/26 (a)(b)		2,000	1,913,883
Series 2014-1A, Class D, 3.77%, 7/25/26 (a)(b)		1,000	927,328
Seneca Park CLO Ltd.:
Series 2014-1A, Class D, 3.72%, 7/17/26 (a)(b)		2,000	1,877,626
Series 2014-1A, Class SUB, 0.00%, 7/17/26 (a)(d)		2,500	2,380,140
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.13%, 7/15/25 (a)(b)		1,750	1,665,495

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Sound Point CLO Ltd., Series 2014-3A, Class D, 3.83%, 1/23/27 (a)(b)	USD	3,000	$2,730,000
Steele Creek CLO Ltd.:
Series 2014-1A, Class B, 2.48%, 8/21/26 (a)(b)		4,000	3,880,779
Series 2014-1A, Class C, 3.43%, 8/21/26 (a)(b)		2,500	2,430,000
Sudbury Mill CLO Ltd., Series 2013-1A, Class C, 3.23%, 1/17/26 (a)(b)		2,500	2,404,154
Symphony CLO VII Ltd., Series 2011-7A, Class E, 3.83%, 7/28/21 (a)(b)		1,250	1,231,761
TICP CLO III Ltd.:
Series 2014-3A, Class B1, 2.59%, 1/20/27 (a)(b)		3,000	2,954,100
Series 2014-3A, Class C, 3.25%, 1/20/27 (a)(b)		1,250	1,222,125
Series 2014-3A, Class D2, 4.18%, 1/20/27 (a)(b)		1,000	970,000
Tyron Park CLO Ltd., Series 2013-1A, Class C, 3.73%, 7/15/25 (a)(b)		2,250	2,119,872
VENTURE XIII CLO Ltd., Series 2013-13A, Class D, 3.78%, 6/10/25 (a)(b)		2,000	1,877,806
Venture XIX CLO Ltd.:
Series 2014-19A, Class B, 2.69%, 1/15/26 (a)(b)		2,000	1,975,884
Series 2014-19A, Class C, 3.54%, 1/15/26 (a)(b)		2,000	1,956,166
Venture XVII CLO Ltd., Series 2014-17A, Class C, 3.08%, 7/15/26 (a)(b)		4,500	4,283,085
Voya CLO Ltd.:
Series 2014-3A, Class C, 3.83%, 7/25/26 (a)(b)		4,500	4,241,180
Series 2014-4A, Class A2A, 2.63%, 10/14/26 (a)(b)		1,500	1,490,904
Series 2014-4A, Class C, 4.23%, 10/14/26 (a)(b)		3,000	2,903,640
Series 2014-4A, Class D, 5.73%, 10/14/26 (a)(b)		1,500	1,374,361
Washington Mill CLO Ltd.:
Series 2014-1A, Class C, 3.20%, 4/20/26 (a)(b)		2,485	2,387,271
Series 2014-1A, Class D, 3.68%, 4/20/26 (a)(b)		5,770	5,341,061
WhiteHorse IX Ltd., Series 2014-9A, Class C, 2.93%, 7/17/26 (a)(b)		3,250	3,047,939
WhiteHorse VIII Ltd., Series 2014-1A, Class C, 2.99%, 5/01/26 (a)(b)		3,975	3,747,072
Ziggurat CLO I Ltd.:
Series 2014-1A, Class B1, 2.33%, 10/17/26 (a)(b)		1,500	1,449,900
Series 2014-1A, Class C, 3.33%, 10/17/26 (a)(b)		3,000	2,895,900
Total Asset-Backed Securities — 2.4%			356,679,289

Common Stocks	Shares
Auto Components — 1.1%
The Goodyear Tire & Rubber Co.	5,541,929	158,332,908
Lear Corp.	10,350	1,015,128

		159,348,036
Banks — 0.4%
Citigroup, Inc.	997,180	53,957,410
Capital Markets — 1.0%
American Capital, Ltd. (e)	9,132,000	133,418,520
E*Trade Financial Corp. (e)	414,700	10,058,549

Common Stocks	Shares	Value
Capital Markets (concluded)
Freedom Pay, Inc. (e)	314,534	$3

		143,477,072
Chemicals — 0.4%
Advanced Emissions Solutions, Inc. (e)	310,220	7,069,914
Huntsman Corp.	2,262,943	51,549,842
LyondellBasell Industries NV	249	19,768

		58,639,524
Consumer Finance — 1.6%
Ally Financial, Inc. (e)	4,600,276	108,658,510
Ally Financial, Inc. (e)	4,053,560	95,745,087
Ally Financial, Inc. (e)	1,720,096	40,628,668

		245,032,265
Diversified Consumer Services — 0.0%
Houghton Mifflin Harcourt Co. (e)	326,824	6,768,525
Diversified Financial Services — 0.0%
Adelphia Recovery Trust, Series ACC-1 INT (e)	1,108,793	2,661
Adelphia Recovery Trust, Series ACC-4 INT (e)	34,394,678	6,879
Adelphia Recovery Trust, Series Arahova INT (e)	242,876	2,429
Adelphia Recovery Trust, Series Frontiervision INT (e)	131,748	1,331
Concrete Investment II SCA (e)	120,971	1

		13,301
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (e)	401,700	883,740
Electrical Equipment — 0.0%
Medis Technologies Ltd. (e)	852,625	9
Health Care Providers & Services — 0.0%
HealthSouth Corp.	2,202	84,689
Hotels, Restaurants & Leisure — 0.3%
Amaya Gaming Group, Inc. (Acquired 8/01/14, cost $23,724,099) (f)	2,069,031	50,844,237
Insurance — 0.7%
American International Group, Inc.	1,843,485	103,253,595
Machinery — 0.0%
Reunion Industries, Inc. (e)	8,341	459
Media — 0.1%
Cengage Learning Acquisitions, Inc. (Thomson Learning)	344,371	8,064,136
Clear Channel Outdoor Holdings, Inc., Class A	148,418	1,571,747

		9,635,883
Metals & Mining — 0.1%
African Minerals Ltd. (e)	736,359	114,769
Constellium NV, Class A (e)	444,870	7,309,214
Peninsula Energy Ltd. (e)(g)	557,760,995	9,107,122

		16,531,105
Oil, Gas & Consumable Fuels — 0.3%
African Petroleum Corp. Ltd. (e)	1,853,831	64,671
Laricina Energy Ltd. (e)(h)	376,471	6,778,941
Osum Oil Sands Corp. (e)(h)	1,600,000	11,540,713
Project Calgary (e)(h)	1,784,000	25,513,902

		43,898,227
Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (e)	2,303,699	6,602,959
Ainsworth Lumber Co. Ltd. (e)	1,315,439	3,749,001
Ainsworth Lumber Co. Ltd. (e)	925,544	2,652,833

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Paper & Forest Products (concluded)
Western Forest Products, Inc.	1,996,629	$4,640,126

		17,644,919
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp. (e)	1,381	35,671
Software — 0.0%
kCAD Holdings I Ltd. (e)	2,860,032,041	4,261,448
Technology Hardware, Storage & Peripherals — 0.3%
Nokia OYJ — ADR	6,113,756	48,054,122
Trading Companies & Distributors — 0.2%
HD Supply Holdings, Inc. (e)	800,930	23,619,426
Transportation Infrastructure — 0.4%
General Maritime Corp. (e)	4,054,054	62,594,594
Total Common Stocks — 7.0%		1,048,578,257

Corporate Bonds		Par (000)
Aerospace & Defense — 1.0%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)	USD	8,039	8,179,683
LMI Aerospace, Inc., 7.38%, 7/15/19 (a)		6,504	6,341,400
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (a)		7,557	8,237,130
TransDigm, Inc.:
5.50%, 10/15/20		12,000	11,730,000
6.00%, 7/15/22		67,925	67,755,187
6.50%, 7/15/24		52,072	52,332,360

			154,575,760
Air Freight & Logistics — 0.1%
CEVA Group PLC:
7.00%, 3/01/21 (a)		775	747,875
9.00%, 9/01/21 (a)		5,512	5,181,280
XPO Logistics, Inc., 7.88%, 9/01/19 (a)		8,305	8,678,725

			14,607,880
Airlines — 0.9%
American Airlines Pass-Through Trust, 6.00%, 1/15/17 (a)		50,835	52,360,050
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		20,855	22,158,437
National Air Cargo Group, Inc.:
12.38%, 8/16/15		3,840	3,840,417
12.38%, 8/16/15		3,775	3,775,425
Virgin Australia Trust:
Series 2013-1C, 7.13%, 10/23/18 (a)		31,125	32,097,474
Series 2013-1D, 8.50%, 10/23/16 (a)		15,107	15,409,076

			129,640,879
Auto Components — 1.3%
AA Bond Co. Ltd., 9.50%, 7/31/43	GBP	7,744	13,270,769
Affinia Group, Inc., 7.75%, 5/01/21	USD	5,540	5,706,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		35,891	35,801,273
6.00%, 8/01/20		27,372	28,198,634
5.88%, 2/01/22		38,059	38,225,508
IDQ Holdings, Inc., 11.50%, 4/01/17 (a)		5,440	5,766,400
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		4,450	4,694,750

Corporate Bonds		Par (000)	Value
Auto Components (concluded)
Schaeffler Finance BV, 2.75%, 5/15/19	EUR	2,123	$2,571,255
Servus Luxembourg Holding SCA, 7.75%, 6/15/18		4,879	6,213,061
UCI International, Inc., 8.63%, 2/15/19	USD	53,847	51,423,885

			191,871,735
Automobiles — 0.6%
General Motors Co.:
4.88%, 10/02/23		6,740	7,211,800
6.25%, 10/02/43		23,235	27,756,531
5.20%, 4/01/45		26,770	28,242,350
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22	GBP	12,630	20,797,840

			84,008,521
Banks — 0.7%
CIT Group, Inc.:
5.25%, 3/15/18	USD	10,000	10,425,000
5.50%, 2/15/19 (a)		18,764	19,796,020
5.00%, 8/01/23		16,152	16,596,180
6.00%, 4/01/36		21,122	20,725,963
Novo Banco SA:
2.63%, 5/08/17	EUR	10,300	11,595,661
4.75%, 1/15/18		12,200	14,468,296
4.00%, 1/21/19		4,000	4,682,712

			98,289,832
Beverages — 0.2%
Constellation Brands, Inc.:
3.88%, 11/15/19	USD	7,672	7,729,540
4.25%, 5/01/23		3,275	3,250,437
Hydra Dutch Holdings 2 BV, 5.58%, 4/15/19 (b)	EUR	11,375	12,663,206

			23,643,183
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (a)	USD	11,695	11,960,477
Building Products — 0.7%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		12,763	13,082,075
Building Materials Corp. of America, 5.38%, 11/15/24 (a)		35,735	35,645,663
CPG Merger Sub LLC, 8.00%, 10/01/21 (a)		1,460	1,492,850
The Hillman Group, Inc., 6.38%, 7/15/22 (a)		9,004	8,643,840
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	2,520	2,899,917
The Ryland Group, Inc., 6.63%, 5/01/20	USD	2,825	2,994,500
Spie BondCo 3 SCA, 11.00%, 8/15/19	EUR	4,404	5,935,256
USG Corp.:
9.75%, 1/15/18	USD	27,189	30,995,460
5.88%, 11/01/21 (a)		2,824	2,852,240

			104,541,801
Capital Markets — 0.2%
American Capital, Ltd., 6.50%, 9/15/18 (a)		4,866	5,084,970
E*Trade Financial Corp.:
0.00%, 8/31/19 (a)(d)(i)		1,420	3,357,413
5.38%, 11/15/22		19,461	19,898,873
Series A, 0.00%, 8/31/19 (d)(i)		328	775,515
Lehman Brothers Holdings, Inc.:
5.38%, 10/17/12 (b)(c)(e)	EUR	4,550	880,919

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Capital Markets (concluded)
4.75%, 1/16/14 (b)(c)(e)	EUR	14,545	$2,816,036
0.00%, 2/05/14 (b)(c)(e)		22,800	4,345,301

			37,159,027
Chemicals — 0.9%
Axalta Coating Systems U.S. Holdings, Inc./Axalta Coating Systems Dutch Holding B BV:
5.75%, 2/01/21		3,000	3,811,958
7.38%, 5/01/21 (a)	USD	20,810	22,058,600
Axiall Corp., 4.88%, 5/15/23		3,388	3,197,425
Celanese U.S. Holdings LLC, 4.63%, 11/15/22		2,785	2,757,150
Chemtura Corp., 5.75%, 7/15/21		5,400	5,265,000
GCB MPM Escrow LLC, 8.88%, 10/15/20 (c)(e)		22,959	2
Huntsman International LLC:
4.88%, 11/15/20		4,620	4,585,350
8.63%, 3/15/21		4,080	4,375,800
5.13%, 11/15/22 (a)		6,538	6,439,930
5.13%, 4/15/21	EUR	11,190	14,025,244
INEOS Group Holdings SA:
6.13%, 8/15/18 (a)	USD	5,120	4,902,400
6.50%, 8/15/18	EUR	2,679	3,182,571
5.75%, 2/15/19		3,736	4,339,928
LSB Industries, Inc., 7.75%, 8/01/19	USD	3,478	3,617,120
Momentive Performance Materials, Inc., 3.88%, 10/24/21		22,959	19,457,753
Monitchem HoldCo 3 SA, 5.25%, 6/15/21	EUR	2,603	3,102,522
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., 8.38%, 3/01/18	USD	4,370	4,238,900
NOVA Chemicals Corp., 5.00%, 5/01/25 (a)		26,732	26,531,510
Perstorp Holding AB, 8.75%, 5/15/17 (a)		5,665	5,565,863

			141,455,026
Commercial Services & Supplies — 1.8%
ADS Waste Holdings, Inc., 8.25%, 10/01/20		8,980	8,980,000
Anna Merger Sub, Inc., 7.75%, 10/01/22 (a)		17,620	17,840,250
Aviation Capital Group Corp., 6.75%, 4/06/21 (a)		7,360	8,335,200
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/01/23 (a)		13,425	13,693,500
5.50%, 4/01/23		3,800	3,876,000
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (j)	EUR	3,216	4,047,546
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (a)	USD	46,581	50,955,422
Covanta Holding Corp.:
6.38%, 10/01/22		15,936	16,892,160
5.88%, 3/01/24		9,445	9,610,287
The Hertz Corp.:
7.50%, 10/15/18		5,615	5,825,563
6.75%, 4/15/19		7,060	7,271,800
5.88%, 10/15/20		2,250	2,266,875
7.38%, 1/15/21		13,500	14,175,000
Igloo Holdings Corp., 8.25% (8.25% Cash or 9.00% PIK), 12/15/17 (a)(j)		5,482	5,536,820
IVS F. SpA, 7.13%, 4/01/20	EUR	7,919	9,775,975
Laureate Education, Inc., 9.50%, 9/01/19 (a)	USD	35,776	36,849,280
Mobile Mini, Inc., 7.88%, 12/01/20		8,100	8,424,000
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		13,963	13,264,850
Univeg Holding BV, 7.88%, 11/15/20	EUR	4,717	5,391,037
Verisure Holding AB, 8.75%, 12/01/18		2,957	3,807,199
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (a)	USD	16,887	17,984,655

			264,803,419

Corporate Bonds		Par (000)	Value
Communications Equipment — 0.6%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)	USD	13,425	$13,559,250
6.75%, 11/15/20 (a)		30,919	32,635,005
6.45%, 3/15/29		19,394	18,521,270
CommScope, Inc.:
5.00%, 6/15/21 (a)		9,372	9,231,420
5.50%, 6/15/24 (a)		9,116	8,979,260

			82,926,205
Computer Services — 0.2%
SunGard Data Systems, Inc., 6.63%, 11/01/19		34,130	34,471,300
Construction & Engineering — 0.9%
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)		20,329	17,381,295
AECOM Technology Corp.:
5.75%, 10/15/22 (a)		6,424	6,568,540
5.88%, 10/15/24 (a)		40,423	41,332,517
Aguila 3 SA, 7.88%, 1/31/18 (a)		16,175	15,649,313
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	6,796	6,944,763
Astaldi SpA, 7.13%, 12/01/20		18,564	22,944,143
BIBBY Offshore Services PLC, 7.50%, 6/15/21	GBP	7,486	10,399,423
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)	USD	10,685	9,616,500
Modular Space Corp., 10.25%, 1/31/19 (a)		7,820	6,764,300
Novafives SAS, 4.50%, 6/30/21	EUR	2,050	2,425,415

			140,026,209
Construction Materials — 0.2%
Cemex SAB de CV:
5.88%, 3/25/19 (a)	USD	5,910	5,998,650
5.70%, 1/11/25 (a)		13,975	13,555,750
Kerneos Corporate SAS:
4.83%, 3/01/21 (b)	EUR	1,648	1,990,259
5.75%, 3/01/21		2,153	2,654,093

			24,198,752
Consumer Finance — 1.4%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	8,119	8,240,785
8.00%, 11/01/31		114,583	146,093,325
8.00%, 11/01/31		29,480	37,513,300
DFC Finance Corp., 10.50%, 6/15/20 (a)		14,315	12,131,963

			203,979,373
Containers & Packaging — 1.6%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.25%, 1/31/19 (a)		12,025	11,754,437
6.00%, 6/30/21 (a)		12,020	11,479,100
4.25%, 1/15/22	EUR	12,590	15,020,523
Ball Corp., 6.75%, 9/15/20	USD	1,626	1,691,040
Berry Plastics Corp., 5.50%, 5/15/22		4,545	4,613,175
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (a)		10,702	10,487,960
6.00%, 6/15/17 (a)		20,489	19,976,775
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21		2,847	2,996,467
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		8,384	8,132,480
Crown European Holdings SA, 4.00%, 7/15/22	EUR	8,425	10,576,999
Greif Nevada Holdings, Inc., 7.38%, 7/15/21 (a)		2,085	2,977,094
OI European Group BV, 4.88%, 3/31/21		6,761	8,951,835
Pactiv LLC:
7.95%, 12/15/25	USD	23,227	23,343,135

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Containers & Packaging (concluded)
8.38%, 4/15/27	USD	5,688	$5,716,440
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
8.50%, 5/15/18		1,600	1,632,000
7.13%, 4/15/19		2,633	2,721,864
9.00%, 4/15/19		32,890	34,041,150
9.88%, 8/15/19		12,496	13,245,760
5.75%, 10/15/20		22,531	23,094,275
Sealed Air Corp.:
8.38%, 9/15/21 (a)		918	1,025,865
5.25%, 4/01/23 (a)		5,000	5,100,000
5.13%, 12/01/24 (a)		9,617	9,713,170
SGD Group SAS, 5.63%, 5/15/19	EUR	3,403	4,014,865
Tekni-Plex, Inc., 9.75%, 6/01/19 (a)	USD	7,811	8,474,935

			240,781,344
Distributors — 0.0%
Rhino Bondco SpA, 7.25%, 11/15/20	EUR	2,720	3,369,349
VWR Funding, Inc., 7.25%, 9/15/17	USD	3,135	3,276,075

			6,645,424
Diversified Financial Services — 0.2%
General Motors Financial Co., Inc., 6.75%, 6/01/18		7,868	8,910,510
MSCI, Inc., 5.25%, 11/15/24 (a)		25,097	25,975,395

			34,885,905
Diversified Telecommunication Services — 3.2%
Altice Finco SA, 8.13%, 1/15/24 (a)		6,840	6,669,000
Avaya, Inc.:
7.00%, 4/01/19 (a)		8,570	8,355,750
10.50%, 3/01/21 (a)		11,387	9,735,885
CenturyLink, Inc.:
5.63%, 4/01/20		18,066	18,743,475
6.45%, 6/15/21		4,110	4,407,975
Columbus International, Inc., 7.38%, 3/30/21 (a)		27,705	28,813,200
Consolidated Communications, Inc., 6.50%, 10/01/22 (a)		6,500	6,516,250
Frontier Communications Corp., 6.25%, 9/15/21		13,435	13,502,175
Intelsat Jackson Holdings SA:
6.63%, 12/15/22		27,365	28,117,537
5.50%, 8/01/23		54,992	54,656,549
Intelsat Luxembourg SA:
6.75%, 6/01/18		13,840	14,116,800
7.75%, 6/01/21		17,055	17,097,637
Level 3 Communications, Inc., 8.88%, 6/01/19		6,755	7,161,651
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (a)		2,960	2,974,800
Level 3 Financing, Inc.:
8.13%, 7/01/19		40,992	43,554,000
7.00%, 6/01/20		16,799	17,701,946
8.63%, 7/15/20		18,830	20,312,863
6.13%, 1/15/21		6,025	6,235,875
Telecom Italia Capital SA:
6.38%, 11/15/33		6,780	6,949,500
6.00%, 9/30/34		6,790	6,790,000
Telecom Italia Finance SA, 6.13%, 11/15/16 (i)	EUR	3,800	5,389,093
Telecom Italia SpA:
4.88%, 9/25/20		7,295	9,778,607
5.88%, 5/19/23	GBP	15,150	25,608,545
Telefonica SA, 6.00%, 7/24/17 (i)	EUR	7,800	9,693,252
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		8,444	11,119,808
6.75%, 8/15/24		12,349	16,736,996

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
VTR Finance BV, 6.88%, 1/15/24 (a)	USD	23,745	$24,219,900
Wind Acquisition Finance SA:
4.00%, 7/15/20	EUR	28,668	34,028,962
4.08%, 7/15/20 (b)		14,325	16,553,980
Windstream Corp.:
7.75%, 10/01/21	USD	5,985	6,104,700
6.38%, 8/01/23		2,265	2,117,775

			483,764,486
Electric Utilities — 0.5%
CE Energy AS, 7.00%, 2/01/21	EUR	5,985	7,276,206
FPL Energy National Wind Portfolio LLC, 6.13%, 3/25/19 (a)	USD	28	27,941
Homer City Generation LP, 8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (j)		18,069	18,610,710
Techem Energy Metering Service GmbH & Co. KG, 7.88%, 10/01/20	EUR	1,638	2,187,607
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 11.25% (10.50% Cash or 11.25% PIK), 11/01/16 (c)(e)(j)	USD	429,373	40,790,435

			68,892,899
Electrical Equipment — 0.2%
GrafTech International Ltd., 6.38%, 11/15/20		5,000	4,150,000
Rexel SA, 6.13%, 12/15/19 (a)		1,082	1,114,460
Sensata Technologies BV, 5.63%, 11/01/24 (a)		5,526	5,733,225
Trionista Holdco GmbH, 5.00%, 4/30/20	EUR	9,731	12,187,153

			23,184,838
Electronic Equipment, Instruments & Components — 0.7%
Belden, Inc.:
5.50%, 4/15/23		9,750	12,237,494
5.50%, 4/15/23		4,490	5,635,523
CDW LLC/CDW Finance Corp.:
8.50%, 4/01/19	USD	23,531	24,795,791
6.00%, 8/15/22		23,005	23,752,663
5.50%, 12/01/24		39,556	39,605,445

			106,026,916
Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc., 6.50%, 2/01/20		8,247	7,504,770
Key Energy Services, Inc., 6.75%, 3/01/21		4,102	2,543,240
Pacific Drilling SA, 5.38%, 6/01/20 (a)		13,137	10,706,655
Pioneer Energy Services Corp., 6.13%, 3/15/22		569	432,440
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (a)		11,052	6,465,420

			27,652,525
Food & Staples Retailing — 0.2%
Brakes Capital, 7.13%, 12/15/18	GBP	6,440	9,911,936
Co-operative Group Holdings Ltd., 6.88%, 7/08/20 (k)		1,049	1,688,175
Findus Bondco SA:
9.13%, 7/01/18	EUR	4,902	6,257,923
9.50%, 7/01/18	GBP	3,687	6,048,264
Rite Aid Corp., 9.25%, 3/15/20	USD	7,035	7,676,944

			31,583,242
Food Products — 0.4%
Bakkavor Finance 2 PLC, 8.75%, 6/15/20	GBP	5,071	8,200,064
Boparan Finance PLC:
5.25%, 7/15/19		1,587	2,127,213
4.38%, 7/15/21	EUR	3,489	3,525,266
5.50%, 7/15/21	GBP	5,337	6,945,751
Galapagos SA, 5.38%, 6/15/21	EUR	2,830	3,389,178
H. J. Heinz Co., 4.25%, 10/15/20	USD	526	531,260

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Food Products (concluded)
R&R Ice Cream PLC:
4.75%, 5/15/20	EUR	6,530	$7,911,524
5.50%, 5/15/20	GBP	2,164	3,283,640
R&R PIK PLC, 9.25% (9.25% Cash or 9.75% PIK), 5/15/18 (j)	EUR	4,089	4,972,039
Smithfield Foods, Inc.:
5.88%, 8/01/21 (a)	USD	4,644	4,736,880
6.63%, 8/15/22		8,740	9,133,300
The WhiteWave Foods Co., 5.38%, 10/01/22		5,780	5,953,400

			60,709,515
Health Care Equipment & Supplies — 0.2%
Alere, Inc.:
7.25%, 7/01/18		1,765	1,835,600
6.50%, 6/15/20		1,537	1,544,685
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		9,376	9,751,040
Hologic, Inc., 6.25%, 8/01/20		21,048	21,889,920

			35,021,245
Health Care Providers & Services — 4.3%
Acadia Healthcare Co., Inc., 5.50%, 7/01/22		8,550	8,421,750
Amsurg Corp., 5.63%, 7/15/22 (a)		34,686	35,553,150
Care UK Health & Social Care PLC, 5.56%, 7/15/19 (b)	GBP	10,067	14,545,053
Catamaran Corp., 4.75%, 3/15/21	USD	13,893	13,893,000
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		8,444	8,739,540
6.88%, 2/01/22		22,124	23,437,613
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		47,853	48,810,060
Fresenius Medical Care US Finance II, Inc., 4.75%, 10/15/24 (a)		18,875	19,063,750
Fresenius Medical Care US Finance, Inc., 5.75%, 2/15/21 (a)		180	191,925
HCA Holdings, Inc., 7.75%, 5/15/21		72,951	77,692,815
HCA, Inc.:
6.50%, 2/15/20		71,349	79,946,555
5.88%, 3/15/22		28,095	30,764,025
4.75%, 5/01/23		3,288	3,345,540
5.88%, 5/01/23		7,444	7,844,115
5.00%, 3/15/24		29,465	30,275,287
5.25%, 4/15/25		13,170	13,762,650
IDH Finance PLC, 6.00%, 12/01/18	GBP	4,356	6,785,880
Kindred Healthcare, Inc., 6.38%, 4/15/22 (a)	USD	5,749	5,475,923
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (a)		7,520	7,689,200
Omnicare, Inc.:
4.75%, 12/01/22		5,336	5,402,700
5.00%, 12/01/24		4,549	4,662,725
Priory Group No. 3 PLC, 7.00%, 2/15/18	GBP	4,639	7,492,540
Teleflex, Inc., 6.88%, 6/01/19	USD	6,560	6,838,800
Tenet Healthcare Corp.:
6.25%, 11/01/18		7,389	8,017,065
5.00%, 3/01/19 (a)		21,789	21,816,236
5.50%, 3/01/19 (a)		37,055	37,888,737
4.75%, 6/01/20		14,290	14,504,350
6.00%, 10/01/20		3,725	4,000,017
4.50%, 4/01/21		2,091	2,096,227
4.38%, 10/01/21		9,477	9,405,923
8.13%, 4/01/22		51,181	57,194,767
Truven Health Analytics, Inc., 10.63%, 6/01/20		13,360	13,026,000
Voyage Care BondCo PLC, 6.50%, 8/01/18	GBP	9,791	15,554,042

			644,137,960

Corporate Bonds		Par (000)	Value
Health Care Technology — 0.2%
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)	USD	22,350	$22,908,750
IMS Health, Inc., 6.00%, 11/01/20 (a)		8,779	9,042,370

			31,951,120
Hotels, Restaurants & Leisure — 3.1%
ARAMARK Services, Inc., 5.75%, 3/15/20		21,742	22,448,615
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/20		146,081	108,099,940
9.00%, 2/15/20		104,447	76,768,545
Carlson Travel Holdings, Inc., 7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(j)		4,339	4,371,543
Carlson Wagonlit BV, 6.88%, 6/15/19 (a)		2,535	2,649,075
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 6/01/24 (a)		5,930	5,900,350
Cirsa Funding Luxembourg SA, 8.75%, 5/15/18	EUR	9,013	11,192,497
Gala Group Finance PLC, 8.88%, 9/01/18	GBP	5,303	8,637,214
Gamenet SpA, 7.25%, 8/01/18	EUR	7,648	7,597,378
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21	USD	5,187	5,420,415
Intralot Capital Luxembourg SA, 6.00%, 5/15/21	EUR	5,275	5,363,022
Intralot Finance Luxembourg SA, 9.75%, 8/15/18		15,615	19,348,459
MGM Resorts International:
8.63%, 2/01/19	USD	7,696	8,725,340
5.25%, 3/31/20		25,386	25,195,605
6.75%, 10/01/20		21,756	22,843,800
6.63%, 12/15/21		2,576	2,704,800
7.75%, 3/15/22		8,306	9,198,895
6.00%, 3/15/23		15,880	15,959,400
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		7,309	7,491,725
Punch Taverns Finance PLC, 6.06%, 10/15/27 (a)(b)	GBP	7,544	11,405,523
Six Flags Entertainment Corp., 5.25%, 1/15/21 (a)	USD	14,311	14,311,000
Snai SpA, 7.63%, 6/15/18	EUR	8,070	9,814,345
Station Casinos LLC, 7.50%, 3/01/21	USD	25,505	26,142,625
Sterling Entertainment Enterprises LLC, 9.75%, 11/25/19		29,820	30,416,400
TUI AG, 5.00%, 10/01/19	EUR	1,273	1,622,809
Waterford Gaming LLC/Waterford Gaming Financial Corp., 8.63% (a)	USD	2,873	114,901

			463,744,221
Household Durables — 1.9%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21		3,673	3,884,197
Beazer Homes USA, Inc.:
5.75%, 6/15/19		20,118	19,313,280
7.50%, 9/15/21		9,695	9,743,475
6.63%, 4/15/18		9,602	10,034,090
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (a)		10,392	10,807,680
D.R. Horton, Inc., 4.38%, 9/15/22		4,577	4,485,460
K. Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (a)		35,132	36,361,620
9.13%, 11/15/20 (a)		2,685	2,859,525
Lennar Corp.:
4.50%, 6/15/19		3,578	3,578,000
4.75%, 11/15/22		13,245	12,980,100

BLACKROCK FUNDS II	DECEMBER 31, 2014	7

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Household Durables (concluded)
Magnolia BC SA, 9.00%, 8/01/20	EUR	6,378	$7,378,911
Pulte Group, Inc., 6.38%, 5/15/33	USD	14,035	14,035,000
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		32,997	34,646,850
Standard Pacific Corp.:
8.38%, 1/15/21		41,549	47,054,243
5.88%, 11/15/24		6,778	6,778,000
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19 (a)		15,185	14,976,206
5.88%, 6/15/24 (a)		8,795	8,795,000
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		5,371	5,102,450
William Lyon Homes, Inc., 8.50%, 11/15/20		8,455	9,110,263
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (a)		14,980	14,905,100

			276,829,450
Household Products — 0.1%
Spectrum Brands, Inc.:
6.75%, 3/15/20		642	670,890
6.38%, 11/15/20		6,568	6,847,140
6.63%, 11/15/22		7,980	8,438,850

			15,956,880
Independent Power and Renewable Electricity Producers — 1.2%
AES Corp.:
4.88%, 5/15/23		8,224	8,162,320
5.50%, 3/15/24		2,936	2,979,453
Calpine Corp.:
6.00%, 1/15/22 (a)		5,355	5,703,075
5.38%, 1/15/23		21,792	22,009,920
7.88%, 1/15/23 (a)		2,533	2,792,633
5.88%, 1/15/24 (a)		12,779	13,609,635
5.75%, 1/15/25		16,293	16,496,663
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75%, 11/01/19 (a)		40,295	41,000,163
7.38%, 11/01/22 (a)		11,685	11,889,487
Mirant Mid-Atlantic Pass-Through Trust:
Series B, 9.13%, 6/30/17		4,213	4,528,956
Series C, 10.06%, 12/30/28		12,505	13,568,000
NRG Energy, Inc.:
7.88%, 5/15/21		8,433	9,086,557
6.25%, 5/01/24 (a)		12,511	12,729,943
NRG REMA LLC:
Series B, 9.24%, 7/02/17		598	635,161
Series C, 9.68%, 7/02/26		13,664	14,483,840

			179,675,806
Insurance — 0.5%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, 7.88%, 12/15/20 (a)		21,005	21,425,100
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		5,785	6,103,175
Genworth Holdings, Inc., 4.80%, 2/15/24		7,900	6,403,953
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (a)		13,326	13,259,370
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	5,275	8,456,276
Radian Group, Inc.:
3.00%, 11/15/17 (i)	USD	2,216	3,386,325
2.25%, 3/01/19 (i)		5,448	8,761,065
5.50%, 6/01/19		10,964	11,238,100

			79,033,364
Internet & Catalog Retail — 0.1%
Selecta Group BV, 6.50%, 6/15/20	EUR	6,915	7,907,304

Corporate Bonds		Par (000)	Value
Internet Software & Services — 0.6%
Equinix, Inc.:
5.38%, 1/01/22	USD	1,734	$1,750,300
5.75%, 1/01/25		8,815	8,892,131
IAC/InterActiveCorp., 4.88%, 11/30/18		11,678	11,882,365
United Group BV, 7.88%, 11/15/20	EUR	5,135	6,611,295
Zayo Group LLC/Zayo Capital, Inc.:
8.13%, 1/01/20	USD	19,126	20,273,560
10.13%, 7/01/20		35,185	39,646,458

			89,056,109
IT Services — 0.1%
WEX, Inc., 4.75%, 2/01/23 (a)		15,141	14,611,065
Life Sciences Tools & Services — 0.0%
JLL/Delta Dutch Newco BV, 7.50%, 2/01/22 (a)		6,803	6,905,045
Machinery — 0.8%
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	8,300	9,265,074
Jurassic Holdings III, Inc., 6.88%, 2/15/21 (a)	USD	8,345	7,760,850
Novafives SAS, 4.08%, 6/30/20	EUR	1,270	1,512,948
Schaeffler Holding Finance BV:
6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (j)		12,200	15,353,154
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(j)	USD	17,614	18,142,420
5.75% (5.75% Cash or 6.50% PIK), 10/15/21 (j)	EUR	5,104	6,577,558
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(j)	USD	39,790	41,580,550
SPX Corp., 6.88%, 9/01/17		3,634	3,970,145
Titan International, Inc., 6.88%, 10/01/20		12,715	11,189,200

			115,351,899
Media — 6.3%
Altice Financing SA, 6.50%, 1/15/22 (a)		19,610	19,168,775
Altice SA:
7.25%, 5/15/22	EUR	16,750	20,521,745
7.75%, 5/15/22 (a)	USD	24,965	25,011,809
AMC Networks, Inc.:
7.75%, 7/15/21		8,319	8,901,330
4.75%, 12/15/22		3,549	3,442,530
Cablevision Systems Corp., 5.88%, 9/15/22		13,883	14,056,537
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25%, 2/15/22 (a)		4,029	4,059,217
5.63%, 2/15/24 (a)		5,047	5,072,235
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22		18,045	17,999,887
5.13%, 2/15/23		33,580	32,824,450
CCOH Safari LLC:
5.50%, 12/01/22		31,322	31,791,830
5.75%, 12/01/24		70,016	70,803,680
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(d)(e)		14,769	1
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21 (a)		11,790	11,436,300
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/22		13,701	13,940,767
Series B, 7.63%, 3/15/20		12,860	13,535,150
Series B, 6.50%, 11/15/22		37,098	38,210,940
DISH DBS Corp.:
4.25%, 4/01/18		2,830	2,890,137
5.13%, 5/01/20		38,736	39,026,520
5.00%, 3/15/23		3,370	3,260,475

8	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
5.88%, 11/15/24 (a)	USD	46,209	$46,440,045
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		5,905	6,052,625
Gannett Co., Inc.:
5.13%, 10/15/19		6,686	6,836,435
5.13%, 7/15/20		4,096	4,177,920
4.88%, 9/15/21 (a)		11,359	11,273,807
6.38%, 10/15/23		10,252	10,867,120
5.50%, 9/15/24 (a)		8,106	8,126,265
Harron Communications LP/Harron Finance Corp., 9.13%, 4/01/20 (a)		4,905	5,346,450
iHeartCommunications, Inc.:
9.00%, 12/15/19		25,342	24,961,870
9.00%, 3/01/21		21,233	20,808,340
9.00%, 9/15/22 (a)		24,045	23,564,100
Interactive Data Corp., 5.88%, 4/15/19 (a)		26,000	25,805,000
LIN Television Corp., 5.88%, 11/15/22 (a)		8,652	8,565,480
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		7,706	8,129,830
MDC Partners, Inc., 6.75%, 4/01/20 (a)		7,855	8,090,650
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		12,955	13,084,550
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (a)		11,901	12,793,575
Nexstar Broadcasting, Inc., 6.88%, 11/15/20		3,771	3,912,413
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		10,285	10,336,425
Numericable-SFR:
6.00%, 5/15/22 (a)		60,240	60,571,320
5.63%, 5/15/24	EUR	5,830	7,301,521
6.25%, 5/15/24 (a)	USD	15,055	15,167,913
Radio One, Inc., 9.25%, 2/15/20 (a)		14,599	12,701,130
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (a)		16,725	17,226,750
Regal Entertainment Group, 5.75%, 2/01/25		3,894	3,582,480
Sinclair Television Group, Inc., 5.63%, 8/01/24 (a)		16,565	16,026,637
Sirius XM Radio, Inc., 6.00%, 7/15/24 (a)		8,355	8,563,875
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (a)		14,175	14,812,875
5.75%, 1/15/23	EUR	8,082	10,579,429
5.63%, 4/15/23		1,147	1,503,129
4.00%, 1/15/25		12,241	15,089,990
Univision Communications, Inc.:
6.88%, 5/15/19 (a)	USD	6,936	7,222,110
8.50%, 5/15/21 (a)		30,372	32,346,180
5.13%, 5/15/23 (a)		10,817	10,925,170
Virgin Media Finance PLC, 7.00%, 4/15/23	GBP	4,500	7,609,879
Virgin Media Secured Finance PLC, 6.00%, 4/15/21		38,634	63,376,359
Vougeot Bidco PLC, 7.88%, 7/15/20		1,042	1,680,907

			941,414,869
Metals & Mining — 2.9%
Alcoa, Inc.:
6.15%, 8/15/20	USD	5,770	6,487,534
5.13%, 10/01/24		54,994	58,280,991
Constellium NV:
4.63%, 5/15/21	EUR	8,060	8,470,505
8.00%, 1/15/23 (a)	USD	42,600	42,387,000
5.75%, 5/15/24 (a)		14,077	12,246,990
Eco-Bat Finance PLC, 7.75%, 2/15/17	EUR	6,947	7,817,802
First Quantum Minerals Ltd., 7.25%, 5/15/22 (a)	USD	1,944	1,749,600
Global Brass & Copper, Inc., 9.50%, 6/01/19		12,945	13,980,600

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Imperial Metals Corp., 7.00%, 3/15/19 (a)	USD	1,935	$1,780,200
Novelis, Inc.:
8.38%, 12/15/17		2,055	2,132,063
8.75%, 12/15/20		80,968	85,826,080
Officine Maccaferri SpA, 5.75%, 6/01/21	EUR	6,744	7,891,086
Ovako AB, 6.50%, 6/01/19		5,951	6,984,995
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17	USD	16,610	17,066,775
Steel Dynamics, Inc.:
5.13%, 10/01/21 (a)		19,490	19,855,437
6.38%, 8/15/22		12,995	13,774,700
5.25%, 4/15/23		8,202	8,325,030
5.50%, 10/01/24 (a)		19,628	20,118,700
ThyssenKrupp AG, 3.13%, 10/25/19	EUR	10,075	12,839,252
Vedanta Resources PLC, 8.25%, 6/07/21 (a)	USD	2,940	2,910,600
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		85,843	90,135,150

			441,061,090
Multiline Retail — 0.2%
Debenhams PLC, 5.25%, 7/15/21	GBP	10,215	15,500,016
Enterprise Funding Ltd., 3.50%, 9/10/20 (i)		3,300	4,729,347
Hema Bondco I BV, 6.25%, 6/15/19	EUR	13,565	13,788,728

			34,018,091
Oil, Gas & Consumable Fuels — 11.2%
Access Midstream Partners LP/ACMP Finance Corp.:
5.88%, 4/15/21	USD	18,533	19,320,653
6.13%, 7/15/22		28,059	29,812,687
4.88%, 5/15/23		27,083	27,489,245
4.88%, 3/15/24		15,346	15,576,190
Alpha Natural Resources, Inc., 3.75%, 12/15/17 (i)		27,492	13,728,817
Antero Resources Finance Corp.:
6.00%, 12/01/20		4,350	4,339,125
5.38%, 11/01/21		13,187	12,758,423
Arch Coal, Inc.:
7.00%, 6/15/19		13,064	3,853,880
7.25%, 10/01/20		5,494	1,785,550
7.25%, 6/15/21		4,045	1,178,106
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., 5.88%, 8/01/23		1,220	1,207,800
Baytex Energy Corp., 5.13%, 6/01/21 (a)		6,108	5,191,800
Berry Petroleum Co. LLC:
6.75%, 11/01/20		7,947	6,357,600
6.38%, 9/15/22		13,741	10,443,160
Blackstone CQP HoldCo LP, 9.30%, 3/31/19		145,265	143,812,027
Bonanza Creek Energy, Inc.:
6.75%, 4/15/21		28,996	25,516,480
5.75%, 2/01/23		20,048	15,837,920
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22		4,570	3,530,325
Calfrac Holdings LP, 7.50%, 12/01/20 (a)		13,478	11,388,910
California Resources Corp., 6.00%, 11/15/24 (a)		45,640	38,565,800
Carrizo Oil & Gas, Inc.:
8.63%, 10/15/18		13,694	13,694,000
7.50%, 9/15/20		5,998	5,758,080
Chaparral Energy, Inc., 7.63%, 11/15/22		7,205	4,719,275
Chesapeake Energy Corp.:
6.63%, 8/15/20		20,029	21,280,813
6.88%, 11/15/20		12,091	12,997,825
6.13%, 2/15/21		13,368	14,036,400
5.75%, 3/15/23		49,207	50,683,210

BLACKROCK FUNDS II	DECEMBER 31, 2014	9

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co., 4.38%, 6/01/24	USD	10,615	$10,137,325
Concho Resources, Inc.:
5.50%, 10/01/22		12,190	12,311,900
5.50%, 4/01/23		25,885	26,006,659
CONSOL Energy, Inc., 5.88%, 4/15/22 (a)		89,908	83,614,440
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (a)		29,417	27,578,437
Denbury Resources, Inc.:
6.38%, 8/15/21		12,386	11,766,700
5.50%, 5/01/22		2,010	1,839,150
4.63%, 7/15/23		4,681	4,060,767
Diamondback Energy, Inc., 7.63%, 10/01/21		29,339	28,642,199
El Paso LLC, 7.80%, 8/01/31		14,238	17,336,630
Energy Transfer Equity LP, 5.88%, 1/15/24		61,566	62,489,490
EnQuest PLC, 7.00%, 4/15/22 (a)		1,535	951,700
Genesis Energy LP/Genesis Energy Finance Corp., 5.75%, 2/15/21		1,790	1,664,700
Halcon Resources Corp.:
9.75%, 7/15/20		13,264	9,948,000
8.88%, 5/15/21		33,196	24,979,990
9.25%, 2/15/22		7,647	5,639,663
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/01/20 (a)		16,469	15,645,550
Hilcorp Energy I LP/Hilcorp Finance Co.:
8.00%, 2/15/20 (a)		3,875	3,952,500
7.63%, 4/15/21 (a)		8,778	8,821,890
5.00%, 12/01/24 (a)		23,359	20,555,920
Jones Energy Holdings LLC/Jones Energy Finance Corp., 6.75%, 4/01/22 (a)		7,255	5,513,800
Kinder Morgan, Inc.:
5.00%, 2/15/21 (a)		8,382	8,720,247
5.63%, 11/15/23 (a)		8,490	9,087,917
7.75%, 1/15/32		33,667	41,410,410
Laredo Petroleum, Inc., 7.38%, 5/01/22		3,555	3,323,925
Legacy Reserves LP/Legacy Reserves Finance Corp.:
6.63%, 12/01/21 (a)		9,205	7,502,075
6.63%, 12/01/21		5,649	4,603,935
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/01/19		22,546	19,051,370
8.63%, 4/15/20		9,431	8,204,970
7.75%, 2/01/21		11,314	9,532,045
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
6.25%, 6/15/22		5,439	5,629,365
4.50%, 7/15/23		15,342	14,766,675
MEG Energy Corp.:
6.50%, 3/15/21 (a)		19,091	17,420,537
7.00%, 3/31/24 (a)		35,292	31,939,260
Memorial Resource Development Corp., 5.88%, 7/01/22 (a)		45,553	41,225,465
Newfield Exploration Co., 6.88%, 2/01/20		6,350	6,445,250
NGPL PipeCo LLC:
7.12%, 12/15/17 (a)		11,546	11,343,945
9.63%, 6/01/19 (a)		6,500	6,516,250
Oasis Petroleum, Inc.:
6.50%, 11/01/21		6,115	5,564,650
6.88%, 1/15/23		12,225	11,124,750
Offshore Group Investment Ltd., 7.50%, 11/01/19		9,280	6,913,600
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (a)		29,025	27,501,187
PDC Energy, Inc., 7.75%, 10/15/22		5,605	5,324,750
Peabody Energy Corp.:
6.00%, 11/15/18		19,140	17,369,550

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.50%, 9/15/20	USD	14,555	$12,626,463
6.25%, 11/15/21 (l)		7,000	5,985,000
7.88%, 11/01/26		14,150	12,027,500
Penn Virginia Corp., 8.50%, 5/01/20		7,199	5,759,200
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21		11,122	11,233,220
Precision Drilling Corp.:
6.63%, 11/15/20		2,008	1,807,200
5.25%, 11/15/24 (a)		22,667	18,586,940
QEP Resources, Inc.:
6.88%, 3/01/21		6,005	6,155,125
5.38%, 10/01/22		4,239	4,005,855
5.25%, 5/01/23		9,788	9,151,780
Range Resources Corp.:
5.75%, 6/01/21		3,089	3,189,393
5.00%, 8/15/22		2,403	2,403,000
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.75%, 9/01/20		1,291	1,294,228
6.50%, 7/15/21		2,555	2,606,100
5.88%, 3/01/22		715	713,213
5.50%, 4/15/23		5,964	5,755,260
4.50%, 11/01/23		29,043	26,646,953
Rockies Express Pipeline LLC:
6.00%, 1/15/19 (a)		20,632	20,683,580
6.88%, 4/15/40 (a)		7,860	8,370,900
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		11,677	10,917,995
Rosetta Resources, Inc.:
5.88%, 6/01/22		8,815	7,933,500
5.88%, 6/01/24		8,590	7,645,100
RSP Permian, Inc., 6.63%, 10/01/22 (a)		10,670	9,923,100
Sabine Pass Liquefaction LLC:
5.63%, 2/01/21		6,475	6,361,687
5.63%, 4/15/23		13,718	13,409,345
5.75%, 5/15/24		25,905	25,419,281
Sanchez Energy Corp., 6.13%, 1/15/23 (a)		23,498	19,738,320
SandRidge Energy, Inc.:
8.75%, 1/15/20		7,288	4,919,400
7.50%, 2/15/23		11,653	7,341,390
Seven Generations Energy Ltd., 8.25%, 5/15/20 (a)		56,126	53,880,960
SM Energy Co.:
6.13%, 11/15/22 (a)		22,260	20,924,400
6.50%, 1/01/23		5,225	5,016,000
5.00%, 1/15/24		13,725	11,872,125
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.:
7.50%, 7/01/21		8,664	9,097,200
5.50%, 8/15/22		2,730	2,593,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.38%, 8/01/22		7,719	7,815,487
Tesoro Logistics LP/Tesoro Logistics Finance
Corp.:
6.13%, 10/15/21		4,255	4,244,363
6.25%, 10/15/22 (a)		20,097	20,046,757
Trafigura Beheer BV, 6.38%, 4/08/15	EUR	2,175	2,648,973
Triangle USA Petroleum Corp., 6.75%, 7/15/22 (a)	USD	7,190	4,745,400
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		6,925	6,388,313
Vanguard Natural Resources LLC/VNR Finance Corp., 7.88%, 4/01/20		5,750	4,960,813
Whiting Petroleum Corp.:
6.50%, 10/01/18		4,425	4,270,125

10	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
5.00%, 3/15/19	USD	3,140	$2,935,900
5.75%, 3/15/21		13,013	12,069,557
WPX Energy, Inc., 5.25%, 9/15/24		9,925	9,230,250

			1,674,193,790
Paper & Forest Products — 0.1%
Clearwater Paper Corp., 4.50%, 2/01/23		8,166	7,961,850
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (a)		14,187	13,974,195

			21,936,045
Pharmaceuticals — 0.9%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(j)		5,660	5,716,600
Endo Finance LLC & Endo Finco, Inc.:
7.00%, 12/15/20 (a)		4,188	4,397,400
7.25%, 1/15/22 (a)		4,096	4,382,720
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (a)		5,790	5,949,225
Par Pharmaceutical Cos., Inc., 7.38%, 10/15/20		14,278	14,920,510
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (a)		2,668	2,881,440
Valeant Pharmaceuticals International, 6.75%, 8/15/21 (a)		2,389	2,496,505
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		16,220	17,254,349
7.00%, 10/01/20 (a)		952	1,004,360
6.38%, 10/15/20 (a)		38,183	39,901,235
7.50%, 7/15/21 (a)		17,737	19,155,960
5.63%, 12/01/21 (a)		15,759	15,877,193
7.25%, 7/15/22 (a)		4,405	4,696,831

			138,634,328
Professional Services — 0.0%
TMF Group Holding BV, 9.88%, 12/01/19	EUR	5,225	6,496,397
Real Estate Investment Trusts (REITs) — 0.6%
Corrections Corp. of America, 4.63%, 5/01/23	USD	5,000	4,812,500
Felcor Lodging LP, 6.75%, 6/01/19		10,992	11,417,390
The Geo Group, Inc.:
5.88%, 1/15/22		12,215	12,520,375
5.88%, 10/15/24		15,600	15,795,000
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		9,446	9,658,535
Host Hotels & Resorts LP, 2.50%, 10/15/29 (a)(i)		4,310	7,960,031
iStar Financial, Inc.:
1.50%, 11/15/16 (a)(i)		8,980	9,109,087
4.00%, 11/01/17		5,910	5,747,475
5.00%, 7/01/19		4,150	4,025,500
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)		2,645	2,172,206

			83,218,099
Real Estate Management & Development — 1.6%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (j)	GBP	4,054	7,834,330
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (a)	USD	7,914	7,538,085
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		34,820	37,344,450
Grand City Properties SA, 2.00%, 10/29/21	EUR	1,600	1,928,370
The Howard Hughes Corp., 6.88%, 10/01/21 (a)	USD	4,997	5,171,895
Kennedy-Wilson, Inc., 5.88%, 4/01/24		9,311	9,334,277
Realogy Group LLC:
7.63%, 1/15/20 (a)		60,237	64,453,590
9.00%, 1/15/20 (a)		5,358	5,867,010

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (concluded)
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (a)	USD	35,574	$35,218,260
5.25%, 12/01/21 (a)		13,235	12,871,037
RPG Byty Sro, 6.75%, 5/01/20	EUR	9,142	11,396,387
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
7.75%, 4/15/20 (a)	USD	5,000	5,300,000
5.25%, 4/15/21 (a)		8,019	7,898,715
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (c)(e)		1,115	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	13,664	21,935,397
Series A4, 5.66%, 6/30/27		4,816	7,468,719

			241,560,522
Road & Rail — 0.4%
EC Finance PLC, 5.13%, 7/15/21	EUR	7,840	9,795,138
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)	USD	29,203	28,910,970
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (a)(j)		9,000	8,325,000
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (a)		7,699	7,622,010

			54,653,118
Semiconductors & Semiconductor Equipment — 0.5%
Micron Technology, Inc., 5.50%, 2/01/25 (a)		37,450	37,824,500
NXP BV/NXP Funding LLC:
5.75%, 2/15/21 (a)		9,240	9,702,000
5.75%, 3/15/23 (a)		19,832	20,873,180

			68,399,680
Software — 2.3%
Audatex North America, Inc.:
6.00%, 6/15/21 (a)		6,821	7,025,630
6.13%, 11/01/23 (a)		8,368	8,639,960
BMC Software Finance, Inc., 8.13%, 7/15/21 (a)		7,318	6,878,920
Epicor Software Corp., 8.63%, 5/01/19		11,222	11,783,100
First Data Corp.:
7.38%, 6/15/19 (a)		26,291	27,671,277
6.75%, 11/01/20 (a)		16,257	17,354,347
8.25%, 1/15/21 (a)		33,750	36,112,500
11.25%, 1/15/21		540	612,900
10.63%, 6/15/21		14,075	15,939,937
11.75%, 8/15/21		33,583	38,536,493
8.75% (8.75% Cash or 8.85% PIK), 1/15/22 (a)(j)		15,908	17,101,100
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (a)(j)		32,199	31,555,020
Infor US, Inc.:
11.50%, 7/15/18		26,274	28,638,660
9.38%, 4/01/19		52,581	56,261,670
10.00%, 4/01/19	EUR	2,080	2,730,848
Nuance Communications, Inc., 5.38%, 8/15/20 (a)	USD	17,697	17,741,243
Sophia LP/Sophia Finance, Inc., 9.75%, 1/15/19 (a)		15,187	16,212,123

			340,795,728
Specialty Retail — 0.9%
3AB Optique Developpement SAS, 5.63%, 4/15/19	EUR	7,520	7,825,656
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (a)	USD	10,580	10,765,150
Autodis SA, 6.50%, 2/01/19	EUR	2,000	2,420,106
CST Brands, Inc., 5.00%, 5/01/23	USD	8,766	8,853,660

BLACKROCK FUNDS II	DECEMBER 31, 2014	11

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Specialty Retail (concluded)
Dufry Finance SCA, 5.50%, 10/15/20 (a)	USD	2,777	$2,888,663
House of Fraser Funding PLC:
8.88%, 8/15/18	GBP	1,922	3,145,417
8.88%, 8/15/18 (a)		5,639	9,228,410
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)	USD	40,259	42,573,893
PC Nextco Holdings LLC/PC Nextco Finance, Inc., 8.75%, 8/15/19		6,365	6,396,825
Penske Automotive Group, Inc.:
5.75%, 10/01/22		10,806	11,211,225
5.38%, 12/01/24		8,140	8,241,750
Punch Taverns Finance B Ltd., 5.94%, 9/30/22	GBP	321	495,308
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23	USD	11,247	11,753,115
Sonic Automotive, Inc., 5.00%, 5/15/23		2,939	2,850,830
THOM Europe SAS, 7.38%, 7/15/19	EUR	10,580	12,162,244

			140,812,252
Technology Hardware, Storage & Peripherals — 0.3%
Nokia OYJ:
5.00%, 10/26/17 (i)		6,700	22,005,796
6.63%, 5/15/39	USD	13,960	15,425,800

			37,431,596
Textiles, Apparel & Luxury Goods — 0.3%
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	3,821	6,245,749
Polymer Group, Inc., 6.88%, 6/01/19 (a)	USD	2,835	2,721,600
PVH Corp.:
4.50%, 12/15/22		5,000	4,937,500
7.75%, 11/15/23		450	550,957
Springs Industries, Inc., 6.25%, 6/01/21		12,563	12,500,185
Twin Set-Simona Barbieri SpA, 5.96%, 7/15/19 (b)	EUR	4,816	5,040,888
The William Carter Co., 5.25%, 8/15/21	USD	7,722	7,953,660

			39,950,539
Thrifts & Mortgage Finance — 0.3%
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (a)		16,215	15,079,950
6.88%, 4/15/22 (a)		25,698	23,513,670
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		8,990	9,124,850

			47,718,470
Trading Companies & Distributors — 3.0%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (a)		7,645	7,683,225
Ashtead Capital, Inc.:
6.50%, 7/15/22 (a)		13,076	13,893,250
5.63%, 10/01/24 (a)		14,300	14,657,500
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		16,095	16,497,375
BMBG Bond Finance SCA, 5.08%, 10/15/20 (b)	EUR	1,345	1,629,107
H&E Equipment Services, Inc., 7.00%, 9/01/22	USD	12,287	12,640,251
HD Supply, Inc.:
11.00%, 4/15/20		86,811	98,964,540
7.50%, 7/15/20		108,456	113,607,660
5.25%, 12/15/21 (a)		79,063	80,446,603
Travis Perkins PLC, 4.38%, 9/15/21	GBP	6,039	9,496,626
United Rentals North America, Inc.:
7.38%, 5/15/20	USD	6,115	6,604,200
8.25%, 2/01/21		10,542	11,490,780
7.63%, 4/15/22		28,766	31,628,217

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (concluded)
6.13%, 6/15/23	USD	11,520	$12,096,000
5.75%, 11/15/24		21,629	22,277,870

			453,613,204
Transportation Infrastructure — 0.0%
Gategroup Finance Luxembourg SA, 6.75%, 3/01/19	EUR	105	133,408
Wireless Telecommunication Services — 3.6%
Clearwire Communications LLC/Clearwire Finance, Inc., 8.25%, 12/01/40 (a)(i)	USD	19,191	20,870,213
Crown Castle International Corp., 5.25%, 1/15/23		28,229	28,793,580
Digicel Group Ltd.:
8.25%, 9/30/20 (a)		24,489	23,754,330
7.13%, 4/01/22 (a)		29,305	27,253,650
Digicel Ltd., 6.00%, 4/15/21 (a)		73,825	69,026,375
DigitalGlobe, Inc., 5.25%, 2/01/21 (a)		3,201	3,040,950
Play Finance 2 SA, 5.25%, 2/01/19	EUR	6,741	8,442,462
SBA Communications Corp., 4.88%, 7/15/22 (a)	USD	28,735	27,657,437
Sprint Capital Corp.:
6.88%, 11/15/28		4,105	3,612,400
8.75%, 3/15/32		11,945	11,556,787
Sprint Communications, Inc.:
9.00%, 11/15/18 (a)		53,811	61,204,631
7.00%, 3/01/20 (a)		35,556	38,400,480
Sprint Corp.:
7.25%, 9/15/21		31,000	30,728,750
7.88%, 9/15/23		48,722	48,098,358
7.13%, 6/15/24		36,830	34,251,900
T-Mobile USA, Inc.:
6.63%, 4/28/21		33,520	34,399,900
6.73%, 4/28/22		9,345	9,625,350
6.00%, 3/01/23		14,402	14,438,005
6.38%, 3/01/25		46,905	47,655,480

			542,811,038
Total Corporate Bonds — 67.5%			10,095,320,205

Floating Rate Loan Interests (b)
Advertising — 0.1%
Affinion Group, Inc.:
Initial Second Lien Term Loan, 8.50%, 10/31/18		19,500	17,330,625
Tranche B Term Loan, 6.75%, 4/30/18		1,557	1,455,390

			18,786,015
Aerospace & Defense — 0.5%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		22,875	22,737,750
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		58,314	56,594,185

			79,331,935
Air Freight & Logistics — 0.2%
Ceva Group PLC (FKA Louis No. 1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		9,392	8,734,266
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		9,830	9,141,602
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		1,695	1,576,138

12	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Air Freight & Logistics (concluded)
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21	USD	13,558	$12,609,106

			32,061,112
Airlines — 0.2%
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.56%, 9/10/18		5,572	5,300,809
Term Loan B757-200 (N554), 1.56%, 9/10/18		5,621	5,347,293
Term Loan B757-300 (N550), 1.56%, 3/10/17		5,535	5,265,332
Term Loan B757-300 (N583), 2.18%, 3/10/17		5,695	5,517,031
Term Loan B757-300 (N584), 2.18%, 3/10/17		5,705	5,526,273

			26,956,738
Biotechnology — 0.0%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.17%, 2/27/21		3,977	3,917,425
Building Products — 0.1%
Wilsonart LLC, Initial Term Loan, 4.00%, 10/31/19		13,656	13,229,553
Chemicals — 0.3%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		27,488	24,945,099
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Refinanced Euro Term Loan, 4.00%, 2/01/20	EUR	926	1,118,114
Refinanced Term B Loan, 3.75%, 2/01/20	USD	7,256	7,050,542
Oxea Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		12,840	12,133,800

			45,247,555
Commercial Services & Supplies — 0.1%
GCA Services Group, Inc., Initial Loan (Second Lien), 9.25%, 11/01/20		1,620	1,591,650
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%-5.50%, 11/14/19		12,903	12,668,736

			14,260,386
Construction & Engineering — 0.1%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		13,822	13,277,383
Containers & Packaging — 0.0%
Ardagh Holdings USA, Inc. (Ardagh Packaging Finance SA), New Term Loan, 4.00%, 12/17/19		3,518	3,443,500
Diversified Consumer Services — 0.1%
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		19,087	18,705,419
Diversified Telecommunication Services — 0.1%
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		1,123	1,120,763
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		12,870	12,660,863

			13,781,626
Electric Utilities — 1.0%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		41,047	41,021,231

Floating Rate Loan Interests (b)		Par (000)	Value
Electric Utilities (concluded)
Texas Competitive Electric Holdings Co. LLC (TXU):
2014 Term Loan (Non-Extending), 4.65%, 10/10/14	USD	4,455	$2,847,754
2016 Revolving Loan (Extending 2011), 4.65%, 10/10/16		15,040	9,550,400
2017 Term Loan (Extending), 4.65%, 10/10/17		93,461	60,321,716
DIP Delayed Draw Term Loan (2014), 3.75%, 5/05/16		36,387	36,477,848

			150,218,949
Electronic Equipment, Instruments & Components — 0.1%
Dell International LLC, Term Loan C, 3.75%, 10/29/18		10,081	10,033,562
Energy Equipment & Services — 0.0%
American Energy — Marcellus LLC, Initial Term Loan (First Lien), 5.25%, 8/04/20		6,762	5,905,107
Food & Staples Retailing — 0.0%
Alliance Boots Ltd. (FKA AB Acquisitions UK Topco 2 Ltd.), Facility B4, 3.99%, 7/10/17	GBP	4,250	6,610,616
Health Care Providers & Services — 0.3%
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21	USD	20,344	20,272,199
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		7,605	7,548,247
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		6,624	6,922,149
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		6,352	6,176,896

			40,919,491
Hotels, Restaurants & Leisure — 1.6%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-6 Loan, 6.99%, 3/01/17		49,252	42,949,831
Term B-7 Loan, 9.75%, 1/28/18		51,631	44,574,870
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		54,883	51,064,056
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		4,235	4,180,747
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		33,072	32,603,333
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		22,808	22,306,061
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 6.00%, 9/02/21		42,400	42,254,144

			239,933,042
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.:
Term Loan B1, 4.00%, 4/01/18		1,392	1,375,327
Term Loan B3, 4.00%, 10/09/19		12,869	12,684,013

			14,059,340
Insurance — 0.1%
Sedgwick Claims Management Services, Inc., Initial Term Loan (First Lien), 3.75%, 3/01/21		7,586	7,358,315
Internet Software & Services — 0.5%
Amaya Holdings BV:
Initial Term B Loan (First Lien), 5.00%, 8/01/21		9,671	9,567,388
Initial Term B Loan (Second Lien), 8.00%, 7/14/22		25,000	24,625,000

BLACKROCK FUNDS II	DECEMBER 31, 2014	13

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Internet Software & Services (concluded)
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19	USD	34,113	$33,700,027

			67,892,415
Machinery — 0.6%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II US Holdings LLC), Refinancing Term Loan, 4.00%-5.25%, 12/13/19		10,895	10,101,291
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		75,351	73,184,804

			83,286,095
Media — 1.2%
Advantage Sales & Marketing, Inc.:
Delayed Draw Term Loan, 4.25%, 7/23/21		262	258,546
Initial Term Loan (First Lien), 4.25%, 7/23/21		7,853	7,756,387
Term Loan (Second Lien), 7.50%, 7/25/22		17,060	16,838,220
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan, 7.00%, 7/03/14 (e)		7,781	1
Term Loan, 7.00%, 3/31/20		59,258	58,591,133
Clear Channel Communications, Inc., Tranche D Term Loan, 6.92%, 1/30/19		30,916	29,083,343
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		30,397	30,131,274
Univision Communications, Inc., Replacement First-Lien Term Loan, 4.00%, 3/01/20		29,453	28,760,690
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/07/20		14,850	14,562,059

			185,981,653
Metals & Mining — 0.1%
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		18,430	18,181,672
Oil, Gas & Consumable Fuels — 0.3%
American Energy — Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18		4,123	3,421,983
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		4,124	3,422,520
Loan (Second Lien), 11.00%, 9/30/18		26,230	21,771,187
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		11,626	9,596,007
Obsidian Natural Gas Trust, Loan, 7.00%, 11/02/15		2,374	2,338,653

			40,550,350
Pharmaceuticals — 0.0%
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term B-3 Loan, 7.75%-8.50%, 5/15/18		1,154	1,143,712
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		3,322	3,223,359

			4,367,071
Professional Services — 0.1%
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21		8,309	8,174,048
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 4.40%, 10/10/16		1,164	1,152,487
Road & Rail — 0.1%
The Hertz Corp., Tranche B-2 Term Loan, 3.50%, 3/11/18		10,432	10,131,641

Floating Rate Loan Interests (b)		Par (000)	Value
Semiconductors & Semiconductor Equipment — 0.2%
Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 4.25%, 2/28/20	USD	23,088	$22,496,680
Software — 1.0%
First Data Corp.:
2018 New Dollar Term Loan, 3.67%, 3/23/18		90,831	88,957,618
2018B Second New Term Loan, 3.67%, 9/24/18		7,750	7,567,875
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-5 Term Loan, 3.75%, 6/03/20		29,180	28,270,607
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		22,993	23,337,497
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		7,065	6,829,524

			154,963,121
Specialty Retail — 0.1%
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		14,533	14,185,162
Trading Companies & Distributors — 0.0%
HD Supply, Inc., Term Loan 2014,, 4.00%, 6/28/18		4,393	4,345,916
Total Floating Rate Loan Interests — 9.2%			1,373,745,380

Foreign Agency Obligations
Germany — 0.1%
HSH Nordbank AG:
0.88%, 2/14/17 (b)	EUR	5,900	5,872,085
0.92%, 2/14/17 (b)		5,228	5,203,265

			11,075,350
Total Foreign Agency Obligations — 0.1%			11,075,350

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (m)		2,997,741	268,597,594
Uranium Participation Corp. (e)		1,150,920	5,101,771
Total Investment Companies — 1.8%			273,699,365

Non-Agency Mortgage-Backed Securities		Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)	USD	17,991	18,432,913

Other Interests (n)		Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp., Escrow (c)(e)		7,955	69,606
Lear Corp., Escrow (c)(e)		7,495	65,581

			135,187
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(e)		9,030	1,320,637
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(e)		5,675	829,969

14	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Other Interests (n)		Beneficial Interest (000)	Value
Capital Markets (concluded)
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(e)	USD	5,500	$797,500
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(e)		2,520	368,550
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (c)(e)		1,000	143,750

			3,460,406
Electric Utilities — 0.0%
Mirant America Corp., Escrow (c)(e)		3,270	—
Mirant America, Inc., Escrow (c)(e)		1,880	—
Mirant Americas Generation LLC, Escrow (c)(e)		1,215	—

			—
Household Durables — 0.2%
Richland-Stryker Generation LLC (e)(h)		10,488	89,983
Stanley-Martin, Class B Membership Units (e)(h)		20	27,675,690

			27,765,673
Media — 0.0%
Adelphia Communications Corp., Escrow (c)(e)		27,425	3
Adelphia Communications Corp., Escrow (c)(e)		800	6,000
Adelphia Communications Corp., Escrow (c)(e)		325	2,438
Century Communications, Escrow (c)(e)		625	—

			8,441
Oil, Gas & Consumable Fuels — 0.0%
Post Oak Crown IV LLC (e)(h)		1,250	49,125
Total Other Interests — 0.2%			31,418,832

Preferred Securities
Capital Trusts		Par (000)
Banks — 2.1%
Banco Bilbao Vizcaya Argentaria SA, 7.00% (b)(o)	EUR	7,200	8,875,722
Banco Santander SA, 6.25% (b)(o)		6,100	7,235,912
Bank of America Corp.:
Series U, 5.20% (b)(o)	USD	1,954	1,805,008
Series V, 5.13% (b)(o)		60,715	58,552,028
Series X, 6.25% (b)(o)		69,910	69,101,631
Series Z, 6.50% (b)		7,545	7,680,055
Barclays PLC, 8.00% (b)(o)	EUR	6,525	8,217,342
Citigroup, Inc., Series D, 5.35% (b)(o)	USD	8,055	7,430,737
JPMorgan Chase & Co.:
Series 1, 7.90% (b)(o)		22,725	24,458,917
Series Q, 5.15% (b)(o)		2,200	2,072,400
Series S, 6.75% (b)(o)		54,443	57,437,365
Series U, 6.13% (b)(o)		2,526	2,519,660
Series V, 5.00% (b)(o)		39,210	38,364,515
Wells Fargo & Co., Series S, 5.90% (b)(o)		20,950	21,107,125

			314,858,417
Capital Markets — 0.4%
The Goldman Sachs Group, Inc., Series L, 5.70% (b)		28,987	29,320,351
Morgan Stanley, Series H, 5.45% (b)(o)		21,770	21,809,186

			51,129,537
Insurance — 0.1%
AIG Life Holdings, Inc., 7.57% (a)(o)		10,310	13,624,098
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(o)		2,827	2,933,013

Capital Trusts		Par (000)	Value
Wireless Telecommunication Services — 0.1%
Orange SA, 4.00% (b)(o)	EUR	7,625	$9,595,463
Telefonica Europe BV, 4.38%, 12/31/49 (b)		6,000	7,348,878

			16,944,341
Total Capital Trusts — 2.7%			399,489,406

Preferred Stocks		Shares
Banks — 0.0%
Royal Bank of Scotland Group PLC, Series T, 7.25%		84,000	2,141,160
Capital Markets — 0.0%
State Street Corp., 5.90%		166,804	4,313,551
Consumer Finance — 0.1%
Ally Financial, Inc., 8.50%		276,463	7,431,325
Diversified Financial Services — 0.2%
Concrete Investment II SCA, 0.00% (e)		120,971	20,347,006
RBS Capital Funding Trust VI, 6.25%		400,000	9,800,000

			30,147,006
Hotels, Restaurants & Leisure — 1.0%
Amaya Gaming Group, Inc. (Acquired 8/01/14, cost $121,042,300), 0.00% (e)(f)		131,343	148,097,203
Oil, Gas & Consumable Fuels — 0.0%
Chesapeake Energy Corp., 5.75%		6,840	7,284,600
Total Preferred Stocks — 1.3%			199,414,845

Trust Preferreds
Diversified Financial Services — 0.7%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)		2,348,443	61,951,926
RBS Capital Funding Trust VII, Series G, 6.08% (o)		1,552,068	37,854,939

			99,806,865
Total Trust Preferreds — 0.7%			99,806,865
Total Preferred Securities — 4.7%			698,711,116

Warrants (p)
Media — 0.0%
HMH Holdings, Inc. (Education Media) (Expires 6/22/19)		11,931	71,013
Metals & Mining — 0.0%
Peninsula Energy Ltd. (Expires 12/31/15) (g)		136,259,718	444,970
Peninsula Energy Ltd. (Expires 12/31/15) (g)		78,447,216	211,346

			656,316
Total Warrants — 0.0%			727,329
Total Long-Term Investments
(Cost — $14,087,311,634) — 93.0%			13,908,388,036

BLACKROCK FUNDS II	DECEMBER 31, 2014	15

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (m)(q)	608,077,351	$608,077,351
Total Short-Term Securities (Cost — $608,077,351) — 4.0%		608,077,351

Options Purchased	Value
(Cost — $104,182) — 0.0%	$1
Total Investments — 97.0% (Cost — $14,695,493,167*)	14,516,465,388
Other Assets Less Liabilities — 3.0%	441,855,858

Net Assets — 100.0%	$14,958,321,246

Notes to Consolidated Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,719,980,663

Gross unrealized appreciation	$405,671,175
Gross unrealized depreciation	(609,186,450)

Net unrealized depreciation	$(203,515,275)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Zero-coupon bond.

(e)	Non-income producing security.

(f)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $198,941,440 and an original cost of $144,766,399 which was 1.3% of its net assets.

(g)	During the period ended December 31, 2014, investments in issuers (whereby the Fund held 5% or more of the companies’ outstanding securities) that were considered to be an affiliate for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2014	Shares/Par Purchased	Shares/ Par Sold	Shares/Par Held at December 31, 2014	Value Held at December 31, 2014	Gain
Peninsula Energy Ltd.	277,576,315	280,184,680	—	557,760,995	$9,107,122	—
Peninsula Energy Ltd.	$19,200,000	—	$(19,200,000)	—	—	$960,000
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	78,447,216	—	—	78,447,216	$211,346	—
Peninsula Energy Ltd., Warrants (Expires 12/31/15)	136,259,718	—	—	136,259,718	$444,970	—
Richland-Stryker Generation LLC	10,487,500	—	—	10,487,500	$89,983	—

(h)	All or a portion of Security is held by a wholly owned subsidiary.

(i)	Convertible security.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(m)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	49,351,065	558,726,286	608,077,351	$154,192

(n)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(o)	Security is perpetual in nature and has no stated maturity date.

(p)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(q)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

16	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

•	As of December 31, 2014, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Citigroup Global Markets, Inc.	(2.25)%	12/04/14	Open	$5,208,000	$5,208,000

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of December 31, 2014, financial futures contracts were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
(5,771)	E-Mini S&P 500 Futures	Chicago Mercantile	March 2015	USD	592,220,020	$(18,368,904)
(1,893)	Russell 2000 Mini Index Futures	InterContinental Exchange	March 2015	USD	227,292,510	(11,069,999)
Total						$(29,438,903)

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	11,900,000	USD	10,505,327	State Street Bank and Trust Co.	1/21/15	$(267,349)
EUR	607,000	USD	761,438	Bank of America N.A.	1/21/15	(26,768)
EUR	850,000	USD	1,056,224	Bank of America N.A.	1/21/15	(27,443)
EUR	2,676,000	USD	3,274,691	Bank of America N.A.	1/21/15	(35,848)
EUR	3,072,000	USD	3,825,946	Bank of America N.A.	1/21/15	(107,812)
EUR	5,406,000	USD	6,765,560	Bank of America N.A.	1/21/15	(222,517)
EUR	8,030,000	USD	10,006,400	Bank of America N.A.	1/21/15	(287,450)
EUR	9,000,000	USD	11,091,366	Bank of America N.A.	1/21/15	(198,397)
EUR	1,927,000	USD	2,415,385	BNP Paribas S.A.	1/21/15	(83,079)
EUR	7,301,000	USD	9,077,494	BNP Paribas S.A.	1/21/15	(240,875)
EUR	1,250,000	USD	1,554,929	Citibank N.A.	1/21/15	(42,016)
EUR	3,000,000	USD	3,733,818	Citibank N.A.	1/21/15	(102,828)
EUR	1,099,000	USD	1,350,073	Credit Suisse International	1/21/15	(19,921)
EUR	5,010,000	USD	6,197,405	Credit Suisse International	1/21/15	(133,652)
EUR	400,000	USD	508,419	Deutsche Bank AG	1/21/15	(24,287)
EUR	2,550,000	USD	3,154,607	Goldman Sachs Bank USA	1/21/15	(68,265)
EUR	5,228,000	USD	6,568,217	Goldman Sachs Bank USA	1/21/15	(240,612)
EUR	4,381,000	USD	5,394,238	Goldman Sachs International	1/21/15	(91,782)
EUR	450,000	USD	548,262	JPMorgan Chase Bank N.A.	1/21/15	(3,613)
EUR	1,860,000	USD	2,320,514	JPMorgan Chase Bank N.A.	1/21/15	(69,300)
EUR	2,107,000	USD	2,611,146	JPMorgan Chase Bank N.A.	1/21/15	(60,981)
EUR	95,000	USD	117,643	Morgan Stanley Capital Services LLC	1/21/15	(2,662)
EUR	2,340,000	USD	2,996,886	Morgan Stanley Capital Services LLC	1/21/15	(164,714)
EUR	6,580,000	USD	8,085,534	State Street Bank and Trust Co.	1/21/15	(121,563)
EUR	6,584,000	USD	8,220,243	State Street Bank and Trust Co.	1/21/15	(251,430)
EUR	12,400,000	USD	15,365,068	State Street Bank and Trust Co.	1/21/15	(356,977)
EUR	220,000	USD	274,885	UBS AG	1/21/15	(8,613)
GBP	11,475,000	USD	17,948,851	Credit Suisse International	1/21/15	(66,905)
USD	4,597,676	AUD	5,604,000	BNP Paribas S.A.	1/21/15	29,781
USD	8,037,869	AUD	9,294,000	UBS AG	1/21/15	462,207
USD	291,784,670	CAD	327,734,000	Barclays Bank PLC	1/21/15	9,823,899
USD	29,769,674	CAD	33,985,000	The Toronto-Dominion Bank	1/21/15	531,216
USD	5,029,783	EUR	3,967,000	BNP Paribas S.A.	1/21/15	228,404
USD	4,134,258	EUR	3,267,000	Goldman Sachs Bank USA	1/21/15	180,110
USD	884,525,116	EUR	693,283,000	JPMorgan Chase Bank N.A.	1/21/15	45,423,955

BLACKROCK FUNDS II	DECEMBER 31, 2014	17

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,212,156	EUR	8,134,000	UBS AG	1/21/15	$367,332
USD	415,364,802	GBP	260,505,000	Barclays Bank PLC	1/21/15	9,409,571
Total						$63,128,816

•	As of December 31, 2014, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	107	$1

•	As of December 31, 2014, centrally cleared credit default swaps — sold protection outstanding were as follows:

Index	Receive Fixed Rate	Clearinghouse	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Depreciation
CDX.NA.HY Series 23 Version 1	5.00%	Chicago Mercantile	12/20/19	B+	USD	574,843	$(2,727,455)

•	As of December 31, 2014, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation
Realogy Group LLC	5.00%	JPMorgan Chase Bank N.A.	9/20/15	B-	USD	5,000	$172,990	$(52,663)	$225,653
Community Health Systems, Inc.	5.00%	BNP Paribas S.A.	9/20/16	Not Rated	USD	2,000	153,690	(75,551)	229,241
CCO Holdings LLC/CCO Holdings Capital Corp.	8.00%	Deutsche Bank AG	9/20/17	BB-	USD	16,770	3,076,520	(1,100)	3,077,620
Techem GmbH	5.00%	Credit Suisse International	9/20/18	B+	EUR	6,400	1,064,090	519,428	544,662
Techem GmbH	5.00%	Credit Suisse International	9/20/18	B+	EUR	2,084	346,494	174,900	171,594
Techem GmbH	5.00%	Credit Suisse International	12/20/18	B+	EUR	2,120	362,668	176,079	186,589
Techem GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	2,777	487,543	326,735	160,808
Techem GmbH	5.00%	Citibank N.A.	3/20/19	B+	EUR	1,666	292,526	193,177	99,349
Techem GmbH	5.00%	Goldman Sachs International	3/20/19	B+	EUR	5,000	877,971	513,963	364,008
Techem GmbH	5.00%	Goldman Sachs International	3/20/19	B+	EUR	5,000	877,971	514,050	363,921
Level 3 Communications, Inc.	5.00%	Goldman Sachs Bank USA	6/20/19	B+	USD	14,000	1,933,237	(793,261)	2,726,498
Techem GmbH	5.00%	Bank of America N.A.	6/20/19	B+	EUR	1,666	296,634	222,572	74,062
Techem GmbH	5.00%	Barclays Bank PLC	6/20/19	B+	EUR	1,413	251,549	179,742	71,807
Techem GmbH	5.00%	Citibank N.A.	6/20/19	B+	EUR	2,777	494,387	350,357	144,030
Techem GmbH	5.00%	Credit Suisse International	6/20/19	B+	EUR	3,780	673,047	504,633	168,414
Techem GmbH	5.00%	Credit Suisse International	6/20/19	B+	EUR	2,355	419,265	294,298	124,967
Total							$11,780,582	$3,047,359	$8,733,223

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	As of December 31, 2014, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxhy Index	1-month LIBOR	Citibank N.A.	1/05/15	USD	500	$(146,409)	—	$(146,409)
iBoxhy Index	3-month LIBOR	JPMorgan Chase Bank N.A.	3/20/15	USD	50,000	419,077	—	419,077
iBoxhy Index	3-month LIBOR	Morgan Stanley & Co. International PLC	3/20/15	USD	50,000	(632,930)	—	(632,930)

18	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

As of December 31, 2014, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Fixed Rate (Amount)/ Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iBoxhy Index	3-month LIBOR	Bank of America N.A.	6/20/15	USD	50,000	$(769,420)	—	$(769,420)
iBoxhy Index	3-month LIBOR	Bank of America N.A.	6/20/15	USD	45,000	(692,478)	—	(692,478)
iBoxhy Index	3-month LIBOR	JPMorgan Chase Bank N.A.	6/20/15	USD	65,000	(1,581,398)	—	(1,581,398)
iBoxhy Index	3-month LIBOR	JPMorgan Chase Bank N.A.	6/20/15	USD	50,000	(1,175,235)	—	(1,175,235)
iBoxhy Index	3-month LIBOR	Morgan Stanley & Co. International PLC	6/20/15	USD	75,000	(1,840,133)	—	(1,840,133)
iBoxhy Index	3-month LIBOR	Morgan Stanley & Co. International PLC	6/20/15	USD	25,000	(416,235)	—	(416,235)
iBoxhy Index	3-month LIBOR	Goldman Sachs International	9/20/15	USD	25,000	(368,027)	—	(368,027)
iBoxhy Index	3-month LIBOR	Goldman Sachs International	9/20/15	USD	25,000	(397,918)	—	(397,918)
iBoxhy Index	3-month LIBOR	JPMorgan Chase Bank N.A.	9/20/15	USD	61,000	(848,290)	—	(848,290)
iBoxhy Index	3-month LIBOR	JPMorgan Chase Bank N.A.	12/20/15	USD	44,000	238,770	—	238,770
Total						$(8,210,626)	—	$(8,210,626)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$287,104,429	$69,574,860	$356,679,289
Common Stocks	$722,756,982	240,645,566	85,175,709	1,048,578,257
Corporate Bonds	—	9,913,361,034	181,959,171	10,095,320,205
Floating Rate Loan Interests	—	1,276,011,569	97,733,811	1,373,745,380
Foreign Agency Obligations	—	11,075,350	—	11,075,350
Investment Companies	273,699,365	—	—	273,699,365
Non-Agency Mortgage-Backed Securities	—	18,432,913	—	18,432,913
Other Interests	—	3,468,844	27,949,988	31,418,832
Preferred Securities	123,492,901	406,774,006	168,444,209	698,711,116
Warrants	—	444,970	282,359	727,329
Short-Term Securities	608,077,351	—	—	608,077,351
Options Purchased:
Equity Contracts	—	1	—	1

Total	$1,728,026,599	$12,157,318,682	$631,120,107	$14,516,465,388

BLACKROCK FUNDS II	DECEMBER 31, 2014	19

Consolidated Schedule of Investments (continued)	BlackRock High Yield Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$8,733,223	—	$8,733,223
Foreign currency exchange contracts	—	66,456,475	—	66,456,475
Interest rate contracts	—	657,847	—	657,847
Liabilities:
Credit contracts	$(2,727,455)	—	—	(2,727,455)
Equity contracts	(29,438,903)	—	—	(29,438,903)
Foreign currency exchange contracts	—	(3,327,659)	—	(3,327,659)
Interest rate contracts	—	(8,868,473)	—	(8,868,473)

Total	$(32,166,358)	$63,651,413	—	$31,485,055

[1]    Derivative financial instruments are swaps, forward foreign currency exchange contracts and options written. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$37,320,445	—	—	$37,320,445
Foreign currency at value	30,117,431	—	—	30,117,431
Cash pledged for financial futures contracts	38,011,000	—	—	38,011,000
Cash pledged as collateral for OTC derivatives	7,220,000	—	—	7,220,000
Cash pledged for centrally cleared swaps	32,550,000	—	—	32,550,000
Liabilities:
Reverse repurchase agreements	—	$(5,208,000)	—	(5,208,000)
Cash received as collateral for OTC derivatives	—	(6,800,000)	—	(6,800,000)

Total	$145,218,876	$(12,008,000)	—	$133,210,876

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Preferred Securities	Warrants	Total
Assets:
Opening Balance, as of September 30, 2014	$38,085,464	$154,184,529	$205,992,731	$117,940,815	$30,122,694	$187,093,298	—	$733,419,531
Transfers into Level 3	—	—	—		—	—	$582,432	582,432
Transfers out of Level 3	(26,766,520)	(32,395,357)	—	(15,943,076)	—	—	—	(75,104,953)
Accrued discounts/premiums	15,946	—	(41,445)	239,550	—	—	—	214,051
Net realized gain (loss)	(21,145)	—	(26,506,019)	18,027	—	—	—	(26,509,137)
Net change in unrealized appreciation/depreciation[1]	(128,770)	(36,613,463)	27,788,511	(10,480,271)	(2,172,706)	(18,649,089)	(300,073)	(40,555,861)
Purchases	59,549,260	—	10,600,299	8,070,382	—	—	—	78,219,941
Sales	(1,159,375)	—	(35,874,906)	(2,111,616)	—	—	—	(39,145,897)

Closing Balance, as of December 31, 2014	$69,574,860	$85,175,709	$181,959,171	$97,733,811	$27,949,988	$168,444,209	$282,359	$631,120,107

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014[1]	$(137,991)	$(36,613,463)	$510,932	$(10,481,273)	$(2,172,706)	$(18,649,089)	$(300,073)	$(67,843,663)

[1]    Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

20	BLACKROCK FUNDS II	DECEMBER 31, 2014

Consolidated Schedule of Investments (concluded)	BlackRock High Yield Bond Portfolio

As of December 31, 2014, the following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $334,348,356.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Asset-Backed
Securities	$1,915,100	Cost[4]	N/A		—
Common Stocks[1]	$62,594,594	Market Comparable Companies	Merger Value		$15.44
	4,261,448	Market Comparable Companies	Last 12 Months EBITDA Multiple[5]		3.75x - 4.88x
			Current Fiscal Year EBITDA Multiple[5]		3.75x - 4.88x
			Discontinued Operations Expected Sale Proceeds		$70 [8]
	6,778,941	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[5]	CAD[9]	0.22x
			PV-10 Multiple[5,6]		0.09x
	11,540,713	Market Comparable Companies	2P (Proved and Probable) Reserves + 2C (Contingent) Resources Multiple[5]	CAD[9]	0.24x
			PV-10 Multiple[5,6]		0.11x
Corporate Bonds[2]	7,615,842	Par	Call Price[5]		—
	30,416,400	Discounted Cash Flow	Internal Rate of Return[7]		10.00%
	143,812,027	Market Comparable Companies	Internal Rate of Return[7]		10.00%
Other Interests[3]	27,675,690	Market Comparable Companies	Tangible Book Value Multiple[5]		1.25x
	89,983	Estimated Recovery Value	Recovery Rate[5]		$0.85
Warrants	71,013	Last Dealer Mark — Adjusted	Delta Adjustment based on daily movement in the common equity		120.00%
Total	$296,771,751

[1]

For the period ended December 31, 2014, the valuation technique for certain investments classified as common stocks changed to a market approach. The investment was previously valued utilizing the company’s financial restructuring plan. Market approach information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[2]

For the period ended December 31, 2014, the valuation technique for certain investments classified as corporate bonds changed to an income or market approach. The investment was previously valued utilizing acquisition cost. Income and market approach information became available for this investment which is considered to be a more relevant measure of fair value for this investment.

[3]

For the period ended December 31, 2014, the valuation technique for certain investments classified as other interests changed to utilize an income or a market approach. Market approach information previously utilized to determine fair value under the market approach no longer applied to a certain investment; therefore, the income approach is considered to be a more relevant measure of fair value for this investment. The investment was previously valued using acquisition cost. Income and market approach information became available for these investments which are considered to be more relevant measures of fair value for these investments.

[4]

The Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Fund.

[5]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

[6]	Present value of estimated future oil and gas revenues, net of estimated direct expenses discounted at an annual discount rate of 10%.

[7]	Increase in unobservable input may result in a significant decrease to value, while a decrease in the unobservable input may result in a significant increase to value.

[8]	Amount is stated in millions.

[9]	Canadian Dollar

BLACKROCK FUNDS II	DECEMBER 31, 2014	21

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Inflation Protected Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities — 0.0%		Par (000)	Value
Bear Stearns Asset-Backed Securities Trust, Series 2007-2, Class A1, 0.36%, 1/25/47 (a)	USD	17	$16,871

Foreign Government Obligations
Germany — 3.7%
Federal Republic of Germany Inflation Linked Bond:
1.50%, 4/15/16	EUR	55,550	78,805,097
0.75%, 4/15/18		10,950	14,475,226

			93,280,323
Greece — 0.0%
Hellenic Republic, 0.00%, 10/15/42 (a)		4,550	38,538
Italy — 4.3%
Buoni Poliennali Del Tesoro Inflation Linked Bond:
2.10%, 9/15/16		41,935	55,542,442
2.60%, 9/15/23		1,970	3,079,971
2.35%, 9/15/24 (b)		31,100	42,078,912
2.55%, 9/15/41		3,420	4,981,992

			105,683,317
Japan — 0.9%
Government of Japan, 0.10%, 9/10/24	JPY	2,526,200	22,320,885
New Zealand — 1.3%
New Zealand Government Bond, 3.00%, 9/20/30	NZD	37,781	33,198,233
Spain — 0.7%
Kingdom of Spain Inflation Linked Bond, 0.55%, 11/30/19 (b)	EUR	13,875	16,950,822
Total Foreign Government Obligations — 10.9%			271,472,118

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.8%
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.52%, 3/25/35 (a)(b)	USD	11,526	10,075,740
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.45%, 5/25/37 (a)		13,263	9,908,231

			19,983,971
Commercial Mortgage-Backed Securities — 0.5%
GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.80%, 8/10/45 (a)		10,834	11,728,457
Total Non-Agency Mortgage-Backed Securities — 1.3%			31,712,428

U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, 2.13%, 6/01/34 (a)		100	107,451

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 3.13%, 8/15/44 (c)	USD	17,370	$18,699,882
U.S. Treasury Inflation Indexed Bonds:
2.38%, 1/15/25-1/15/27		233,389	275,736,155
2.00%, 1/15/26		68,696	78,714,279
1.75%, 1/15/28		98,207	111,172,097
3.63%, 4/15/28 (c)		78,538	107,937,984
2.50%, 1/15/29 (d)		87,865	109,019,070
3.88%, 4/15/29		70,766	101,276,094
3.38%, 4/15/32		13,021	18,465,852
2.13%, 2/15/40-2/15/41 (d)		90,633	117,928,044
0.75%, 2/15/42		52,209	50,723,892
0.63%, 2/15/43		43,533	40,924,190
1.38%, 2/15/44		45,534	51,531,701
U.S. Treasury Inflation Indexed Notes:
1.63%, 1/15/15-1/15/18		27,127	27,110,554
1.88%, 7/15/15		204	204,734
2.00%, 1/15/16		6,860	6,960,698
0.13%, 4/15/16-7/15/24 (c)		831,883	821,444,293
2.50%, 7/15/16		89,822	93,624,841
2.63%, 7/15/17		748	801,961
1.38%, 7/15/18-1/15/20		115,885	121,564,302
1.25%, 7/15/20		65,127	68,347,334
1.13%, 1/15/21		152,510	158,419,920
0.63%, 7/15/21-1/15/24		188,111	188,923,477
0.38%, 7/15/23 (c)		12,453	12,311,214
Total U.S. Treasury Obligations — 104.4%			2,581,842,568
Total Long-Term Investments (Cost — $2,803,527,423) — 116.6%			2,885,151,436

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (e)(f)		7,710,836	7,710,836
Total Short-Term Securities (Cost — $7,710,836) — 0.3%			7,710,836

Options Purchased
(Cost — $10,328,803) — 0.4%			9,272,236
Total Investments Before Options Written (Cost — $2,821,567,062*) — 117.3%			2,902,134,508

Options Written
(Premiums Received — $8,335,424) — (0.3)%			(7,666,109)
Total Investments Net of Options Written — 117.0%			2,894,468,399
Liabilities in Excess of Other Assets — (17.0)%			(421,473,465)

Net Assets — 100.0%			$2,472,994,934

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,821,648,361

Gross unrealized appreciation	$220,532,418
Gross unrealized depreciation	(140,046,271)

Net unrealized appreciation	$80,486,147

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(d)	All or a portion of security has been pledged in connection with outstanding financial futures contracts.

(e)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	9,273,985	(1,563,149)	7,710,836	$14,230

(f)	Represents the current yield as of report date.

•	As of December 31, 2014, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
RBC Capital Markets, LLC	0.16%	7/15/14	Open	$37,837,490	$37,866,078
Morgan Stanley & Co. LLC	0.17%	9/30/14	Open	11,880,000	11,885,217
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.24%	10/16/14	Open	35,875,000	35,893,416
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	10/20/14	Open	163,500,000	163,539,785
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(0.58)%	11/17/14	Open	17,847,675	17,834,736
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.12%	11/18/14	Open	10,887,500	10,889,097
BNP Paribas Securities Corp.	0.19%	12/09/14	Open	133,737,500	133,753,734
BNP Paribas Securities Corp.	0.07%	12/29/14	Open	17,783,125	17,783,229
Total				$429,348,290	$429,445,292

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(61)	Euro-Bobl	Eurex	March 2015	USD	9,616,389	$(64,900)
(144)	Euro-BTP Italian Government Bond Futures	Eurex	March 2015	USD	23,627,981	(148,894)
(50)	Euro-Bund	Eurex	March 2015	USD	9,430,548	(192,958)
(394)	Euro-Bund 8.5 to 10.5-Year Bond Futures Call Options, Strike Price EUR 157.5	Eurex	March 2015	USD	200,240	426
394	Euro-Bund 8.5 to 10.5-Year Bond Futures Put Options, Strike Price EUR 154	Eurex	March 2015	USD	219,310	1,116
(20)	Euro-Buxl	Eurex	March 2015	USD	3,750,681	(183,426)
(132)	Japanese Government Bonds (10 Year)	Osaka	March 2015	USD	162,867,591	(692,382)
(608)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2015	USD	87,893,999	(1,427,046)
(30)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	6,557,813	8,834
959	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	114,053,571	(173,212)
3,328	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	421,980,000	(15,598)
(828)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	136,775,250	(6,324,663)
(1,048)	Euro Dollar Futures	Chicago Mercantile	June 2015	USD	260,860,300	(121,759)

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

As of December 31, 2014, financial futures contracts outstanding were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(228)	Euro Dollar Futures	Chicago Mercantile	December 2015	USD	56,478,450	$(2,493)
(2,221)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	548,698,050	(242,691)
(1,586)	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	386,984,000	(12,951)
Total						$(9,592,597)

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,835,000	USD	7,184,373	Citibank N.A.	1/07/15	$(123,175)
EUR	17,261,000	USD	21,274,338	JPMorgan Chase Bank N.A.	1/07/15	(386,019)
GBP	6,296,000	USD	9,874,362	HSBC Bank PLC	1/07/15	(61,946)
USD	261,242,764	EUR	209,153,000	BNP Paribas S.A.	1/07/15	8,137,228
USD	9,120,718	GBP	5,781,000	UBS AG	1/07/15	110,938
AUD	1,417,000	USD	1,145,256	The Bank of New York Mellon	1/21/15	9,759
NZD	289,000	USD	222,264	The Bank of New York Mellon	1/21/15	2,646
USD	11,266,292	NZD	14,355,000	Bank of America N.A.	1/21/15	94,729
USD	3,808,432	NZD	4,895,000	Citibank N.A.	1/21/15	(1,028)
USD	18,512,992	NZD	23,584,000	JPMorgan Chase Bank N.A.	1/21/15	159,098
USD	2,010,184	JPY	235,445,840	BNP Paribas S.A.	2/04/15	43,939
USD	2,516,598	JPY	294,307,300	BNP Paribas S.A.	2/04/15	58,791
USD	1,975,646	JPY	235,445,840	Deutsche Bank AG	2/04/15	9,400
USD	1,964,279	JPY	235,445,840	HSBC Bank PLC	2/04/15	(1,966)
USD	3,970,586	JPY	470,891,680	UBS AG	2/04/15	38,096
USD	5,396,009	JPY	630,658,500	UBS AG	2/04/15	129,280
EUR	30,175,000	USD	36,774,212	Standard Chartered Bank	3/16/15	(235,768)
USD	4,799,928	AUD	5,825,000	Royal Bank of Canada	3/16/15	70,296
USD	47,669,061	EUR	38,493,360	Royal Bank of Canada	3/16/15	1,058,042
USD	12,195,542	JPY	1,456,070,916	Royal Bank of Canada	3/16/15	31,060
Total						$9,143,400

•	As of December 31, 2014, inflation indexed caps outstanding were as follows:

Reference Entity	Fund Pays	Fund Receives	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Appreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for January 2022 divided by HIPCx for January 2012 minus 2.50% or $0	Upfront premium and payment at expiration	Deutsche Bank AG	4/26/22	EUR	14,495	$(19,134)	$(1,014,650)	$995,516

•	As of December 31, 2014, inflation indexed floors outstanding were as follows:

Reference Entity	Fund Receives	Fund Pays	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation
Eurostat Eurozone HICP Ex Tobacco Unrevised Series NSA (HICPx)	Maximum of HICPx for November 2015 divided by HICPx for November 2013 minus 0.15% or $0	Upfront premium and payment at expiration	Barclays Bank PLC	11/19/15	EUR	33,500	$164,106	$67,710	$96,396

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	As of December 31, 2014, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Put	USD	125.50	2/20/15	1,680	$708,750

•	As of December 31, 2014, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Deutsche Bank AG	Call	USD	1.28	1/16/15	EUR	40,655	$408
USD Currency	Deutsche Bank AG	Call	NOK	7.58	2/06/15	USD	50,755	809,400
AUD Currency	Deutsche Bank AG	Call	USD	0.88	2/17/15	AUD	29,420	6,144
AUD Currency	UBS AG	Call	USD	0.89	2/17/15	AUD	29,440	2,622
AUD Currency	Deutsche Bank AG	Put	USD	0.82	1/06/15	AUD	29,420	158,479
AUD Currency	Deutsche Bank AG	Put	USD	0.82	1/06/15	AUD	29,420	158,479
AUD Currency	UBS AG	Put	USD	0.85	1/06/15	AUD	29,440	820,325
AUD Currency	UBS AG	Put	USD	0.86	2/17/15	AUD	29,440	1,362,654
Total								$3,318,511

•	As of December 31, 2014, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
30-Year Interest Rate Swap	Barclays Bank PLC	Call	3.00%	Receive	3-month LIBOR	11/21/17	USD	11,900	$1,274,901
30-Year Interest Rate Swap	Barclays Bank PLC	Put	4.00%	Pay	3-month LIBOR	11/21/17	USD	16,600	520,893
20-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Pay	6-month EURIBOR	6/08/22	EUR	43,500	3,449,181
Total									$5,244,975

•	As of December 31, 2014, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
U.S. Treasury Notes (10 Year)	Call	USD	128.00	2/20/15	1,252	$(606,439)

•	As of December 31, 2014, OTC options written were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
AUD Currency	BNP Paribas S.A.	Call	USD	0.85	2/17/15	AUD	29,410	$(56,251)
AUD Currency	UBS AG	Call	USD	0.89	2/17/15	AUD	29,440	(2,622)
AUD Currency	UBS AG	Call	USD	0.88	2/17/15	AUD	29,440	(6,148)
AUD Currency	Deutsche Bank AG	Put	USD	0.81	1/06/15	AUD	29,420	(19,791)
AUD Currency	Deutsche Bank AG	Put	USD	0.85	1/06/15	AUD	29,420	(819,768)
AUD Currency	UBS AG	Put	USD	0.82	1/06/15	AUD	29,440	(158,588)
AUD Currency	UBS AG	Put	USD	0.82	2/17/15	AUD	29,440	(455,392)
AUD Currency	UBS AG	Put	USD	0.84	2/17/15	AUD	29,440	(902,820)
USD Currency	Deutsche Bank AG	Put	NOK	6.90	3/06/15	USD	50,755	(81,690)
Total								$(2,503,070)

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Inflation Protected Bond Portfolio

•	As of December 31, 2014, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Barclays Bank PLC	Call	2.80%	Pay	3-month LIBOR	2/23/15	USD	25,700	$(1,125,822)
10-Year Interest Rate Swap	Citibank N.A.	Call	2.80%	Pay	3-month LIBOR	2/23/15	USD	56,100	(2,457,533)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.80%	Receive	3-month LIBOR	2/23/15	USD	25,700	(10)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.80%	Receive	3-month LIBOR	2/23/15	USD	56,100	(22)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	3.20%	Receive	3-month LIBOR	6/30/15	USD	5,000	(11,439)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.20%	Receive	3-month LIBOR	6/30/15	USD	73,000	(167,009)
20-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Receive	6-month EURIBOR	6/08/22	EUR	43,500	(794,765)
Total									$(4,556,600)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
2.62%[1]	3-month LIBOR	Chicago Mercantile	7/02/24	USD	31,100	$(1,400,697)
3.05%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	USD	7,500	(542,195)
3.06%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	USD	7,400	(562,264)
Total						$(2,505,156)

[1]	Fund pays the fixed rate and receives the floating rate.

•	As of December 31, 2014, OTC total return swaps outstanding were as follows:

Reference Entity	Fixed Rate/ Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation
Change in Return of the Consumer Price Index for All Urban Consumers	2.28%[1]	Deutsche Bank AG	1/14/14[2]	1/14/15	USD	50,000	$380,025	—	$380,025
Change in Return of the Consumer Price Index for All Urban Consumers	3-month LIBOR plus 0.68%[1]	Deutsche Bank AG	N/A	2/15/41	USD	15,000	1,321,106	$153,177	1,167,929
Total							$1,701,131	$153,177	$1,547,954

[1]	Fund pays the total return of the reference entity and receives the fixed rate/floating rate. Net payment made at termination.

[2]	Forward swap.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Schedule of Investments (concluded)	BlackRock Inflation Protected Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$16,871	—	$16,871
Foreign Government Obligations	—	271,472,118	—	271,472,118
Non-Agency Mortgage-Backed Securities	—	31,712,428	—	31,712,428
U.S. Government Sponsored Agency Securities	—	107,451	—	107,451
U.S. Treasury Obligations	—	2,581,842,568	—	2,581,842,568
Short-Term Securities	$7,710,836	—	—	7,710,836
Options Purchased:
Foreign Currency Exchange Contracts	—	3,318,511	—	3,318,511
Interest Rate Contracts	708,750	5,244,975	—	5,953,725

Total	$8,419,586	$2,893,714,922	—	$2,902,134,508

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$9,953,302	—	$9,953,302
Interest rate contracts	$10,376		—	10,376
Other contracts	—	2,639,866	—	2,639,866
Liabilities:
Foreign currency exchange contracts	—	(3,312,972)	—	(3,312,972)
Interest rate contracts	(10,209,412)	(7,061,756)	—	(17,271,168)

Total	$(10,199,036)	$2,218,440	—	$(7,980,596)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or fair value, including accrued interest for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$287,528	—	—	$287,528
Cash pledged as collateral for OTC derivatives	2,400,000	—	—	2,400,000
Cash pledged for centrally cleared swaps	2,060,000	—	—	2,060,000
Liabilities:
Reverse repurchase agreements	—	$(429,445,292)	—	(429,445,292)
Bank overdraft	—	(498,199)	—	(498,199)
Cash received as collateral for OTC derivatives	—	(4,760,000)	—	(4,760,000)
Cash received as collateral for reverse repurchase agreements	—	(330,000)	—	(330,000)

Total	$4,747,528	$(435,033,491)	—	$(430,285,963)

During the period ended December 31, 2014, there were no transfers between levels.

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Santander Drive Auto Receivables Trust:
Series 2012-1, Class C, 3.78%, 11/15/17	USD	325	$329,582
Series 2012-5, Class A3, 0.83%, 12/15/16		9	9,126
Scholar Funding Trust, Series 2011-A, Class A, 0.13%, 10/28/43 (a)(b)		291	292,901
SLM Private Credit Student Loan Trust, Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		305	302,677
Total Asset-Backed Securities — 1.4%			934,286

Corporate Bonds
Aerospace & Defense — 0.4%
United Technologies Corp., 4.50%, 6/01/42		230	250,421
Airlines — 1.9%
American Airlines Pass-Through Trust, Series 2013-1, Class A, 4.00%, 1/15/27		379	386,131
Doric Nimrod Air Alpha Pass-Through Trust, Series 2013-1, Class A, 5.25%, 5/30/25 (a)		320	338,734
United Airlines Pass-Through Trust:
Series 2013-1, Class B, 5.38%, 2/15/23		225	226,687
Series 2014-1, Class B, 4.75%, 10/11/23		175	173,250
Virgin Australia Trust, Series 2013-1B, 6.00%, 4/23/22 (a)		152	155,844

			1,280,646
Auto Components — 1.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		50	50,000
4.88%, 3/15/19		137	136,657
TRW Automotive, Inc.:
4.50%, 3/01/21 (a)		490	492,450
4.45%, 12/01/23 (a)		160	160,800

			839,907
Automobiles — 0.8%
General Motors Co.:
3.50%, 10/02/18		416	424,320
6.25%, 10/02/43		134	160,076

			584,396
Banks — 7.3%
Abbey National Treasury Services PLC, 2.35%, 9/10/19		225	224,242
Bank of America Corp.:
5.30%, 9/30/15		675	696,828
6.00%, 9/01/17		970	1,069,573
5.88%, 2/07/42		127	158,923
4.88%, 4/01/44		125	138,098
Barclays PLC, 4.38%, 9/11/24		225	216,833
CIT Group, Inc., 4.75%, 2/15/15 (a)		191	191,143
Citigroup, Inc., 2.50%, 7/29/19		575	575,462
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.95%, 11/09/22		313	318,831
HSBC Bank USA NA, 6.00%, 8/09/17		250	276,375
ING Bank NV, 2.50%, 10/01/19 (a)		250	251,599
Lloyds Banking Group PLC, 4.50%, 11/04/24		455	459,158
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		25	27,210
6.00%, 12/19/23		270	292,247
Wells Fargo & Co., 5.61%, 1/15/44		100	117,721

			5,014,243

Corporate Bonds		Par (000)	Value
Biotechnology — 0.9%
Amgen, Inc.:
5.85%, 6/01/17	USD	375	$413,061
5.38%, 5/15/43		163	189,364

			602,425
Capital Markets — 1.7%
The Goldman Sachs Group, Inc.:
2.38%, 1/22/18		375	378,787
6.75%, 10/01/37		250	314,344
Morgan Stanley:
1.88%, 1/05/18		295	293,920
3.70%, 10/23/24		185	187,520

			1,174,571
Chemicals — 1.0%
CF Industries, Inc., 6.88%, 5/01/18		250	284,207
LYB International Finance BV, 4.88%, 3/15/44		100	102,877
LyondellBasell Industries NV, 5.00%, 4/15/19		300	327,229

			714,313
Commercial Services & Supplies — 1.6%
Aviation Capital Group Corp., 3.88%, 9/27/16 (a)		1,075	1,102,065
Consumer Finance — 3.2%
Ally Financial, Inc., 8.00%, 11/01/31		137	174,333
Capital One Financial Corp., 4.75%, 7/15/21		234	257,900
Capital One NA, 2.40%, 9/05/19		250	248,779
Discover Financial Services, 3.85%, 11/21/22		356	362,195
Ford Motor Credit Co. LLC:
1.70%, 5/09/16		400	401,416
1.68%, 9/08/17		225	223,210
Navient Corp., 3.88%, 9/10/15		500	503,750

			2,171,583
Containers & Packaging — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 7.88%, 8/15/19		175	184,406
Diversified Financial Services — 1.9%
BP Capital Markets PLC, 3.54%, 11/04/24		145	144,175
CNH Industrial Capital LLC, 3.88%, 11/01/15		285	286,425
General Electric Capital Corp., 5.88%, 1/14/38		125	158,170
Hyundai Capital America, 1.88%, 8/09/16 (a)		425	427,943
JPMorgan Chase & Co., 5.63%, 8/16/43		250	290,726

			1,307,439
Diversified Telecommunication Services — 2.4%
Verizon Communications, Inc.:
3.65%, 9/14/18		325	343,436
5.15%, 9/15/23		300	331,270
6.40%, 9/15/33		425	523,508
3.85%, 11/01/42		498	443,958

			1,642,172
Electric Utilities — 4.3%
Berkshire Hathaway Energy Co., 5.95%, 5/15/37		300	373,341
Duke Energy Carolinas LLC, 6.10%, 6/01/37		249	323,887
Duke Energy Progress, Inc., 4.15%, 12/01/44		80	85,040
Entergy Louisiana LLC, 4.05%, 9/01/23		200	214,413
Niagara Mohawk Power Corp., 4.88%, 8/15/19 (a)		249	275,394
Ohio Power Co., Series D, 6.60%, 3/01/33		229	301,236
Oncor Electric Delivery Co. LLC:
5.00%, 9/30/17		200	217,264

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Electric Utilities (concluded)
7.00%, 5/01/32	USD	36	$50,543
7.25%, 1/15/33		40	57,721
7.50%, 9/01/38		206	310,126
Puget Energy, Inc.:
6.00%, 9/01/21		175	204,723
5.63%, 7/15/22		275	318,210
The Toledo Edison Co.:
7.25%, 5/01/20		54	64,283
6.15%, 5/15/37		40	49,595
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		90	91,515

			2,937,291
Energy Equipment & Services — 0.9%
Ensco PLC, 4.50%, 10/01/24		130	126,357
Transocean, Inc.:
2.50%, 10/15/17		300	265,213
6.38%, 12/15/21		250	230,612

			622,182
Food Products — 0.8%
HJ Heinz Finance Co., 7.13%, 8/01/39 (a)		400	432,000
Kellogg Co., 7.45%, 4/01/31		77	103,761

			535,761
Health Care Equipment & Supplies — 0.5%
Medtronic, Inc., 4.63%, 3/15/45 (a)		320	346,877
Health Care Providers & Services — 0.5%
Aetna, Inc., 3.50%, 11/15/24		70	71,151
Anthem, Inc., 4.65%, 8/15/44		100	105,903
UnitedHealth Group, Inc.:
4.38%, 3/15/42		65	69,355
4.25%, 3/15/43		110	115,320

			361,729
Insurance — 1.2%
Genworth Holdings, Inc.:
7.70%, 6/15/20		200	199,495
7.63%, 9/24/21		81	79,201
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (a)		163	222,630
XLIT Ltd., 2.30%, 12/15/18		360	360,235

			861,561
Internet Software & Services — 0.4%
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		230	243,800
Machinery — 0.2%
Caterpillar, Inc., 4.30%, 5/15/44		125	133,485
Media — 1.8%
21st Century Fox America, Inc., 6.40%, 12/15/35		150	195,774
Comcast Corp., 6.95%, 8/15/37		99	139,481
Cox Communications, Inc., 6.95%, 6/01/38 (a)		211	265,814
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.15%, 3/15/42		200	206,672
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		175	175,331
Time Warner Cable, Inc., 6.55%, 5/01/37		185	238,185

			1,221,257
Metals & Mining — 1.4%
Alcoa, Inc., 5.13%, 10/01/24		340	360,322
Freeport-McMoRan, Inc., 5.45%, 3/15/43		170	160,748
Rio Tinto Finance USA Ltd.:
9.00%, 5/01/19		121	153,085
7.13%, 7/15/28		100	130,264

Corporate Bonds		Par (000)	Value
Metals & Mining (concluded)
Southern Copper Corp., 6.75%, 4/16/40	USD	125	$131,125

			935,544
Multiline Retail — 0.2%
Dollar General Corp., 3.25%, 4/15/23		175	159,293
Multi-Utilities — 0.4%
Dominion Gas Holdings LLC, 4.60%, 12/15/44		125	130,939
Pacific Gas & Electric Co., 4.75%, 2/15/44		150	164,970

			295,909
Oil, Gas & Consumable Fuels — 9.2%
Access Midstream Partners LP/ACMP Finance Corp., 6.13%, 7/15/22		338	359,125
ConocoPhillips Co.:
2.88%, 11/15/21		260	262,592
3.35%, 11/15/24		120	121,242
Continental Resources, Inc., 5.00%, 9/15/22		765	740,137
El Paso Natural Gas Co. LLC, 8.63%, 1/15/22		420	531,932
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 4/01/20		304	343,757
Energy Transfer Partners LP:
4.15%, 10/01/20		300	307,554
6.50%, 2/01/42		200	229,890
Enterprise Products Operating LLC:
3.75%, 2/15/25		65	65,248
6.45%, 9/01/40		106	130,812
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20		321	347,473
Kinder Morgan Energy Partners LP:
4.25%, 9/01/24		80	80,161
6.38%, 3/01/41		382	425,435
Kinder Morgan, Inc., 2.00%, 12/01/17		25	24,845
MEG Energy Corp., 6.50%, 3/15/21 (a)		99	90,338
Noble Energy, Inc., 5.25%, 11/15/43		150	152,332
Phillips 66, 4.88%, 11/15/44		135	138,179
Pioneer Natural Resources Co., 5.88%, 7/15/16		320	339,866
Plains All American Pipeline LP/PAA Finance Corp., 2.60%, 12/15/19		200	198,610
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24		155	152,094
Sabine Pass LNG LP, 7.50%, 11/30/16		200	208,000
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28		9	10,898
Valero Energy Corp., 6.63%, 6/15/37		110	129,872
Western Gas Partners LP, 2.60%, 8/15/18		425	426,480
The Williams Cos., Inc.:
3.70%, 1/15/23		253	227,216
4.55%, 6/24/24		35	32,549
Williams Partners LP, 3.90%, 1/15/25		235	225,853

			6,302,490
Pharmaceuticals — 2.9%
AbbVie, Inc., 4.40%, 11/06/42		240	247,601
Forest Laboratories, Inc., 4.38%, 2/01/19 (a)		410	433,112
Hospira, Inc., 5.20%, 8/12/20		500	536,413
Mylan, Inc., 2.60%, 6/24/18		375	379,899
Roche Holdings, Inc., 3.35%, 9/30/24 (a)		200	205,841
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18 (a)		214	227,647

			2,030,513
Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp.:
4.50%, 1/15/18		604	641,440
5.90%, 11/01/21		146	164,346
HCP, Inc., 6.75%, 2/01/41		320	434,368

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (concluded)
Simon Property Group LP, 4.25%, 10/01/44	USD	195	$201,784
WEA Finance LLC/Westfield UK & Europe Finance PLC, 2.70%, 9/17/19 (a)		200	199,942

			1,641,880
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC, 4.90%, 4/01/44		150	168,651
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (a)		196	202,350

			371,001
Software — 0.2%
Microsoft Corp., 3.50%, 11/15/42		175	165,859
Specialty Retail — 0.9%
Lowe’s Cos., Inc., 4.65%, 4/15/42		200	222,446
QVC, Inc., 4.38%, 3/15/23		391	392,346

			614,792
Tobacco — 2.0%
Altria Group, Inc., 10.20%, 2/06/39		105	182,820
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (a)		300	298,319
Lorillard Tobacco Co., 7.00%, 8/04/41		213	268,946
Philip Morris International, Inc., 4.50%, 3/20/42		500	527,880
Reynolds American, Inc.:
3.25%, 11/01/22		40	38,962
4.85%, 9/15/23		60	64,582

			1,381,509
Trading Companies & Distributors — 0.5%
HD Supply, Inc., 11.00%, 4/15/20		300	342,000
Wireless Telecommunication Services — 3.0%
Alltel Corp., 7.88%, 7/01/32		314	462,273
America Movil SAB de CV:
3.13%, 7/16/22		200	197,328
6.13%, 11/15/37		200	240,231
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.38%, 12/15/17		231	233,048
Crown Castle Towers LLC, 6.11%, 1/15/40 (a)		604	693,780
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		175	199,045
Vodafone Group PLC, 4.38%, 2/19/43		64	62,374

			2,088,079
Total Corporate Bonds — 58.8%			40,461,399

Foreign Agency Obligations
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		275	284,537
Petrobras Global Finance BV, 6.25%, 3/17/24		100	95,154
Petrobras International Finance Co. SA, 3.88%, 1/27/16		800	785,040
Petroleos Mexicanos:
3.50%, 7/18/18		462	467,775
6.50%, 6/02/41		214	245,565
Total Foreign Agency Obligations — 2.7%			1,878,071

Foreign Government Obligations
Brazil — 0.5%
Federative Republic of Brazil, 5.00%, 1/27/45		350	343,000

Foreign Government Obligations		Par (000)	Value
Colombia — 0.7%
Republic of Colombia, 5.63%, 2/26/44	USD	400	$450,000
Mexico — 0.7%
United Mexican States:
4.75%, 3/08/44		173	180,353
5.75%, 10/12/10		294	316,050

			496,403
Total Foreign Government Obligations — 1.9%			1,289,403

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.3%
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.64%, 3/15/39 (b)		105	108,818
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A1A, 5.42%, 2/12/44 (b)		98	104,934
Total Non-Agency Mortgage-Backed Securities — 0.3%			213,752

Other Interests		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (c)(d)		15	—
Lehman Brothers Holdings, Inc. Escrow Bonds (c)(d)		203	—
Total Other Interests — 0.0%			—

Preferred Securities		Par (000)
Capital Trusts
Banks — 2.0%
Bank of America Corp.:
8.00% (b)(e)		95	102,006
8.13%, 12/29/49 (b)(e)		50	53,938
5.20% (b)(e)		260	240,175
Citigroup, Inc., 5.90% (b)(e)		40	39,000
JPMorgan Chase & Co.:
7.90% (b)(e)		224	241,091
6.75% (b)(e)		625	659,375
Wells Fargo & Co., 5.90% (b)(e)		30	30,225

			1,365,810
Capital Markets — 0.3%
Morgan Stanley, 5.45% (b)(e)		100	100,180
State Street Capital Trust IV, 1.23%, 6/01/77 (b)		175	145,250

			245,430
Diversified Financial Services — 1.5%
General Electric Capital Corp., 6.25% (b)(e)		400	435,500
Voya Financial, Inc., 5.65%, 5/15/53 (b)		177	175,230
ZFS Finance USA Trust V, 6.50%, 5/09/67 (a)(b)		370	394,050

			1,004,780

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio
(Percentages shown are based on Net Assets)

Preferred Securities		Par (000)	Value
Insurance — 1.9%
The Allstate Corp.:
5.75%, 8/15/53 (b)	USD	325	$342,469
6.50%, 5/15/67 (b)		100	110,000
American International Group, Inc., 8.18%, 5/15/68 (b)		220	298,100
MetLife, Inc., 6.40%, 12/15/66		372	414,780
Prudential Financial, Inc., 5.63%, 6/15/43 (b)		100	102,230
Reinsurance Group of America, Inc., 6.75%, 12/15/65 (b)		27	27,540

			1,295,119
Media — 1.3%
NBCUniversal Enterprise, Inc., 5.25% (a)(e)		853	884,987
Oil, Gas & Consumable Fuels — 1.2%
Enterprise Products Operating LLC, 7.03%, 1/15/68 (b)		750	822,656
Total Capital Trusts — 8.2%			5,618,782

Preferred Stocks
Banks — 0.8%
Citigroup, Inc., 6.88%		7,880	209,450
Wells Fargo & Co., 5.85%		14,541	372,977

			582,427
Capital Markets — 0.7%
The Goldman Sachs Group, Inc., 5.50% (b)		10,233	249,685
State Street Corp., 5.90%		9,095	235,197

			484,882
Total Preferred Stocks — 1.5%			1,067,309
Total Preferred Securities — 9.7%			6,686,091

Taxable Municipal Bonds
Dallas/Fort Worth International Airport RB, Series A, 5.00%, 11/01/43		75	81,275
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 5.00%, 10/01/53		35	37,405
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		425	567,379
New Jersey Economic Development Authority RB, 5.38%, 1/01/43		125	136,584
New Jersey Transportation Trust Fund Authority RB, Series AA, 5.00%, 6/15/33		200	218,268
South Carolina State Public Service Authority RB, 5.00%, 12/01/48		125	138,728
Total Taxable Municipal Bonds — 1.7%			1,179,639

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.8%
Fannie Mae:
Series 2003-49, Class YD, 5.50%, 6/25/23		32	32,523
Series 2011-52, Class KB, 5.50%, 6/25/41		320	365,463
Series 2011-52, Class LB, 5.50%, 6/25/41		320	359,805
Freddie Mac, Series 3859, Class JB, 5.00%, 5/15/41		426	466,925

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Ginnie Mae, Series 2006-6, Class C, 4.99%, 2/16/44 (b)	USD	8	$7,612

			1,232,328
Mortgage-Backed Securities — 0.4%
Fannie Mae Mortgage-Backed Securities:
2.15%, 2/01/35 (b)		177	188,351
2.44%, 1/01/35 (b)		38	41,031
7.00%, 1/01/31		1	1,707
Freddie Mac Mortgage-Backed Securities, 7.00%, 12/01/29-4/01/32		5	5,724
Ginnie Mae Mortgage-Backed Securities:
1.63%, 5/20/34 (b)		40	41,988
5.50%, 4/15/33-8/15/33		11	12,421
7.00%, 9/15/31-5/15/32		11	12,614

			303,836
Total U.S. Government Sponsored Agency Securities — 2.2%			1,536,164

U.S. Treasury Obligations
U.S. Treasury Bonds:
3.38%, 5/15/44		120	135,094
3.13%, 8/15/44		35	37,680
U.S. Treasury Notes:
1.75%, 9/30/19		8,600	8,650,387
2.38%, 8/15/24		759	773,054
2.25%, 11/15/24		780	785,241
Total U.S. Treasury Obligations — 15.1%			10,381,456
Total Long-Term Investments (Cost — $62,404,543) — 93.8%			64,560,261

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (f)(g)		3,475,510	3,475,510
Total Short-Term Securities (Cost — $3,475,510) — 5.1%			3,475,510

Options Purchased
(Cost — $747,473) — 0.5%			314,672
Total Investments Before Options Written (Cost — $66,627,526*) — 99.4%			68,350,443

Options Written
(Premiums Received — $589,687) — (0.2)%			(130,920)
Total Investments Net of Options Written — 99.2%			68,219,523
Other Assets Less Liabilities — 0.8%			575,791

Net Assets — 100.0%			$68,795,314

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$66,617,922

Gross unrealized appreciation	$2,684,619
Gross unrealized depreciation	(952,098)

Net unrealized appreciation	$1,732,521

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,721,402	(3,245,892)	3,475,510	$454

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(15)	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2015	USD	2,168,438	$(55,237)
21	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	2,662,734	(12,433)
13	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	2,841,719	(3,388)
5	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	594,648	1,001
31	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	5,120,813	233,687
(60)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	14,823,000	(252)
(24)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	5,887,800	5,212
Total						$168,590

•	As of December 31, 2014, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	USD	99.00	12/14/15	78	$35,100
Euro Dollar 90-Day	Put	USD	98.00	12/14/15	78	4,875
Total						$39,975

•	As of December 31, 2014, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.05%	Receive	3-month LIBOR	11/20/17	USD	400	$45,081
30-Year Interest Rate Swap	Deutsche Bank AG	Call	3.05%	Receive	3-month LIBOR	11/20/17	USD	400	45,081
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.05%	Pay	3-month LIBOR	11/20/17	USD	600	17,769
30-Year Interest Rate Swap	Deutsche Bank AG	Put	4.05%	Pay	3-month LIBOR	11/20/17	USD	600	17,769
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	4.50%	Pay	3-month LIBOR	8/07/18	USD	17,200	148,997
Total									$274,697

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•	As of December 31, 2014, exchange-traded options written were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	USD	98.50	12/14/15	156	$(25,350)

•	As of December 31, 2014, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	6.00%	Receive	3-month LIBOR	8/07/18	USD	34,400	$(105,570)

•	As of December 31, 2014, centrally cleared credit default swaps — buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 21 Version 1	1.00%	Chicago Mercantile	12/20/18	USD	2,800	$(17,907)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.45%[1]	3-month LIBOR	Chicago Mercantile	10/28/18	USD	1,300	$301
1.50%[1]	3-month LIBOR	Chicago Mercantile	11/30/18	USD	900	356
1.65%[1]	3-month LIBOR	Chicago Mercantile	11/30/18	USD	300	(1,703)
1.78%[1]	3-month LIBOR	Chicago Mercantile	1/17/19	USD	700	(11,042)
3.03%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	USD	344	(24,082)
3.05%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	USD	344	(24,809)
3.05%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	USD	344	(24,979)
3.06%[1]	3-month LIBOR	Chicago Mercantile	2/15/40	USD	344	(25,920)
Total						$(111,878)

[1]	Fund pays the fixed rate and receives the floating rate.

•	As of December 31, 2014, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Depreciation
Cigna Corp.	1.00%	Citibank N.A.	9/20/17	USD	675	$(16,498)	$(840)	$(15,658)
General Dynamics Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(23,502)	(12,863)	(10,639)
Lockheed Martin Corp.	1.00%	Credit Suisse International	9/20/17	USD	955	(24,417)	(4,439)	(19,978)
Northrop Grumman Corp.	1.00%	Credit Suisse International	9/20/17	USD	805	(20,611)	(9,971)	(10,640)
Raytheon Co.	1.00%	Credit Suisse International	9/20/17	USD	805	(20,532)	(10,624)	(9,908)
Cardinal Health, Inc.	1.00%	Barclays Bank PLC	12/20/18	USD	2,000	(65,331)	(47,017)	(18,314)
International Business Machines Corp.	1.00%	Citibank N.A.	12/20/18	USD	2,000	(55,451)	(47,017)	(8,434)
Boston Scientific Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(43,255)	(19,694)	(23,561)
Microsoft Corp.	1.00%	Credit Suisse International	12/20/18	USD	2,000	(64,618)	(45,405)	(19,213)
Abbott Laboratories	1.00%	JPMorgan Chase Bank N.A.	12/20/18	USD	2,000	(65,393)	(54,174)	(11,219)
Pitney Bowes, Inc.	1.00%	Credit Suisse International	3/20/19	USD	750	(14,776)	5,679	(20,455)
Citigroup, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	800	(13,241)	(2,812)	(10,429)
Yum! Brands, Inc.	1.00%	Deutsche Bank AG	3/20/19	USD	1,000	(19,552)	(15,701)	(3,851)
Kohl’s Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/19	USD	267	(1,683)	4,798	(6,481)
The Western Union Co.	1.00%	Credit Suisse International	12/20/19	USD	1,325	16,131	43,564	(27,433)
The Western Union Co.	1.00%	JPMorgan Chase Bank N.A.	12/20/19	USD	85	1,035	2,883	(1,848)
Total						$(431,694)	$(213,633)	$(218,061)

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Investment Grade Bond Portfolio

•	As of December 31, 2014, OTC credit default swaps — sold protection outstanding were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
MetLife, Inc.	5.00%	Deutsche Bank AG	6/20/15	A-	USD	575	14,289	$41,193	$(26,904)
Anadarko Petroleum Corp.	1.00%	Credit Suisse International	6/20/17	BBB	USD	780	7,319	(19,362)	26,681
Comcast Corp.	1.00%	Credit Suisse International	9/20/17	A-	USD	975	23,357	2,231	21,126
WellPoint, Inc.	1.00%	Citibank N.A.	9/20/17	Not Rated	USD	675	15,045	(3,523)	18,568
Bank of America Corp.	1.00%	Deutsche Bank AG	3/20/19	A-	USD	800	15,682	5,071	10,611
Total							$75,692	$25,610	$50,082

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$934,286	—	$934,286
Corporate Bonds	—	40,461,399	—	40,461,399
Foreign Agency Obligations	—	1,878,071	—	1,878,071
Foreign Government Obligations	—	1,289,403	—	1,289,403
Non-Agency Mortgage-Backed Securities	—	213,752	—	213,752
Preferred Securities	$1,067,309	5,618,782	—	6,686,091
Taxable Municipal Bonds	—	1,179,639	—	1,179,639
U.S. Government Sponsored Agency Securities	—	1,536,164	—	1,536,164
U.S. Treasury Obligations	—	10,381,456	—	10,381,456
Short-Term Securities	3,475,510	—	—	3,475,510
Options Purchased:
Interest Rate Contracts	39,975	274,697	—	314,672

Total	$4,582,794	$63,767,649	—	$68,350,443

BLACKROCK FUNDS II	DECEMBER 31, 2014	7

Schedule of Investments (concluded)	BlackRock Investment Grade Bond Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$76,986	—	$76,986
Interest rate contracts	$239,900	657	—	240,557
Liabilities:
Credit contracts	(17,907)	(244,965)	—	(262,872)
Interest rate contracts	(96,660)	(218,105)	—	(314,765)

Total	$125,333	$(385,427)	—	$(260,094)

[1]    Derivative financial instruments are swaps, financial futures contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets in which the fair value approximates the carrying amount or fair value, including accrued interest for financial reporting purposes. As of December 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$5,164	—	—	$5,164
Foreign currency at value	263	—	—	263
Cash pledged for financial futures contracts	77,000	—	—	77,000
Cash pledged for centrally cleared swaps	180,000	—	—	180,000

Total	$262,427	—	—	$262,427

During the period ended December 31, 2014, there were no transfers between levels.

8	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2007-1A, Class A1S, 0.44%, 4/20/21 (a)(b)	USD	2,087	$2,068,880
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.42%, 5/10/32 (a)(b)		4,570	4,495,594
American Credit Acceptance Receivables Trust, Series 2014-4, Class A, 1.20%, 7/10/18 (a)		6,935	6,927,421
American Homes 4 Rent, Series 2014-SFR1, Class A, 1.25%, 6/17/31 (a)(b)		6,288	6,205,968
AmeriCredit Automobile Receivables Trust:
Series 2011-3, Class D, 4.04%, 7/10/17		10,769	10,962,487
Series 2012-4, Class B, 1.31%, 11/08/17		3,270	3,280,212
Series 2013-1, Class D, 2.09%, 2/08/19		10,155	10,076,035
Series 2013-2, Class B, 1.19%, 5/08/18		10,190	10,200,363
Series 2013-2, Class C, 1.79%, 3/08/19		3,250	3,246,022
Series 2014-4, Class D, 3.07%, 11/09/20		28,000	28,026,250
Apidos CDO IV, Series 2006-4A, Class C, 0.98%, 10/27/18 (a)(b)		7,500	7,299,916
APOLLO Trust, Series 2009-1, Class A3, 3.94%, 6/03/17 (b)	AUD	5,907	4,865,724
Atrium VII, Series 7AR, Class AR, 1.34%, 11/16/22 (a)(b)	USD	8,000	7,993,369
AUTO ABS FCT Compartiment, Series 2013-2, Class A, 0.87%, 1/27/23 (b)	EUR	12,583	15,286,910
BA Credit Card Trust, Series 2014-A1, Class A, 0.53%, 6/15/21 (b)	USD	15,055	15,043,167
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A1A, 5.77%, 2/10/51 (b)		5,046	5,503,717
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 21A1, 0.24%, 12/25/36 (b)		66	68,231
CarMax Auto Owner Trust, Series 2014-4, Class C, 2.44%, 11/16/20		3,500	3,471,493
Cavalry CLO V Ltd., Series 2014-5A, Class C, 2.98%, 1/16/24 (a)(b)		9,250	8,972,500
Chase Issuance Trust, Series 2012-A4, Class A4, 1.58%, 8/16/21		10,000	9,786,720
Citibank Credit Card Issuance Trust:
Series 2007-A8, Class A8, 5.65%, 9/20/19		37,660	41,771,719
Series 2013-A6, Class A6, 1.32%, 9/07/18		29,287	29,449,367
COA Caerus CLO Ltd., Series 2007-6A, Class A1, 0.87%, 12/13/19 (a)(b)		750	742,410
Conseco Financial Corp., Series 1993-4, Class A5, 7.05%, 1/15/19		33	34,368
Cornerstone CLO Ltd., Series 2007-1A, Class A1S, 0.45%, 7/15/21 (a)(b)		13,137	13,023,254
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 4.98%, 5/25/36 (b)		1,680	2,092,766
Series 2007-7, Class 2A2, 0.33%, 10/25/47 (b)		3,150	3,121,158
Credit Acceptance Auto Loan Trust, Series 2013-2A, Class B, 2.26%, 10/15/21 (a)		6,000	6,030,054
Crusade ABS Trust, Series 2012-1, Class A, 3.62%, 7/12/23 (b)	AUD	8,318	6,811,274
Dryden XVI-Leveraged Loan CDO, Series 2006-16A, Class A1, 0.47%, 10/20/20 (a)(b)	USD	6,108	6,053,407
Fore CLO Ltd., Series 2007-1A, Class A2, 0.68%, 7/20/19 (a)(b)		8,225	8,087,392
Four Corners CLO III Ltd., Series 2006-3A, Class C, 0.91%, 7/22/20 (a)(b)		8,000	7,709,122
GAMMA Sociedade de Titularizacao de Creditos SA/Atlantes SME, Series 3, Class A, 2.03%, 12/28/43 (b)	EUR	5,758	6,997,987

Asset-Backed Securities		Par (000)	Value
Halcyon Loan Investors CLO I, Inc., Series 2006-1A, Class B, 0.92%, 11/20/20 (a)(b)	USD	10,000	$9,703,113
Heller Financial, Series 1998-1, Class A, 0.87%, 7/15/24 (a)(b)		267	145,370
Hillmark Funding Ltd., Series 2006-1A, Class A1, 0.48%, 5/21/21 (a)(b)		6,885	6,813,037
IFC SBA Loan-Backed Adjustable Rate Certificate, Series 1997-1, Class A, 1.25%, 1/15/24 (a)(b)		136	136,058
ING Investment Management CLO Ltd., Series 2012-1RA, Class A1R, 1.44%, 3/14/22 (a)(b)		25,000	24,958,837
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.35%, 12/17/31 (a)(b)		9,780	9,737,213
Katonah Ltd., Series 2007-10A, Class A2B, 0.48%, 4/17/20 (a)(b)		7,449	7,375,411
Madison Park Funding VIII Ltd.:
Series 2012-8AR, Class CR, 3.03%, 4/22/22 (a)(b)		1,900	1,876,118
Series 2012-8AR, Class DR, 4.08%, 4/22/22 (a)(b)		1,000	978,181
Madison Park Funding XIV Ltd., Series 2014-14A, Class D, 3.83%, 7/25/26 (a)(b)		1,750	1,656,419
MASTR Asset-Backed Securities Trust, Series 2005-FRE1, Class A4, 0.42%, 10/25/35 (b)		25	25,389
Mayport CLO Ltd., Series 2006-1A, Class A1L, 0.48%, 2/22/20 (a)(b)		107	106,981
MBNA Credit Card Master Note Trust, Series 2005-B3, Class B3, 0.38%, 3/19/18 (b)	EUR	7,963	9,594,123
Muir Woods CLO Ltd., Series 2012-1A, Class X, 1.48%, 9/14/23 (a)(b)	USD	1,125	1,124,221
NACM CLO I, Series 2006-1A, Class A2, 0.68%, 6/20/19 (a)(b)		5,300	5,271,534
Navient Private Education Loan Trust, Series 2014-CTA, Class A, 0.86%, 9/16/24 (a)(b)		4,016	4,016,562
Neuberger Berman CLO XII Ltd., Series 2012-12AR, Class XR, 1.48%, 7/25/23 (a)(b)		750	749,782
NextGear Floorplan Master Owner Trust:
Series 2014-1A, Class A, 1.92%, 10/15/19 (a)		25,820	25,697,676
Series 2014-1A, Class B, 2.61%, 10/15/19 (a)		3,285	3,268,461
Oaktree EIF II Ltd., Series 2013-2A, Class A, 1.43%, 4/20/23 (a)(b)		16,000	15,881,036
OHA Intrepid Leveraged Loan Fund Ltd., Series 2011-1AR, Class AR, 1.15%, 4/20/21 (a)(b)		12,753	12,700,505
OHA Park Avenue CLO I Ltd., Series 2007-1A, Class A1B, 0.47%, 3/14/22 (a)(b)		12,495	12,297,891
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		19,955	19,954,601
Series 2014-2A, Class A, 2.47%, 9/18/24 (a)		25,500	25,599,960
Series 2014-2A, Class B, 3.02%, 9/18/24 (a)		10,215	10,221,333
Palmer Square CLO Ltd., Series 2014-1A, Class A1, 1.54%, 10/17/22 (a)(b)		15,000	14,965,031
PFS Financing Corp., Series 2014-AA, Class B, 1.11%, 2/15/19 (a)(b)		4,400	4,409,108
Regatta Funding Ltd., Series 2007-1A, Class A1L, 0.49%, 6/15/20 (a)(b)		7,009	6,934,336
Residential Asset Mortgage Products, Inc. Trust, Series 2003-RZ3, Class A6, 3.90%, 3/25/33 (c)		1,345	1,371,619

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Santander Drive Auto Receivables Trust:
Series 2012-3, Class C, 3.01%, 4/16/18	USD	17,630	$17,882,409
Series 2012-5, Class C, 2.70%, 8/15/18		2,670	2,716,244
Series 2012-6, Class C, 1.94%, 3/15/18		2,470	2,486,868
Series 2012-AA, Class B, 1.21%, 10/16/17 (a)		10,440	10,455,002
Series 2012-AA, Class C, 1.78%, 11/15/18 (a)		7,215	7,229,711
Series 2013-1, Class C, 1.76%, 1/15/19		19,880	19,928,090
Series 2013-3, Class C, 1.81%, 4/15/19		18,925	18,916,124
Series 2013-3, Class D, 2.42%, 4/15/19		13,290	13,187,880
Series 2013-5, Class C, 2.25%, 6/17/19		12,000	12,115,128
Series 2013-A, Class C, 3.12%, 10/15/19 (a)		13,400	13,720,139
Series 2014-2, Class C, 2.33%, 11/15/19		4,602	4,621,862
Series 2014-4, Class C, 2.60%, 11/16/20		10,065	10,081,889
Series 2014-4, Class D, 3.10%, 11/16/20		3,500	3,504,484
Series 2014-5, Class C, 2.46%, 6/15/20		12,525	12,487,851
Series 2014-S5, Class R, 1.43%, 6/18/19 (a)		2,485	2,484,346
Series 2014-S6, Class R, 1.43%, 12/17/19 (a)		8,796	8,832,878
Silver Bay Realty Trust, Series 2014-1, Class A, 1.15%, 9/17/31 (a)(b)		11,626	11,449,351
SLC Private Student Loan Trust, Series 2006-A, Class A5, 0.40%, 7/15/36 (b)		2,809	2,786,862
SLM Private Credit Student Loan Trust:
Series 2003-B, Class A2, 0.64%, 3/15/22-6/15/33 (b)		7,106	6,882,903
Series 2004-B, Class A2, 0.44%, 6/15/21 (b)		4,794	4,759,999
Series 2004-B, Class A3, 0.57%, 3/15/24 (b)		6,000	5,733,102
SLM Private Education Loan Trust:
Series 2011-A, Class A3, 2.66%, 1/15/43 (a)(b)		6,258	6,656,103
Series 2011-B, Class A2, 3.74%, 2/15/29 (a)		7,950	8,334,176
Series 2011-C, Class A1, 1.56%, 12/15/23 (a)(b)		11,893	11,955,045
Series 2011-C, Class A2B, 4.54%, 10/17/44 (a)		8,725	9,363,670
Series 2012-B, Class A1, 1.26%, 12/15/21-8/15/23 (a)(b)		6,834	6,868,919
Series 2012-E, Class A1, 0.91%, 10/16/23 (a)(b)		2,479	2,485,780
Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		3,500	3,439,226
Series 2013-C, Class A1, 1.00%, 2/15/22 (a)(b)		15,394	15,447,308
Series 2014-A, Class A2B, 1.30%, 1/15/26 (a)(b)		2,500	2,524,930
SLM Student Loan Trust:
Series 2003-11, Class A6, 0.99%, 12/15/25 (a)(b)		11,900	11,887,374
Series 2013-4, Class A, 0.71%, 6/25/27 (b)		13,358	13,391,833
Soundview Home Loan Trust, Series 2003-2, Class A2, 1.47%, 11/25/33 (b)		1,125	1,114,565
SpringCastle America Funding LLC, Series 2014-AA, Class A, 2.70%, 5/25/23 (a)		21,422	21,387,537
SWAY Residential Trust, Series 2014-1, Class A, 1.46%, 1/17/20 (a)(b)		12,770	12,733,273
Synchrony Credit Card Master Notes Trust, Series 2014-1, Class A, 1.61%, 11/16/20		30,200	30,003,783

Asset-Backed Securities		Par (000)	Value
Torrens Trust, Series 2013-1, Class A, 3.57%, 4/12/44 (b)	AUD	19,783	$16,176,652
Triton European Loan Conduit PLC, Series 26X, Class H, 0.23%, 10/25/19 (b)	GBP	1,993	2,861,722
Westbrook CLO Ltd., Series 2006-1A, Class A1, 0.49%, 12/20/20 (a)(b)	USD	9,996	9,920,672
WG Horizons CLO, Series 2006-1A, Class A1, 0.50%, 5/24/19 (a)(b)		9,430	9,335,921
World Financial Network Credit Card Master Trust:
Series 2012-D, Class B, 3.34%, 4/17/23		5,630	5,780,355
Series 2013-A, Class A, 1.61%, 12/15/21		10,000	9,945,240
Series 2014-C, Class A, 1.54%, 8/15/21		18,000	17,964,000
Total Asset-Backed Securities — 19.0%			955,116,369

Corporate Bonds
Air Freight & Logistics — 0.1%
Federal Express Corp. Pass-Through Trust, Series 2012, 2.63%, 1/15/18 (a)		3,032	3,068,639
Airlines — 1.3%
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 7/15/20 (a)		7,975	8,134,947
Continental Airlines Pass-Through Trust:
Series 2000-1, Class B, 8.39%, 5/01/22		3,797	3,911,057
Series 2003-ERJ1, Class RJO3, 7.88%, 1/02/20		248	262,508
Series 2009-1, 9.00%, 7/08/16		8,023	8,825,711
Delta Air Lines Pass-Through Trust:
Series 2010-1, Class B, 6.38%, 7/02/17 (a)		6,250	6,500,000
Series 2010-2, Class B, 6.75%, 11/23/15		2,000	2,080,000
Series 2012-1, Class B, 6.88%, 5/07/19 (a)		2,928	3,235,348
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 5/20/23		1,236	1,329,681
UAL Pass-Through Trust, Series 2009-2B, 12.00%, 1/15/16 (a)		2,661	2,880,640
US Airways Pass-Through Trust:
Series 2012-1, Class C, 9.13%, 10/01/15		3,384	3,502,823
Series 2012-2, Class C, 5.45%, 6/03/18		1,500	1,503,750
Virgin Australia Trust:
Series 2013-1A, 5.00%, 10/23/23 (a)		8,324	8,573,338
Series 2013-1B, 6.00%, 4/23/22 (a)		14,892	15,263,794

			66,003,597
Auto Components — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17		5,500	5,500,000
Automobiles — 1.3%
General Motors Co., 3.50%, 10/02/18		12,581	12,832,620
Harley-Davidson Financial Services, Inc., 1.55%, 11/17/17 (a)		41,637	41,300,365
Jaguar Land Rover Automotive PLC, 4.13%, 12/15/18 (a)		9,500	9,547,500

			63,680,485
Banks — 6.7%
Associated Banc-Corp., 2.75%, 11/15/19		42,926	42,893,805
Bank of America Corp.: 6.50%, 8/01/16		26,504	28,553,448

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Banks (concluded)
1.70%, 8/25/17	USD	7,250	$7,251,646
6.00%, 9/01/17		470	518,247
2.00%, 1/11/18		7,900	7,893,996
5.65%, 5/01/18		4,595	5,104,921
2.60%, 1/15/19		41,397	41,718,903
BB&T Corp., 2.45%, 1/15/20		50,125	49,920,941
The Bear Stearns Cos. LLC, 7.25%, 2/01/18		10,200	11,756,010
BPCE SA, 0.86%, 6/23/17 (b)		10,695	10,694,422
CIT Group, Inc., 4.25%, 8/15/17		15,455	15,764,100
Citigroup, Inc., 1.70%, 7/25/16		19,626	19,760,418
Huntington Bancshares, Inc., 2.60%, 8/02/18		2,000	2,024,312
JPMorgan Chase & Co.:
3.45%, 3/01/16		16,776	17,218,937
1.35%, 2/15/17		12,000	11,999,736
1.80%, 1/25/18		1,405	1,403,907
Regions Financial Corp., 2.00%, 5/15/18		20,800	20,595,931
Santander Bank NA, 8.75%, 5/30/18		15,107	17,992,467
Santander Holdings USA, Inc., 3.00%, 9/24/15		3,785	3,830,367
Standard Chartered PLC, 1.50%, 9/08/17 (a)		18,530	18,482,341

			335,378,855
Beverages — 0.0%
Constellation Brands, Inc., 7.25%, 5/15/17		1,214	1,341,470
Capital Markets — 2.4%
American Capital, Ltd., 6.50%, 9/15/18 (a)		7,181	7,504,145
The Goldman Sachs Group, Inc.:
5.35%, 1/15/16		8,733	9,113,043
3.63%, 2/07/16		53,352	54,742,246
5.75%, 10/01/16		21,910	23,510,219
Morgan Stanley:
4.75%, 3/22/17		8,000	8,521,544
5.55%, 4/27/17		1,400	1,519,608
6.63%, 4/01/18		1,660	1,890,798
2.13%, 4/25/18		7,021	7,025,065
2.50%, 1/24/19		5,000	5,004,535

			118,831,203
Chemicals — 0.4%
Ashland, Inc., 3.00%, 3/15/16		5,000	5,025,000
Lubrizol Corp., 8.88%, 2/01/19		4,195	5,237,336
Rockwood Specialties Group, Inc., 4.63%, 10/15/20		8,845	9,132,463

			19,394,799
Commercial Services & Supplies — 0.5%
Aviation Capital Group Corp.:
3.88%, 9/27/16 (a)		14,855	15,229,004
4.63%, 1/31/18 (a)		1,000	1,039,204
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 4.88%, 11/15/17		2,695	2,775,850
Leucadia National Corp., 8.13%, 9/15/15		6,450	6,737,477

			25,781,535
Consumer Finance — 2.1%
Ally Financial Inc.:
5.50%, 2/15/17		15,000	15,750,000
6.25%, 12/01/17		3,254	3,514,320
Ally Financial, Inc., 3.25%, 9/29/17		18,735	18,735,000
Capital One Financial Corp.:
3.15%, 7/15/16		10,000	10,284,470
6.75%, 9/15/17		2,000	2,256,328
Ford Motor Credit Co. LLC:
3.98%, 6/15/16		1,790	1,853,370

Corporate Bonds		Par (000)	Value
Consumer Finance (concluded)
1.72%, 12/06/17	USD	47,000	$46,514,255
Synchrony Financial, 1.88%, 8/15/17		6,700	6,713,018

			105,620,761
Diversified Financial Services — 2.2%
AIG Global Funding, 1.65%, 12/15/17 (a)		7,930	7,928,636
CNH Industrial Capital LLC:
3.88%, 11/01/15		4,020	4,040,100
6.25%, 11/01/16		7,500	7,856,250
General Motors Financial Co., Inc.:
2.75%, 5/15/16		8,145	8,277,356
2.63%, 7/10/17		14,610	14,673,334
4.75%, 8/15/17		1,930	2,035,378
3.00%, 9/25/17		10,000	10,112,800
3.25%, 5/15/18		1,450	1,451,813
International Lease Finance Corp.:
6.75%, 9/01/16 (a)		8,280	8,818,200
7.13%, 9/01/18 (a)		3,680	4,121,600
JPMorgan Chase & Co., 2.20%, 10/22/19		20,000	19,827,540
Merrill Lynch & Co., Inc., 6.40%, 8/28/17		430	479,091
Voya Financial, Inc., 2.90%, 2/15/18		22,549	23,084,606

			112,706,704
Diversified Telecommunication Services — 0.2%
British Telecommunications PLC, 2.00%, 6/22/15		9,216	9,271,812
Windstream Corp., 7.88%, 11/01/17		704	762,080

			10,033,892
Electric Utilities — 0.1%
AES Corp., 8.00%, 10/15/17		424	475,940
Kentucky Power Co., 6.00%, 9/15/17 (a)		1,000	1,106,262
Oncor Electric Delivery Co. LLC, 6.38%, 1/15/15		5,960	5,968,559

			7,550,761
Electronic Equipment, Instruments & Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16		6,642	7,115,243
Health Care Equipment & Supplies — 0.8%
Biomet, Inc.:
6.50%, 8/01/20		4,000	4,280,000
6.50%, 10/01/20		8,750	9,231,250
Boston Scientific Corp., 6.25%, 11/15/15		5,605	5,838,700
ConvaTec Healthcare E SA, 10.50%, 12/15/18 (a)		2,300	2,426,500
Medtronic, Inc., 2.50%, 3/15/20 (a)		21,175	21,230,542

			43,006,992
Health Care Providers & Services — 0.9%
CHS/Community Health Systems, Inc., 5.13%, 8/15/18		8,000	8,280,000
Coventry Health Care, Inc., 5.95%, 3/15/17		6,403	7,003,121
HCA, Inc.:
6.50%, 2/15/16		9,860	10,291,375
3.75%, 3/15/19		8,400	8,410,500
Tenet Healthcare Corp., 8.00%, 8/01/20		11,200	11,816,000

			45,800,996
Hotels, Restaurants & Leisure — 0.2%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		1,950	1,429,350
Carnival Corp.:
1.20%, 2/05/16		3,000	2,998,257

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
1.88%, 12/15/17	USD	6,790	$6,739,211

			11,166,818
Household Durables — 1.3%
D.R. Horton, Inc., 4.75%, 5/15/17		1,980	2,069,100
Jarden Corp., 7.50%, 5/01/17		1,750	1,916,250
Lennar Corp.:
4.75%, 12/15/17		4,332	4,440,300
4.50%, 6/15/19		3,500	3,500,000
M/I Homes, Inc., 8.63%, 11/15/18		17,310	18,002,400
Newell Rubbermaid, Inc., 2.88%, 12/01/19		16,940	16,946,369
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19		13,880	14,574,000
Toll Brothers Finance Corp., 8.91%, 10/15/17		1,710	1,983,600

			63,432,019
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp., 3.23%, 6/01/19 (b)		13,025	12,699,375
Ipalco Enterprises, Inc., 7.25%, 4/01/16 (a)		10,884	11,482,620

			24,181,995
Insurance — 1.9%
AIA Group Ltd., 2.25%, 3/11/19 (a)		6,215	6,187,231
American International Group, Inc.:
5.60%, 10/18/16		24,000	25,789,800
5.45%, 5/18/17		2,535	2,765,933
Aon Corp., 3.13%, 5/27/16		7,841	8,045,862
AXIS Specialty Finance PLC, 2.65%, 4/01/19		13,545	13,579,228
Genworth Holdings, Inc.:
6.52%, 5/22/18		5,750	5,858,899
7.70%, 6/15/20		6,050	6,034,712
Jackson National Life Global Funding, 2.30%, 4/16/19 (a)		12,000	11,961,178
Lincoln National Corp., 4.30%, 6/15/15		10,880	11,052,143
XLIT Ltd., 2.30%, 12/15/18		4,000	4,002,616

			95,277,602
Internet Software & Services — 0.2%
Alibaba Group Holding Ltd., 1.63%, 11/28/17 (a)		10,360	10,313,059
IT Services — 0.4%
Computer Sciences Corp., 2.50%, 9/15/15		5,631	5,681,842
Fiserv, Inc., 6.80%, 11/20/17		5,000	5,661,885
The Western Union Co., 2.38%, 12/10/15		8,000	8,073,408

			19,417,135
Machinery — 0.5%
Case New Holland Industrial, Inc., 7.88%, 12/01/17		9,348	10,282,800
Crane Co., 2.75%, 12/15/18		1,000	1,010,787
The Manitowoc Co., Inc., 8.50%, 11/01/20		7,750	8,370,000
Pentair Finance SA, 1.35%, 12/01/15		4,480	4,487,365

			24,150,952
Media — 1.3%
British Sky Broadcasting Group PLC, 6.10%, 2/15/18 (a)		9,277	10,324,540
Cablevision Systems Corp.:
8.63%, 9/15/17		1,973	2,194,963
7.75%, 4/15/18		3,345	3,679,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.13%, 2/15/16		6,620	6,770,261
DISH DBS Corp.:
7.75%, 5/31/15		2,350	2,411,688
4.63%, 7/15/17		1,820	1,881,425
The Interpublic Group of Cos., Inc., 2.25%, 11/15/17		13,816	13,842,154

Corporate Bonds		Par (000)	Value
Media (concluded)
Omnicom Group, Inc., 5.90%, 4/15/16	USD	4,192	$4,436,486
Sky PLC, 2.63%, 9/16/19 (a)		20,595	20,602,641

			66,143,658
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		1,900	1,971,250
Multiline Retail — 0.2%
Dollar General Corp., 4.13%, 7/15/17		8,183	8,439,259
Multi-Utilities — 0.1%
CenterPoint Energy, Inc., Series B, 6.85%, 6/01/15		4,865	4,983,920
Oil, Gas & Consumable Fuels — 1.4%
Chesapeake Energy Corp.:
3.25%, 3/15/16		10,030	10,004,925
6.50%, 8/15/17		1,820	1,938,300
El Paso Corp., 7.00%, 6/15/17		5,539	6,106,747
Enterprise Products Operating LLC, Series A, 8.38%, 8/01/66 (b)		9,795	10,517,381
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 12/15/18		6,841	6,909,410
Husky Energy, Inc., 7.25%, 12/15/19		8,842	10,366,812
Kinder Morgan Energy Partners LP, 5.95%, 2/15/18		5,312	5,864,464
Kinder Morgan, Inc.:
2.00%, 12/01/17		3,780	3,756,613
3.05%, 12/01/19		5,680	5,634,844
Sabine Pass LNG LP, 7.50%, 11/30/16		7,740	8,049,600

			69,149,096
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 5.63%, 4/20/15		4,015	4,053,937
Pharmaceuticals — 1.5%
Actavis Funding SCS, 2.45%, 6/15/19		1,650	1,621,863
Actavis, Inc., 1.88%, 10/01/17		12,629	12,580,050
Forest Laboratories, Inc., 4.38%, 2/01/19 (a)		31,025	32,773,879
Mylan, Inc., 7.88%, 7/15/20 (a)		15,095	16,079,119
Roche Holdings, Inc., 3.35%, 9/30/24 (a)		8,990	9,252,571
Zoetis, Inc., 1.15%, 2/01/16		2,000	1,998,214

			74,305,696
Real Estate Investment Trusts (REITs) — 1.7%
ARC Properties Operating Partnership LP:
2.00%, 2/06/17		28,040	26,724,027
3.00%, 2/06/19		5,700	5,274,301
AvalonBay Communities, Inc., 3.63%, 10/01/20		4,500	4,680,410
HCP, Inc., 6.70%, 1/30/18		5,440	6,195,235
Host Hotels & Resorts LP, 5.88%, 6/15/19		12,890	13,539,205
Nationwide Health Properties, Inc., 6.59%, 7/07/38		1,400	1,811,134
Prologis LP, 4.50%, 8/15/17		5,660	6,031,387
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		11,890	11,900,499
WEA Finance LLC/Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 (a)		7,665	7,623,747

			83,779,945
Real Estate Management & Development — 0.3%
Trafford Centre Finance Ltd., 0.76%, 7/28/15 (b)	GBP	197	307,289
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21		4,583	7,358,076
Series M, 7.40%, 3/28/24		4,920	7,840,864

			15,506,229

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Road & Rail — 1.2%
ERAC USA Finance LLC, 6.38%, 10/15/17 (a)	USD	6,000	$6,736,812
Kansas City Southern de Mexico SA de CV, 0.93%, 10/28/16 (b)		14,000	14,014,924
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.13%, 5/11/15 (a)		16,417	16,549,961
2.50%, 3/15/16 (a)		12,000	12,165,144
3.75%, 5/11/17 (a)		1,460	1,525,858
3.38%, 3/15/18 (a)		5,000	5,161,995
2.88%, 7/17/18 (a)		6,748	6,861,400

			63,016,094
Semiconductors & Semiconductor Equipment — 0.3%
Maxim Integrated Products, Inc., 2.50%, 11/15/18		18,000	17,959,482
Specialty Retail — 0.6%
QVC, Inc.:
3.13%, 4/01/19		24,780	24,772,021
7.38%, 10/15/20 (a)		4,680	4,902,300

			29,674,321
Technology Hardware, Storage & Peripherals — 0.3%
Seagate HDD Cayman, 3.75%, 11/15/18 (a)		14,000	14,367,500
Thrifts & Mortgage Finance — 0.3%
Astoria Financial Corp., 5.00%, 6/19/17		12,600	13,299,313
Tobacco — 0.7%
Lorillard Tobacco Co.:
3.50%, 8/04/16		15,000	15,441,990
2.30%, 8/21/17		20,717	20,849,257

			36,291,247
Trading Companies & Distributors — 1.1%
Air Lease Corp.:
4.50%, 1/15/16		4,000	4,110,000
2.13%, 1/15/18		21,140	20,770,050
3.38%, 1/15/19		8,500	8,606,250
Aircastle Ltd., 6.75%, 4/15/17		13,819	14,751,783
GATX Corp., 2.38%, 7/30/18		4,000	4,025,780
United Rentals North America, Inc., 5.75%, 7/15/18		1,820	1,897,350

			54,161,213
Wireless Telecommunication Services — 1.1%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (d)		23,513	23,689,347
Rogers Communications, Inc.:
7.50%, 3/15/15		2,000	2,026,398
6.80%, 8/15/18		6,996	8,074,377
SBA Communications Corp., 5.63%, 10/01/19		2,190	2,239,275
Sprint Communications, Inc., 9.00%, 11/15/18 (a)		10,000	11,374,000
T-Mobile USA, Inc., 5.25%, 9/01/18		10,595	10,992,313

			58,395,710
Total Corporate Bonds — 36.4%			1,834,253,382

Floating Rate Loan Interests (b)
Chemicals — 0.0%
OXEA Finance & Cy SCA (Oxea Finance LLC), Term Loan (Second Lien), 8.25%, 7/15/20		640	604,800
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		8,489	7,898,568

Floating Rate Loan Interests (b)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Hilton Worldwide Finance LLC, Initial Term Loan, 4.00%, 10/26/20	USD	11,116	$10,972,283

			18,870,851
Total Floating Rate Loan Interests — 0.4%			19,475,651

Foreign Agency Obligations
China — 0.3%
Sinopec Capital Ltd., 1.25%, 4/24/16 (a)		15,000	14,956,350
Total Foreign Agency Obligations — 0.3%			14,956,350

Foreign Government Obligations
Cyprus — 0.5%
Republic of Cyprus:
3.75%, 11/01/15	EUR	4,410	5,293,644
3.75%, 11/01/15		1,605	1,926,598
4.75%, 6/25/19		4,705	5,607,900
4.63%, 2/03/20		8,454	9,910,108

			22,738,250
Iceland — 0.5%
Republic of Iceland:
4.88%, 6/16/16 (a)	USD	12,880	13,477,052
4.88%, 6/16/16		12,535	13,116,060

			26,593,112
Latvia — 0.4%
Republic of Latvia, 5.25%, 2/22/17 (a)		20,685	22,210,519
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT, 4.45%, 6/15/18	EUR	18,000	24,135,042
Slovenia — 0.7%
Republic of Slovenia, 4.75%, 5/10/18 (a)	USD	34,270	36,668,900
Total Foreign Government Obligations — 2.6%			132,345,823

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.2%
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 2.78%, 11/25/33 (b)		1,176	1,176,491
Bear Stearns Adjustable Rate Mortgage Trust:
Series 2004-5, Class 2A, 2.96%, 7/25/34 (b)		1,731	1,733,444
Series 2004-7, Class 4A, 2.58%, 10/25/34 (b)		576	568,237
Berica ABS Srl, Series 2012-2, Class A1, 0.38%, 11/30/51 (b)	EUR	7,129	8,592,414
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.31%, 12/25/35 (a)(b)(e)	USD	40	34,488
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 0.71%, 2/25/35 (b)		875	825,427
Series 2005-17, Class 1A6, 5.50%, 9/25/35		2,802	2,739,020
Series 2005-HYB8, Class 2A1, 2.67%, 12/20/35 (b)		1,947	1,789,818

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (concluded)
Crusade Global Trust, Series 2006-2, Class A1, 0.29%, 11/15/37 (b)	USD	18,740	$18,515,040
First Horizon Mortgage Pass-Through Trust, Series 2004-AR7, Class 1A1, 2.63%, 2/25/35 (b)		373	372,073
Granite Master Issuer PLC:
Series 2006-1A, Class A1, 0.24%, 12/20/54 (a)(b)		2,578	2,559,693
Series 2006-1A, Class A5, 0.31%, 12/20/54 (a)(b)		8,611	8,554,510
Series 2006-3, Class A3, 0.25%, 12/20/54 (b)		24,727	24,553,393
Series 2007-2, Class 2A1, 0.24%, 12/17/54 (b)		7,757	7,702,095
Series 2007-2, Class 4A1, 0.25%, 12/17/54 (b)		1,962	1,948,518
Lanark Master Issuer PLC, Series 2012-2A, Class 1A, 1.63%, 12/22/54 (a)(b)		6,024	6,097,652
MortgageIT Trust, Series 2004-1, Class A1, 0.94%, 11/25/34 (b)		3,299	3,202,057
National RMBS Trust, Series 2012-2, Class A1, 3.74%, 6/20/44 (b)	AUD	4,229	3,523,148
Progress Trust, Series 2007-1GA, Class 1A, 0.37%, 8/19/38 (a)(b)	USD	5,520	5,488,571
Rochester Financing No. 1 PLC, Series 1, Class A1, 2.01%, 7/16/46 (b)	GBP	5,508	8,604,634
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.47%, 9/25/34 (b)	USD	1,793	1,589,909
Superannuation Members Home Loans Global Fund, Series 2007-1, Class A2, 0.24%, 6/12/40 (b)	EUR	2,116	2,559,686
Walsh Acceptance, Series 1997-2, Class A, 2.17%, 3/01/27 (a)(b)	USD	18	2,139

			112,732,457
Commercial Mortgage-Backed Securities — 9.3%
Banc of America Commercial Mortgage Trust:
Series 2006-6, Class AJ, 5.42%, 10/10/45		6,010	6,199,075
Series 2007-1, Class A4, 5.45%, 1/15/49		4,250	4,554,620
Series 2007-3, Class A1A, 5.55%, 6/10/49 (b)		7,914	8,530,850
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		6,719	7,106,436
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class AM, 5.62%, 4/10/49 (b)		4,150	4,484,092
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-PW10, Class AM, 5.45%, 12/11/40 (b)		7,160	7,391,676
Series 2007-PW17, Class A3, 5.74%, 6/11/50		2,294	2,306,158
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.55%, 12/15/27 (a)(b)		18,255	18,261,006
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class AMFX, 5.37%, 12/11/49 (b)		15,704	16,285,880
Citigroup/Deutsche Bank Mortgage Trust, Series 2007-CD5, Class AJ, 6.31%, 11/15/44 (b)		5,970	6,487,784
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class A4, 5.80%, 12/10/49 (b)		11,815	12,905,335

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Series 2010-C1, Class A1, 3.16%, 7/10/46 (a)	USD	10,301	$10,409,283
Series 2013-CR12, Class A2, 2.90%, 10/10/46		29,170	30,047,375
Series 2013-FL3, Class A, 1.68%, 10/13/28 (a)(b)		14,489	14,522,541
Series 2014-FL5, Class B, 2.30%, 9/15/16 (a)(b)		5,800	5,800,000
Series 2014-KYO, Class F, 3.66%, 6/11/27 (a)(b)		10,110	10,072,189
Credit Suisse Commercial Mortgage Trust:
Series 2006-C1, Class AJ, 5.47%, 2/15/39 (b)		9,490	9,867,702
Series 2006-C2, Class AM, 5.67%, 3/15/39 (b)		6,015	6,187,348
Series 2006-C4, Class AM, 5.51%, 9/15/39		4,815	5,092,228
Series 2007-C4, Class A1AM, 5.90%, 9/15/39 (b)		4,500	4,869,306
Series 2007-C5, Class AAB, 5.62%, 9/15/40 (b)		3,314	3,476,237
Series 2008-C1, Class A2, 5.97%, 2/15/41 (b)		3,736	3,726,761
Del Coronado Trust, Series 2013-HDC, Class A, 0.96%, 3/15/26 (a)(b)		5,750	5,740,150
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.90%, 6/17/49 (a)(b)		14,940	16,056,093
GS Mortgage Securities Trust, Series 2014-GSFL, Class D, 4.05%, 7/15/31 (a)(b)		6,575	6,564,020
Hilton USA Trust:
Series 2013-HLT, Class DFX, 4.41%, 11/05/30 (a)		2,716	2,777,892
Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		13,515	13,846,969
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class A2, 3.02%, 8/15/46		5,000	5,180,415
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AJ, 6.28%, 2/12/51 (b)		7,990	8,413,662
Series 2007-LD11, Class A2, 5.96%, 6/15/49 (b)		102	101,651
Series 2007-LD11, Class ASB, 5.79%, 6/15/49 (b)		3,084	3,230,635
Series 2007-LDPX, Class A3, 5.42%, 1/15/49		2,636	2,814,601
Series 2014-FL6, Class A, 1.56%, 11/15/31 (a)(b)		14,000	14,002,408
LB-UBS Commercial Mortgage Trust:
Series 2006-C4, Class A4, 5.83%, 6/15/38 (b)		2,636	2,768,412
Series 2007-C2, Class AM, 5.49%, 2/15/40 (b)		5,295	5,580,517
Series 2007-C6, Class A4, 5.86%, 7/15/40 (b)		11,750	12,398,707
Series 2007-C7, Class AM, 6.16%, 9/15/45 (b)		17,500	19,473,160
London & Regional Debt Securitisation PLC, Series 2, Class A, 3.56%, 10/15/15 (b)	GBP	8,908	14,051,259
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 6.03%, 6/12/50 (b)	USD	7,263	7,736,770
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class AM, 5.20%, 12/12/49		3,095	3,299,685

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (concluded)
Morgan Stanley Capital I Trust:
Series 2007-HQ12, Class AM, 5.77%, 4/12/49 (b)	USD	2,200	$2,340,708
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		3,795	4,039,163
Series 2012-C4, Class C, 5.71%, 3/15/45 (a)(b)		1,500	1,665,371
Series 2012-C4, Class D, 5.71%, 3/15/45 (a)(b)		2,000	2,174,934
Morgan Stanley Re-REMIC Trust, Series 2012-IO, Class AXB1, 1.00%, 3/27/51 (a)		241	240,338
Motel 6 Trust:
Series 2012-MTL6, Class A1, 1.50%, 10/05/25 (a)		2,792	2,782,731
Series 2012-MTL6, Class A2, 1.95%, 10/05/25 (a)		15,935	15,883,992
RCMC LLC, Series 2012-CRE1, Class A, 5.62%, 11/15/44 (a)		2,644	2,719,383
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.20%, 4/15/32 (a)(b)		4,500	4,495,073
Semper Finance Ltd., Series 2006-1, Class D, 0.93%, 9/30/84 (b)	EUR	4,650	5,592,987
STRIPs Ltd., Series 2012-1A, Class A, 1.50%, 12/25/44 (a)	USD	2,999	2,998,755
Talisman Finance PLC, Series 6, Class A, 0.26%, 10/22/16 (b)	EUR	13,129	15,489,791
Titan Europe NHP Ltd., Series 2007-1X, Class A, 0.81%, 1/20/17 (b)	GBP	8,909	13,191,858
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (a)	USD	5,306	5,306,600
Wachovia Bank Commercial Mortgage Trust:
Series 2005-C22, Class AM, 5.32%, 12/15/44 (b)		6,280	6,466,730
Series 2007-C32, Class A1A, 5.72%, 6/15/49 (b)		14,764	15,869,574
Series 2007-C33, Class AJ, 5.94%, 2/15/51 (b)		2,150	2,252,714
Series 2007-C33, Class AM, 6.14%, 2/15/51 (b)		5,540	6,035,957
Series 2007-C34, Class A1A, 5.61%, 5/15/46 (b)		10,000	10,649,088
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		2,687	2,685,747

			465,502,382
Interest Only Commercial Mortgage-Backed Securities — 1.0%
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.33%, 3/10/47 (b)		37,274	3,091,820
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR2, Class XA, 1.91%, 8/15/45 (b)		17,983	1,790,057
Series 2013-CR11, Class XA, 1.19%, 10/10/46 (b)		59,628	4,392,652
Series 2014-CR15, Class XA, 1.35%, 2/10/47 (b)		77,290	5,388,921
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class XA, 1.08%, 1/15/47 (b)		48,584	3,104,710
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2012-C5, Class XA, 1.86%, 8/15/45 (a)(b)		83,725	6,900,805
Series 2013-C13, Class XA, 1.23%, 11/15/46 (b)		57,836	4,320,666
TAURUS PLC, Series 2013-GMF1, Class DAC, 1.15%, 5/21/24	EUR	142,000	2,732,058
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class XA, 1.76%, 5/10/63 (a)(b)	USD	56,687	4,493,888

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.89%, 5/25/36 (a)(b)	USD	2,543	$50,857
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class XA, 2.20%, 8/15/45 (a)(b)		32,065	3,293,261
Series 2012-C9, Class XA, 2.21%, 11/15/45 (a)(b)		56,892	6,375,666
Series 2014-C24, Class XA, 0.99%, 11/15/47 (b)		70,970	4,907,560

			50,842,921
Total Non-Agency Mortgage-Backed Securities — 12.5%			629,077,760

Taxable Municipal Bonds
Iowa Finance Authority RB, 5.00%, 12/01/19		7,990	8,436,881
Ohio State Water Development Authority RB, 3.38%, 7/01/33 (b)		6,000	6,075,960
State of California GO, 3.95%, 11/01/15		2,375	2,444,920
Total Taxable Municipal Bonds — 0.3%			16,957,761

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 1.3%
Fannie Mae:
Series 1997-20, Class FB, 0.62%, 3/25/27 (b)		386	379,300
Series 2002-T6, Class A1, 3.31%, 2/25/32		254	258,956
Series 2011-48, Class MG, 4.00%, 6/25/26-9/25/26 (c)		13,409	14,273,881
Series 2014-C02, Class 1M1, 1.11%, 5/25/24 (b)		5,712	5,605,847
Freddie Mac:
Series 1165, Class LD, 7.00%, 11/15/21		218	239,938
Series 2577, Class UC, 5.00%, 2/15/18		196	205,140
Series 3710, Class MG, 4.00%, 8/15/25 (c)		3,357	3,578,916
Series 3959, Class MA, 4.50%, 11/15/41		7,803	8,468,314
Series 3986, Class M, 4.50%, 9/15/41		7,439	7,997,667
Freddie Mac Structured Agency Credit Risk Debt Notes, 1.57%, 10/25/24 (b)		8,896	8,878,245
Ginnie Mae:
Series 2006-6, Class C, 4.99%, 2/16/44 (b)		146	146,538
Series 2013-131, Class PA, 3.50%, 6/16/42		15,164	15,844,858

			65,877,600
Interest Only Commercial Mortgage-Backed Securities — 0.4%
Fannie Mae:
Series 2012-M9, Class X1, 4.03%, 12/25/17 (b)		66,585	6,273,139
Series 2013-M4, Class X1, 3.92%, 2/25/18 (b)		29,053	2,797,298
Series 2013-M5, Class X2, 2.36%, 1/25/22		31,365	3,519,267
Freddie Mac, Series K710, Class X1, 1.78%, 5/25/19 (b)		46,109	3,049,083
Ginnie Mae, Series 2012-120, Class IO, 0.99%, 2/16/53 (b)		41,903	3,131,033

			18,769,820

BLACKROCK FUNDS II	DECEMBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 6.2%
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/30 (f)	USD	29,870	$30,411,394
3.00%, 1/01/30 (f)		84,000	87,310,784
3.50%, 1/01/30 (f)		140,010	147,907,432
3.64%, 9/01/42 (b)		20,524	21,630,874
4.00%, 1/01/30 (f)		21,255	22,520,336
5.00%, 4/01/21		4	4,789
5.50%, 6/01/20-10/01/21		1,467	1,605,944
6.00%, 2/01/17		7	6,858
6.50%, 4/01/21		301	321,007
7.00%, 3/01/15-11/01/17		139	143,586
7.50%, 7/01/15-8/01/16		52	53,001

			311,916,005
Total U.S. Government Sponsored Agency Securities — 7.9%			396,563,425

U.S. Treasury Obligations
U.S. Treasury Notes:
0.38%, 4/30/16-10/31/16		230,440	229,649,133
0.63%, 7/15/16-8/31/17		112,540	111,989,719
0.50%, 9/30/16		500,000	499,414,000
0.88%, 1/31/17-11/15/17		118,060	118,095,031
1.00%, 12/15/17		182,025	181,598,333
Total U.S. Treasury Obligations — 22.7%			1,140,746,216

			Value
Total Long-Term Investments (Cost — $5,165,039,368) — 102.1%			$5,139,492,737

Short-Term Securities		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (e)(g)		149,420,110	149,420,110
Total Short-Term Securities (Cost — $149,420,110) — 3.0%			149,420,110
Total Investments Before TBA Sale Commitments (Cost — $5,314,459,478*) — 105.1%			5,288,912,847

TBA Sale Commitments (f)		Par (000)
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/30	USD	7,500	(7,795,606)
3.50%, 1/01/30		104,390	(110,278,243)
Total TBA Sale Commitments (Proceeds — $117,954,154) — (2.4)%			(118,073,849)
Total Investments Net of TBA Sale Commitments — 102.7%			5,170,838,998
Liabilities in Excess of Other Assets — (2.7)%			(138,146,076)

Net Assets — 100.0%			$5,032,692,922

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$5,314,671,681

Gross unrealized appreciation	$42,520,741
Gross unrealized depreciation	(68,279,575)

Net unrealized depreciation	$(25,758,834)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(d)	Convertible security.

(e)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, as amended, were as follows:

Affiliate	Shares/Par Held at September 30, 2014	Shares/Par Purchased		Shares/Par Sold	Shares/Par Held at December 31, 2014	Value at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	22,298,794	127,121,316	[1]	—	149,420,110	$149,420,110	$13,524
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$39,806	—		—	$39,806	$34,488	$44

[1]	Represents net shares purchased.

(f)	Represents or includes a TBA transaction. As of December 31, 2014, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC	$31,401,080	$112,312
Deutsche Bank Securities, Inc.	$16,507,325	$(6,681)
Goldman Sachs & Co.	$179,300,680	$344,221
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,143,459)	$65,342
Wells Fargo Securities, LLC	$(55,989,529)	$(8,279)

(g)	Represents the current yield as of report date.

8	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
5,096	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	1,113,953,750	$(1,458,391)
(4,447)	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	528,880,323	(67,786)
701	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	88,884,609	(577,482)
Total						$(2,103,659)

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	14,900,000	NZD	16,114,797	Bank of America N.A.	1/09/15	$(401,660)
AUD	14,517,000	NZD	15,697,522	Barclays Bank PLC	1/09/15	(388,960)
AUD	29,307,000	NZD	31,726,371	JPMorgan Chase Bank N.A.	1/09/15	(813,386)
AUD	14,630,000	USD	11,887,899	HSBC Bank PLC	1/09/15	47,969
AUD	15,107,150	USD	12,403,000	JPMorgan Chase Bank N.A.	1/09/15	(77,850)
AUD	15,424,000	USD	12,658,785	JPMorgan Chase Bank N.A.	1/09/15	(75,133)
CAD	14,106,502	USD	12,395,000	JPMorgan Chase Bank N.A.	1/09/15	(255,473)
CHF	11,646,000	USD	12,082,693	Deutsche Bank AG	1/09/15	(366,970)
EUR	29,110,000	CHF	34,984,631	Bank of America N.A.	1/09/15	34,021
EUR	241,000	CHF	289,742	JPMorgan Chase Bank N.A.	1/09/15	175
EUR	1,201,000	CHF	1,444,002	JPMorgan Chase Bank N.A.	1/09/15	769
EUR	9,988,000	NOK	87,559,602	Citibank N.A.	1/09/15	342,169
EUR	10,023,274	USD	12,403,000	HSBC Bank PLC	1/09/15	(273,117)
EUR	10,030,522	USD	12,406,000	HSBC Bank PLC	1/09/15	(267,346)
EUR	30,198,000	USD	37,896,769	JPMorgan Chase Bank N.A.	1/09/15	(1,352,003)
JPY	1,473,439,191	USD	12,403,000	HSBC Bank PLC	1/09/15	(100,824)
JPY	1,459,874,898	USD	12,476,000	JPMorgan Chase Bank N.A.	1/09/15	(287,076)
JPY	1,495,116,007	USD	12,412,000	JPMorgan Chase Bank N.A.	1/09/15	71,163
NOK	86,649,895	EUR	9,988,000	Goldman Sachs International	1/09/15	(464,195)
NZD	16,177,854	AUD	14,900,000	BNP Paribas S.A.	1/09/15	450,798
NZD	31,757,739	AUD	29,307,000	JPMorgan Chase Bank N.A.	1/09/15	837,830
NZD	15,774,747	AUD	14,517,000	State Street Bank and Trust Co.	1/09/15	449,138
NZD	16,130,000	USD	12,460,748	HSBC Bank PLC	1/09/15	108,907
USD	24,221,543	AUD	29,286,000	Bank of America N.A.	1/09/15	328,595
USD	12,403,000	AUD	14,916,649	JPMorgan Chase Bank N.A.	1/09/15	233,270
USD	13,074,752	AUD	16,000,000	JPMorgan Chase Bank N.A.	1/09/15	21,171
USD	12,863,746	AUD	15,504,000	Westpac Banking Corp.	1/09/15	214,827
USD	12,463,000	CAD	14,553,195	Bank of America N.A.	1/09/15	(60,934)
USD	12,395,000	CAD	14,111,497	JPMorgan Chase Bank N.A.	1/09/15	251,175
USD	11,936,740	CHF	11,642,260	Credit Suisse International	1/09/15	224,779
USD	37,191,253	EUR	30,198,000	Goldman Sachs International	1/09/15	646,487
USD	12,403,000	EUR	10,095,921	JPMorgan Chase Bank N.A.	1/09/15	185,202
USD	12,406,000	EUR	10,031,503	JPMorgan Chase Bank N.A.	1/09/15	266,158
USD	12,412,000	JPY	1,486,877,790	Deutsche Bank AG	1/09/15	(2,379)
USD	12,403,000	JPY	1,502,897,556	JPMorgan Chase Bank N.A.	1/09/15	(145,133)
USD	12,476,000	JPY	1,487,993,806	JPMorgan Chase Bank N.A.	1/09/15	52,303
USD	12,521,719	NZD	16,130,000	Westpac Banking Corp.	1/09/15	(47,935)
AUD	2,624,000	USD	2,280,013	State Street Bank and Trust Co.	1/21/15	(141,156)
EUR	250,000	USD	305,889	Bank of America N.A.	1/21/15	(3,307)

BLACKROCK FUNDS II	DECEMBER 31, 2014	9

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows: (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,808,000	USD	2,288,463	Bank of America N.A.	1/21/15	$(100,187)
EUR	9,011,000	USD	11,210,026	Bank of America N.A.	1/21/15	(303,743)
EUR	4,902,000	USD	6,124,093	BNP Paribas S.A.	1/21/15	(191,056)
EUR	740,000	USD	916,594	Goldman Sachs International	1/21/15	(20,949)
EUR	643,000	USD	802,199	JPMorgan Chase Bank N.A.	1/21/15	(23,957)
EUR	1,300,000	USD	1,574,242	JPMorgan Chase Bank N.A.	1/21/15	(813)
EUR	3,552,000	USD	4,438,206	The Bank of New York Mellon	1/21/15	(139,114)
GBP	2,015,000	USD	3,221,620	The Bank of New York Mellon	1/21/15	(81,566)
USD	36,834,613	AUD	42,591,000	UBS AG	1/21/15	2,118,127
USD	130,758,613	EUR	102,487,450	JPMorgan Chase Bank N.A.	1/21/15	6,714,986
USD	17,966,221	EUR	14,080,000	The Bank of New York Mellon	1/21/15	924,775
USD	58,570,894	GBP	36,734,000	Barclays Bank PLC	1/21/15	1,326,850
USD	12,533,000	JPY	1,497,526,811	BNP Paribas S.A.	2/13/15	26,010
GBP	300,000	USD	465,677	JPMorgan Chase Bank N.A.	3/27/15	1,571
JPY	72,220,000	USD	605,092	Barclays Bank PLC	3/27/15	(1,664)
Total						$9,491,339

•	As of December 31, 2014, centrally cleared credit default swaps – buy protection outstanding were as follows:

Index	Pay Fixed Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 23 Version 1	5.00%	Chicago Mercantile	12/20/19	USD	142,500	$(3,229,878)
CDX.NA.IG Series 23 Version 1	1.00%	Chicago Mercantile	12/20/19	USD	149,300	33,843
Total						$(3,196,035)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (depreciation)
0.49%[1]	6-month EURIBOR	Chicago Mercantile	7/04/19	EUR	120,000	1,188,460
0.45%[2]	6-month EURIBOR	Chicago Mercantile	7/04/19	EUR	120,000	(927,255)
Total						$261,205

[1]	Fund pays the floating rate and receives the fixed rate.

[2]	Fund pays the fixed rate and receives the floating rate.

•	As of December 31, 2014, OTC Interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Received	Unrealized Depreciation
11.15%[1]	1-day BZDIOVER	Deutsche Bank AG	1/04/16	BRL	305,911	$(1,615,287)	$(5,314)	$(1,609,973)

[1]	Fund pays the floating rate and receives the fixed rate.

•	As of December 31, 2014, OTC credit default swaps – buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid	Unrealized Appreciation
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,967	$170,819	$141,343	$29,476
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,888	163,958	111,259	52,699
Genworth Holdings, Inc.	1.00%	Credit Suisse International	6/20/18	USD	1,888	163,958	112,394	51,564
Genworth Holdings, Inc.	1.00%	Citibank N.A.	6/20/20	USD	1,800	284,261	228,901	55,360
Genworth Holdings, Inc.	1.00%	Goldman Sachs Bank USA	6/20/20	USD	3,360	530,622	403,595	127,027
Genworth Holdings, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	880	138,972	114,179	24,793
Total						$1,452,590	$1,111,671	$340,919

10	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Low Duration Bond Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of December 31, 2014, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$888,914,446	$66,201,923	$955,116,369
Corporate Bonds	—	1,810,564,035	23,689,347	1,834,253,382
Floating Rate Loan Interests	—	19,475,651	—	19,475,651
Foreign Agency Obligations	—	14,956,350	—	14,956,350
Foreign Government Obligations	—	132,345,823	—	132,345,823
Non-Agency Mortgage-Backed Securities	—	612,346,053	16,731,707	629,077,760
Taxable Municipal Bonds	—	16,957,761	—	16,957,761
U.S. Government Sponsored Agency Securities	—	387,685,180	8,878,245	396,563,425
U.S. Treasury Obligations	—	1,140,746,216	—	1,140,746,216
Short-Term Securities	$149,420,110	—	—	149,420,110
Liabilities:
Investments:
TBA Sale Commitments	—	(118,073,849)	—	(118,073,849)

Total	$149,420,110	$4,905,917,666	$115,501,222	$5,170,838,998

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	$33,843	$340,919	—	$374,762
Foreign currency exchange contracts	—	15,879,225	—	15,879,225
Interest rate contracts	—	1,188,460	—	1,188,460
Liabilities:
Credit contracts	(3,229,878)	—	—	(3,229,878)
Foreign currency exchange contracts	—	(6,387,886)	—	(6,387,886)
Interest rate contracts	(2,103,659)	(2,537,228)	—	(4,640,887)

Total	$(5,299,694)	$8,483,490	—	$3,183,796

[1]    Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FUNDS II	DECEMBER 31, 2014	11

Schedule of Investments (concluded)	BlackRock Low Duration Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$10,483,833	—	—	$10,483,833
Foreign currency at value	4,766,315	—	—	4,766,315
Cash pledged for financial futures contracts	3,410,000	—	—	3,410,000
Cash pledged as collateral for OTC derivatives	2,570,000	—	—	2,570,000
Cash pledged for centrally cleared swaps	9,560,000	—	—	9,560,000
Liabilities:
Cash received as collateral for TBA commitments	—	$(285,000)	—	(285,000)
Cash received as collateral for OTC derivatives	—	(600,000)	—	(600,000)

Total	$30,790,148	$(885,000)	—	$29,905,148

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of September 30, 2014	$15,949,384	$23,748,130	$8,088,077	—	$47,785,591
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(997,480)	—	—	—	(997,480)
Accrued discounts/premiums	2,996	—	625	—	3,621
Net realized gain (loss)	2,674	—	6,645	—	9,319
Net change in unrealized appreciation/depreciation[1]	(69,691)	(58,783)	(772,961)	$(17,792)	(919,227)
Purchases	54,737,860	—	10,830,024	9,020,000	74,587,884
Sales	(3,423,820)	—	(1,420,703)	(123,963)	(4,968,486)
Closing Balance, as of December 31, 2014	$66,201,923	$23,689,347	$16,731,707	$8,878,245	$115,501,222

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014[1]	$(69,691)	$(58,783)	$(772,961)	$(17,792)	$(919,227)

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities (a)(b)		Par (000)	Value
ALM VII Ltd., Series 2013-7RA, Class C, 3.68%, 4/24/24	USD	500	$473,396
Brookside Mill CLO Ltd., Series 2013-1A, Class D, 3.28%, 4/17/25		500	454,969
CIFC Funding Ltd., Series 2013-2A, Class B1L, 3.83%, 4/21/25		750	704,259
Sound Point CLO III Ltd., Series 2013-2A, Class D, 4.13%, 7/15/25		250	237,928
Total Asset-Backed Securities — 0.9%			1,870,552

Common Stocks		Shares
Hotels, Restaurants & Leisure — 0.4%
Amaya Gaming group, Inc. (Acquired 6/12/14, cost $358,829) (c)(d)		30,593	751,790
Media — 0.0%
Cengage Learning Acquisitions, Inc. (Thomson Learning)		1,169	27,374
Total Common Stocks — 0.4%			779,164

Corporate Bonds		Par (000)
Aerospace & Defense — 0.4%
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (a)		87	88,523
TransDigm, Inc.:
6.00%, 7/15/22		545	543,637
6.50%, 7/15/24		275	276,375

			908,535
Airlines — 0.6%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (a)		109	111,333
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (a)		565	581,950
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		190	201,875
US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 5/15/23		317	322,068

			1,217,226
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		53	53,000
4.88%, 3/15/19		765	763,087
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (a)		30	31,650

			847,737
Automobiles — 0.6%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19		582	611,827
General Motors Co.:
4.88%, 10/02/23		245	262,150
6.25%, 10/02/43		155	185,163
5.20%, 4/01/45		290	305,950

			1,365,090
Beverages — 0.0%
Constellation Brands, Inc., 3.88%, 11/15/19		100	100,750
Building Products — 0.3%
Builders FirstSource, Inc., 7.63%, 6/01/21 (a)		106	108,650
Building Materials Corp. of America, 5.38%, 11/15/24 (a)		340	339,150

Corporate Bonds		Par (000)	Value
Building Products (concluded)
USG Corp., 9.75%, 1/15/18	USD	120	$136,800

			584,600
Capital Markets — 0.2%
American Capital, Ltd., 6.50%, 9/15/18 (a)		195	203,775
E*Trade Financial Corp., 5.38%, 11/15/22		220	224,950

			428,725
Chemicals — 0.1%
Perstorp Holding AB, 8.75%, 5/15/17 (a)		200	196,500
Commercial Services & Supplies — 0.4%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (a)		225	227,813
The Hertz Corp.:
4.25%, 4/01/18		52	51,740
7.38%, 1/15/21		5	5,250
Laureate Education, Inc., 9.75%, 9/01/19 (a)		120	123,600
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (a)		600	570,000

			978,403
Communications Equipment — 0.4%
Alcatel-Lucent USA, Inc.:
4.63%, 7/01/17 (a)		200	202,000
6.75%, 11/15/20 (a)		400	422,200
CommScope, Inc.:
5.00%, 6/15/21 (a)		66	65,010
5.50%, 6/15/24 (a)		68	66,980
Hughes Satellite Systems Corp., 6.50%, 6/15/19		50	53,625

			809,815
Computer Services — 0.0%
SunGard Data Systems, Inc., 6.63%, 11/01/19		70	70,700
Construction & Engineering — 0.3%
Abengoa Greenfield SA, 6.50%, 10/01/19 (a)		267	228,285
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (a)		44	39,600
Modular Space Corp., 10.25%, 1/31/19 (a)		556	480,940

			748,825
Consumer Finance — 0.4%
Ally Financial Inc., 3.50%, 1/27/19		1,000	988,000
Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (a)		200	191,000
4.25%, 1/15/22	EUR	100	119,305
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
7.88%, 8/15/19	USD	387	407,801
5.75%, 10/15/20		1,150	1,178,750

			1,896,856
Diversified Financial Services — 0.1%
MSCI, Inc., 5.25%, 11/15/24 (a)		202	209,070
Diversified Telecommunication Services — 1.3%
Avaya, Inc., 7.00%, 4/01/19 (a)		104	101,400
Intelsat Jackson Holdings SA, 5.50%, 8/01/23		105	104,359
Intelsat Luxembourg SA, 7.75%, 6/01/21		110	110,275
Level 3 Communications, Inc., 8.88%, 6/01/19		60	63,612
Level 3 Escrow II, Inc., 5.38%, 8/15/22 (a)		710	713,550
Level 3 Financing, Inc.:
3.83%, 1/15/18 (b)		126	126,630

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (concluded)
8.13%, 7/01/19	USD	410	$435,625
6.13%, 1/15/21		358	370,530
VTR Finance BV, 6.88%, 1/15/24 (a)		725	739,500

			2,765,481
Electric Utilities — 0.1%
Homer City Generation LP:
8.14% (8.14% Cash or 8.637% PIK), 10/01/19 (e)		62	63,951
8.73% (8.73% Cash or 9.23% PIK), 10/01/26 (e)		221	227,787

			291,738
Electrical Equipment — 0.0%
Sensata Technologies BV, 5.63%, 11/01/24 (a)		63	65,363
Electronic Equipment, Instruments & Components — 0.3%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		95	98,087
5.50%, 12/01/24		456	456,570

			554,657
Energy Equipment & Services — 0.0%
Pacific Drilling SA, 5.38%, 6/01/20 (a)		51	41,565
Seventy Seven Energy, Inc., 6.50%, 7/15/22 (a)		83	48,555

			90,120
Health Care Equipment & Supplies — 0.2%
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18		279	290,160
Hologic, Inc., 6.25%, 8/01/20		197	204,880

			495,040
Health Care Providers & Services — 2.0%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		60	59,100
Amsurg Corp., 5.63%, 7/15/22 (a)		322	330,050
CHS/Community Health Systems, Inc.:
5.13%, 8/15/18		560	579,600
6.88%, 2/01/22		100	105,937
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24		353	360,060
HCA, Inc.:
6.50%, 2/15/20		710	795,555
5.88%, 3/15/22		805	881,475
4.75%, 5/01/23		20	20,350
Omnicare, Inc.:
4.75%, 12/01/22		57	57,713
5.00%, 12/01/24		36	36,900
Tenet Healthcare Corp.:
6.25%, 11/01/18		136	147,560
5.00%, 3/01/19 (a)		182	182,227
5.50%, 3/01/19 (a)		335	342,537
4.38%, 10/01/21		140	138,950
8.13%, 4/01/22		260	290,550

			4,328,564
Health Care Technology — 0.2%
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (a)		500	512,500
Hotels, Restaurants & Leisure — 0.8%
ARAMARK Services, Inc., 5.75%, 3/15/20		60	61,950
Caesars Entertainment Operating Co., Inc.:
9.00%, 2/15/20		1,247	916,545
9.00%, 2/15/20		903	668,220

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (a)	USD	125	$124,687
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (a)		67	68,675

			1,840,077
Household Durables — 0.3%
Beazer Homes USA, Inc., 6.63%, 4/15/18		80	83,600
K. Hovnanian Enterprises, Inc.:
7.25%, 10/15/20 (a)		155	160,425
9.13%, 11/15/20 (a)		150	159,750
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19 (a)		160	157,800
5.88%, 6/15/24 (a)		110	110,000

			671,575
Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp., 5.88%, 1/15/24 (a)		93	99,045
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (a)		415	422,263
Mirant Mid-Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		108	115,713
NRG Energy, Inc., 6.25%, 7/15/22		94	96,115

			733,136
Insurance — 0.1%
CNO Financial Group, Inc., 6.38%, 10/01/20 (a)		27	28,485
Genworth Holdings, Inc., 4.80%, 2/15/24		85	68,903
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (a)		82	81,590

			178,978
Internet Software & Services — 0.1%
IAC/InterActiveCorp., 4.88%, 11/30/18		149	151,608
Machinery — 0.4%
Schaeffler Holding Finance BV:
6.25% (6.25% Cash or 6.75% PIK), 11/15/19 (a)(e)		200	206,000
6.75% (6.75% Cash or 7.25% PIK), 11/15/22 (a)(e)		251	262,295
6.88% (6.88% Cash or 7.63% PIK), 8/15/18 (a)(e)		200	208,500
Titan International, Inc., 6.88%, 10/01/20		110	96,800

			773,595
Media — 2.9%
Altice Financing SA, 6.50%, 1/15/22 (a)		200	195,500
Altice SA, 7.75%, 5/15/22 (a)		302	302,566
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23		100	97,750
CCOH Safari LLC:
5.50%, 12/01/22		334	339,010
5.75%, 12/01/24		670	677,537
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (c)(f)		76	—
DISH DBS Corp.:
5.00%, 3/15/23		55	53,213
5.88%, 11/15/24 (a)		461	463,305
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (a)		56	57,400
Gannett Co., Inc.:
5.13%, 10/15/19		40	40,900

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Media (concluded)
5.13%, 7/15/20	USD	44	$44,880
6.38%, 10/15/23		61	64,660
Gray Television, Inc., 7.50%, 10/01/20		87	89,610
iHeartCommunications, Inc.:
9.00%, 12/15/19		425	418,625
9.00%, 3/01/21		624	611,520
9.00%, 9/15/22 (a)		260	254,800
LIN Television Corp., 5.88%, 11/15/22 (a)		104	102,960
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (a)		34	35,870
MDC Partners, Inc., 6.75%, 4/01/20 (a)		80	82,400
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (a)		45	45,450
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (a)		110	110,550
Numericable-SFR:
4.88%, 5/15/19 (a)		520	515,450
6.00%, 5/15/22 (a)		875	879,813
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (a)		168	178,920
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23 (a)		385	402,325
Univision Communications, Inc., 7.88%, 11/01/20 (a)		225	239,625

			6,304,639
Metals & Mining — 1.3%
Alcoa, Inc., 5.13%, 10/01/24		532	563,798
Constellium NV, 4.63%, 5/15/21	EUR	100	105,093
Novelis, Inc., 8.75%, 12/15/20	USD	150	159,000
Ryerson, Inc./Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		420	431,550
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (a)		1,600	1,680,000

			2,939,441
Oil, Gas & Consumable Fuels — 3.3%
Access Midstream Partners LP/ACMP Finance Corp., 4.88%, 5/15/23		95	96,425
Antero Resources Finance Corp., 5.38%, 11/01/21		158	152,865
Bonanza Creek Energy, Inc., 6.75%, 4/15/21		14	12,320
California Resources Corp., 6.00%, 11/15/24 (a)		328	277,160
Cimarex Energy Co., 4.38%, 6/01/24		64	61,120
CONSOL Energy, Inc., 5.88%, 4/15/22 (a)		485	451,050
Energy Transfer Equity LP, 5.88%, 1/15/24		430	436,450
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		405	411,075
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (a)		174	153,120
Kinder Morgan, Inc., 5.63%, 11/15/23 (a)		115	123,099
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20		812	706,440
MEG Energy Corp., 6.50%, 3/15/21 (a)		650	593,125
NGPL PipeCo LLC, 9.63%, 6/01/19 (a)		125	125,313
Precision Drilling Corp., 5.25%, 11/15/24 (a)		165	135,300
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		84	78,540
RSP Permian, Inc., 6.63%, 10/01/22 (a)		125	116,250
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		193	188,657
5.75%, 5/15/24		1,487	1,459,119
Sabine Pass LNG LP, 7.50%, 11/30/16		855	889,200
Southern Star Central Corp., 5.13%, 7/15/22 (a)		300	301,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		117	122,850

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (a)	USD	229	$228,427
Ultra Petroleum Corp., 5.75%, 12/15/18 (a)		100	92,250

			7,211,655
Pharmaceuticals — 0.4%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (a)(e)		32	32,320
Endo Finance LLC & Endo Finco, Inc., 7.00%, 12/15/20 (a)		47	49,350
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/01/22 (a)		285	292,837
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (a)		167	177,650
6.38%, 10/15/20 (a)		85	88,825
5.63%, 12/01/21 (a)		138	139,035

			780,017
Real Estate Investment Trusts (REITs) — 0.2%
Felcor Lodging LP, 6.75%, 6/01/19		170	176,579
The Geo Group, Inc., 5.88%, 1/15/22		70	71,750
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		73	74,643
Rayonier AM Products, Inc., 5.50%, 6/01/24 (a)		18	14,783

			337,755
Real Estate Management & Development — 0.3%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (a)		50	53,625
Realogy Group LLC, 7.63%, 1/15/20 (a)		565	604,550

			658,175
Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (a)		335	331,650
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology, Inc., 5.50%, 2/01/25 (a)		290	292,900
Software — 1.2%
First Data Corp.:
7.38%, 6/15/19 (a)		953	1,003,033
6.75%, 11/01/20 (a)		116	123,830
8.25%, 1/15/21 (a)		1,400	1,498,000

			2,624,863
Textiles, Apparel & Luxury Goods — 0.2%
Springs Industries, Inc., 6.25%, 6/01/21		340	338,300
Thrifts & Mortgage Finance — 0.1%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (a)		200	186,000
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (a)		45	45,675

			231,675
Trading Companies & Distributors — 1.4%
Ashtead Capital, Inc., 6.50%, 7/15/22 (a)		525	557,813
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (a)		423	433,575
HD Supply, Inc.:
11.00%, 4/15/20		789	899,460
7.50%, 7/15/20		179	187,503
5.25%, 12/15/21 (a)		649	660,357
United Rentals North America, Inc.:
5.75%, 7/15/18		125	130,313
5.75%, 11/15/24		279	287,370

			3,156,391

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services — 1.0%
Sprint Communications, Inc., 9.00%, 11/15/18 (a)	USD	850	$966,790
Sprint Corp.:
7.88%, 9/15/23		415	409,688
7.13%, 6/15/24		15	13,950
T-Mobile USA, Inc.:
6.13%, 1/15/22		16	16,240
6.00%, 3/01/23		164	164,410
6.38%, 3/01/25		520	528,320

			2,099,398
Total Corporate Bonds — 23.8%			52,110,123

Floating Rate Loan Interests (b)
Advertising — 0.3%
Affinion Group, Inc.:
Initial Second Lien Term Loan, 8.50%, 10/31/18		314	279,133
Tranche B Term Loan, 6.75%, 4/30/18		302	282,638

			561,771
Aerospace & Defense — 1.2%
B/E Aerospace, Inc., Term Loan, 4.00%, 12/16/21		605	601,370
Sequa Corp., Initial Term Loan, 5.25%, 6/19/17		1,267	1,229,893
TASC, Inc., Second Lien Term Loan, 12.00%, 5/21/21		300	303,750
TransDigm, Inc.:
Tranche B Term Loan, 3.50%, 2/14/17		176	175,297
Tranche C Term Loan, 3.75%, 2/28/20		127	124,942
Tranche D Term Loan, 3.75%, 6/04/21		199	195,185

			2,630,437
Air Freight & Logistics — 0.4%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		253	235,576
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		265	246,562
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		46	42,510
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		366	340,085

			864,733
Airlines — 0.2%
Delta Air Lines, Inc., 2014 Term B-1 Loan, 3.25%, 10/18/18		146	143,060
Northwest Airlines, Inc.:
Term Loan B757-200 (N551), 1.56%, 9/10/18		23	21,562
Term Loan B757-200 (N554), 1.56%, 9/10/18		23	21,562
Term Loan B757-300 (N550), 1.56%, 3/10/17		23	21,562
Term Loan B757-300 (N583), 2.18%, 3/10/17		23	22,066
Term Loan B757-300 (N584), 2.18%, 3/10/17		23	22,604
US Airways, Inc., Tranche B-1 Term Loan (Consenting), 3.50%, 5/23/19		193	188,602

			441,018

Floating Rate Loan Interests (b)		Par (000)	Value
Auto Components — 0.5%
Affinia Group, Inc., Tranche B-2 Term Loan, 4.75%, 4/27/20	USD	106	$104,355
Dayco Products LLC (Mark IV Industries, Inc.), Term Loan, 5.25%, 12/12/19		342	337,276
The Goodyear Tire & Rubber Co., Loan (Second Lien), 4.75%, 4/30/19		250	249,480
Navistar, Inc., Tranche B Term Loan, 5.75%, 8/17/17		219	217,335
UCI International, Inc. (United Components), Term Loan, 5.50%, 7/26/17		154	152,715

			1,061,161
Beverages — 0.3%
Blue Ribbon LLC, Initial Term Loan (First Lien), 4.75%, 11/15/21		750	744,375
Biotechnology — 0.4%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loam, 3.17%, 2/27/21		775	763,741
Ikaria, Inc., Initial Term Loan (First Lien), 5.00%, 2/12/21		69	68,833

			832,574
Building Products — 1.8%
Continental Building Products LLC, First Lien Term Loan, 4.00%, 8/28/20		480	471,217
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,019	1,001,628
Jeld-Wen, Inc. (Onex BP Finance LP), Initial Loan, 5.25%, 10/15/21		890	879,987
Nortek, Inc., Loan, 3.75%, 10/30/20		224	218,558
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		566	549,885
Wilsonart LLC:
Initial Term Loan, 4.00%, 10/31/19		653	632,932
Tranche B Term Loan, 4.00%, 10/31/19		203	196,608

			3,950,815
Capital Markets — 0.8%
American Capital Ltd. (FKA American Capital Strategies Ltd.), Term Loan B, 3.50%, 8/22/17		212	208,642
AssuredPartners Capital, Inc., Initial Term Loan (First Lien), 4.50%, 4/02/21		499	492,516
Moxie Patriot LLC, Construction B-1 Advances, 6.75%, 12/19/20		370	364,450
SAM Finance Luxembourg S.à r.l. (Santandar), Dollar Term Loan, 4.25%, 12/17/20		644	638,674

			1,704,282
Chemicals — 2.6%
Allnex (Luxembourg) & Cy S.C.A., Tranche B-1 Term Loan, 4.50%, 10/03/19		113	111,862
Allnex USA, Inc., Tranche B-2 Term Loan, 4.50%, 10/03/19		59	58,040
Arysta LifeScience SPC LLC, Initial Term Loan (First Lien), 4.50%, 5/29/20		582	577,847
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		370	336,207
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Refinanced Term B Loan, 3.75%, 2/01/20		706	686,172
Chromaflo Technologies Corp. (Chromaflo Technologies Finance BV):
Term B Loan (First Lien), 4.50%, 12/02/19		228	224,285
Term B Loan (Second Lien), 8.25%, 6/02/20		120	117,600

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Chemicals (concluded)
Ineos U.S. Finance LLC, Cash Dollar Term Loan, 3.75%, 5/04/18	USD	392	$378,943
Kronos Worldwide, Inc., Initial Term Loan, 4.75%-6.00%, 2/18/20		149	148,131
MacDermid, Inc., Tranche B Term Loan (First Lien), 4.00%, 6/07/20		708	693,031
Minerals Technologies, Inc., Initial Term Loan, 4.00%, 5/07/21		706	697,042
Oxea Finance & Cy SCA (Oxea Finance LLC):
Term Loan (Second Lien), 8.25%, 7/15/20		300	283,500
Tranche B-2 Term Loan (First Lien), 4.25%, 1/15/20		485	463,271
Road Infrastructure Investment LLC:
Term Loan (First Lien 2014), 4.25%, 3/31/21		392	373,416
Term Loan (Second Lien 2014), 7.75%, 9/30/21		325	292,500
Royal Adhesives and Sealants LLC, Term B Loan (First Lien), 5.50%, 7/31/18		140	140,663
Univar, Inc., Term B Loan, 5.00%, 6/30/17		97	93,373
W.R. Grace & Co.-CONN, U.S. Term Loan, 3.00%, 2/03/21		1	912

			5,676,795
Commercial Services & Supplies — 3.2%
ADS Waste Holdings, Inc., Initial Tranche B-2 Term Loan, 3.75%, 10/09/19		627	607,334
Allied Security Holdings LLC:
Closing Date Term Loan (First Lien), 4.25%, 2/12/21		941	923,551
Closing Date Term Loan (Second Lien), 8.00%, 8/13/21		145	142,488
Aramark Corp.:
U.S. Term E Loan, 3.25%, 9/06/19		485	476,513
U.S. Term F Loan, 3.25%, 2/24/21		587	575,895
BakerCorp International, Inc. (FKA B-Corp Holdings, Inc.), Refinanced Term Loan, 4.25%, 2/07/20		250	227,497
Garda World Security Corp.:
Term B Delayed Draw Loan, 4.00%, 11/06/20		72	69,630
Term B Loan, 4.00%, 11/06/20		280	272,192
GCA Services Group, Inc.:
Initial Loan (Second Lien), 9.25%, 11/01/20		48	47,160
Replacement Term Loan (First Lien), 4.25%-5.50%, 11/01/19		124	121,365
IG Investments Holdings LLC, Tranche B Term Loan (First Lien), 5.25%, 10/31/19		360	357,650
Intelligrated, Inc., Term Loan (First Lien 2012), 4.50%-5.75%, 7/30/18		125	121,475
Intertrust Group BV, Facility 2 (Second Lien), 8.00%, 4/15/22		375	369,375
iQor U.S., Inc., Term B Loan (First Lien), 6.00%, 4/01/21		266	244,356
KAR Auction Services, Inc., Tranche B-2 Term Loan, 3.50%, 3/11/21		118	115,665
Livingston International, Inc., Initial Term B-1 Loan (First Lien), 5.00%, 4/18/19		113	108,744
Nexeo Solutions LLC, Initial Loans, 5.00%, 9/08/17		393	377,903
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.25%-5.50%, 11/14/19		1,321	1,297,340
W3 Co.:
Term Loan (First Lien), 5.75%, 3/13/20		133	127,332

Floating Rate Loan Interests (b)		Par (000)	Value
Commercial Services & Supplies (concluded)
Term Loan (Second Lien), 9.25%, 9/13/20	USD	55	$52,668
West Corp., Term B-10 Loan, 3.25%, 6/30/18		344	336,628

			6,972,761
Construction & Engineering — 0.4%
Aecom Technology Corp., Term B Commitment, 3.75%, 10/15/21		500	499,555
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		514	493,402

			992,957
Construction Materials — 0.3%
Faenza Acquisition GmbH (CeramTec Acquisition Corp.):
Dollar Term B-3 Loan, 4.25%, 8/30/20		57	55,695
Initial Dollar Term B-1 Loan, 4.25%, 8/30/20		189	186,320
Initial Dollar Term B-2 Loan, 4.25%, 8/30/20		19	18,483
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.00%, 9/28/20		412	406,021

			666,519
Containers & Packaging — 1.0%
Berry Plastics Corp.:
Term D Loan, 3.50%, 2/08/20		202	195,174
Term E Loan, 3.75%, 1/06/21		462	448,639
BWay Intermediate Company, Inc., Initial Term Loan, 5.50%-6.75%, 8/14/20		368	366,309
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 4.00%, 12/01/18		1,129	1,106,132

			2,116,254
Distributors — 0.3%
American Tire Distributors, Inc., New 2014 Initial Term Loan, 5.75%, 6/01/18		333	331,763
Fram Group Holdings, Inc./Prestone Holdings, Inc., Loan (Second Lien), 10.50%, 1/29/18		326	314,107
VWR Funding, Inc., Amendment No. 2 Dollar Term Loan, 3.42%, 4/03/17		103	101,770

			747,640
Diversified Consumer Services — 1.3%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Term B Loan, 3.75%, 1/30/20		642	631,071
The Servicemaster Co. LLC, Initial Term Loan, 4.25%, 7/01/21		2,120	2,077,294
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.00%, 4/02/20		215	165,276

			2,873,641
Diversified Telecommunication Services — 4.5%
Avaya, Inc., Term B-3 Loan, 4.67%, 10/26/17		166	158,787
Consolidated Communications, Inc., Initial Term Loan, 4.25%, 12/23/20		2,195	2,173,450
Hawaiian Telcom Communications, Inc., Term Loan, 5.00%, 6/06/19		171	170,734
Integra Telecom Holdings, Inc.:
Initial Loan (Second Lien), 9.75%, 2/21/20		270	267,637
Term B Loan, 5.25%, 2/22/19		561	544,908
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		1,428	1,405,027

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services (concluded)
Level 3 Financing, Inc.:
Tranche B 2020 Term Loan, 4.00%, 1/15/20	USD	2,005	$1,987,456
Tranche B 2022 Term Loan, 4.50%, 1/31/22		930	929,712
Tranche B-III 2019 Term Loan, 4.00%, 8/01/19		230	228,514
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.00%, 4/13/20		227	221,312
Virgin Media Investment Holdings Ltd., E Facility, 4.25%, 6/30/23	GBP	270	414,755
Ziggo BV:
Term Loan B1 Facility, 3.50%, 1/15/22	USD	507	492,612
Term Loan B2, 3.25%-3.50%, 1/15/22		331	321,754
Term Loan B3, 3.50%, 1/15/22		545	529,169

			9,845,827
Electric Utilities — 1.4%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 6/19/16		1,631	1,630,201
Green Energy Partners/Stonewall LLC, Term B-1 Conversion Advances, 6.50%, 11/13/21		360	357,300
Texas Competitive Electric Holdings Co. LLC (TXU), 2017 Term Loan (Extending), 4.65%, 10/10/17		1,765	1,139,166

			3,126,667
Energy Equipment & Services — 0.5%
American Energy — Marcellus LLC, Initial Loan (First Lien), 5.25%, 8/04/20		317	276,959
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21		1,050	818,349
Offshore Group Investment Ltd. (Vantage Drilling Co.), Second Term Loan, 5.75%, 3/28/19		23	17,051
Seventy Seven Operating LLC, Term Loan, 3.75%, 6/25/21		65	54,206

			1,166,565
Food & Staples Retailing — 0.9%
BJ’s Wholesale Club, Inc.:
2013 (November) Replacement Loan (Second Lien), 8.50%, 3/26/20		210	205,905
New 2013 (November) Replacement Loan (First Lien), 4.50%, 9/26/19		477	467,488
New Albertson’s, Inc., Term B Loan, 4.75%, 6/27/21		414	405,944
Performance Food Group, Inc. (FKA Vistar Corp.), Initial Loan (Second Lien), 6.25%, 11/14/19		463	453,112
Rite Aid Corp., Tranche 1 Term Loan (Second Lien), 5.75%, 8/21/20		215	215,359
Supervalu, Inc., New Term Loan, 4.50%, 3/21/19		201	197,124

			1,944,932
Food Products — 1.4%
Del Monte Foods, Inc., Initial Loan (First Lien), 4.25%-5.50%, 2/18/21		442	401,410
Diamond Foods, Inc., Loan, 4.25%, 8/20/18		784	776,234
Dole Food Co., Inc., Tranche B Term Loan, 4.50%, 11/01/18		660	650,733
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		398	393,523
Pinnacle Foods Finance LLC, Tranche H Term Loan, 3.00%, 4/29/20		385	372,679

Floating Rate Loan Interests (b)		Par (000)	Value
Food Products (concluded)
Reddy Ice Corp.:
Term B Loan (First Lien), 6.75%-7.75%, 5/01/19	USD	295	$259,380
Term B Loan (Second Lien), 10.75%, 11/01/19		200	168,000

			3,021,959
Gas Utilities — 0.2%
Samchully Midstream 3 LLC, Initial Term Loan, 5.75%, 10/20/21		470	461,775
Health Care Equipment & Supplies — 2.7%
Amedisys, Inc. (Amedisys Holding LLC), Initial Term Loan (Second Lien), 8.50%, 7/28/20		460	455,400
Auris Luxembourg III SA (AKA Siemens Audiology Solutions), Term Loan B2, 4.50%, 12/10/21		495	492,421
Biomet, Inc., Dollar Term B-2 Loan, 3.67%, 7/25/17		558	554,397
ConvaTec, Inc., Dollar Term Loan, 4.00%, 12/22/16		232	231,130
DJO Finance LLC (ReAble Therapeutics Finance LLC), New Tranche B Term Loan, 4.25%, 9/15/17		1,750	1,707,266
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/19/18		684	673,871
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		625	612,457
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		1,294	1,270,540

			5,997,482
Health Care Providers & Services — 4.8%
AmSurg Corp., Initial Term Loan, 3.75%, 7/16/21		772	764,648
Ardent Medical Services, Inc., Term Loan (First Lien), 6.75%, 7/02/18		59	59,069
Carecore National LLC, Term Loan, 5.50%, 3/05/21		544	536,835
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.25%, 11/19/19		402	396,354
CHS/Community Health Systems, Inc., 2021 Term D Loan, 4.25%, 1/27/21		2,071	2,063,839
DaVita HealthCare Partners, Inc. (FKA DaVita, Inc.), Tranche B Term Loan, 3.50%, 6/24/21		1,955	1,931,185
Emdeon, Inc., Term B-2 Loan, 3.75%, 11/02/18		328	322,075
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.00%, 5/25/18		367	364,619
Genesis Healthcare LLC, Loan, 10.00%, 12/04/17		150	157,074
Iasis Healthcare LLC, Term B-2 Loan, 4.50%, 5/03/18		1,111	1,099,098
Millennium Health LLC (FKA Millennium Laboratories LLC), Tranche B Term Loan, 5.25%, 4/16/21		871	864,818
MPH Acquisition Holdings LLC, Initial Term Loan, 3.75%, 3/31/21		819	794,720
National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21		368	359,827
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		248	240,702
Surgical Care Affiliates LLC, Class C Incremental Term Loan, 4.00%, 6/29/18		172	169,789

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Health Care Providers & Services (concluded)
Truven Health Analytics, Inc. (FKA Thomson Reuters (Healthcare), Inc.), New Tranche B Term Loan, 4.50%, 6/06/19	USD	504	$489,143

			10,613,795
Health Care Technology — 0.5%
IMS Health, Inc., Term B Dollar Loan, 3.50%, 3/17/21		670	653,189
MedAssets, Inc., Term B Loan, 4.00%, 12/13/19		347	345,068

			998,257
Hotels, Restaurants & Leisure — 6.0%
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Horton’s), Term B Loan, 4.50%, 12/31/21		1,630	1,623,007
Bass Pro Group LLC, New Term Loan, 3.75%-5.25%, 11/20/19		440	432,707
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.):
Term B-6 Loan, 6.99%, 3/01/17		505	440,469
Term B-7 Loan, 9.75%, 1/28/18		779	672,906
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		1,684	1,566,439
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.50%, 8/06/21		464	456,772
Centaur Acquisition LLC, Term Loan (Second Lien), 8.75%, 2/20/20		415	411,369
Dave & Buster’s, Inc., Term Loan, 4.25%, 7/24/20		138	137,063
Diamond Resorts Corp., Term Loan, 5.50%, 5/07/21		796	789,035
Equinox Holdings, Inc., New Initial Term Loan (First Lien), 5.00%-6.00%, 1/31/20		464	458,605
Great Wolf Resorts, Inc., Term B Loan, 5.75%, 8/06/20		66	65,588
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		652	643,090
Intrawest Operations Group LLC, Initial Term Loan, 5.50%, 12/09/20		332	330,267
La Quinta Intermediate Holdings LLC, Initial Term Loan, 4.00%, 4/14/21		1,141	1,125,205
Las Vegas Sands LLC, Term B Loan, 3.25%, 12/19/20		1	1,211
MGM Resorts International (MGM Grand Detroit LLC), Term B Loan, 3.50%, 12/20/19		617	600,039
Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 3.75%, 8/13/20		338	332,669
Playa Resorts Holdings, Initial Term Loan, 4.00%, 8/09/19		182	178,152
ROC Finance LLC, Funded Term B Loan, 5.00%, 6/20/19		89	82,209
Scientific Games International, Inc., Initial Term Loan, 6.00%, 10/18/20		547	537,976
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		893	873,745
Travelport Finance (Luxembourg) S.à r.l., Initial Term Loan, 6.00%, 9/02/21		1,005	1,001,543
Twin River Management Group, Inc. (FKA BLB Management Services, Inc.), Closing Date Term Loan, 5.25%, 7/10/20		370	367,714

			13,127,780
Independent Power and Renewable Electricity Producers — 2.4%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.00%, 5/03/20		54	52,269
Calpine Corp.:
Delayed Term Loan, 4.00%, 10/31/20		1,496	1,471,070

Floating Rate Loan Interests (b)		Par (000)	Value
Independent Power and Renewable Electricity Producers (concluded)
Term Loan B1, 4.00%, 4/01/18	USD	690	$681,453
Term Loan B3, 4.00%, 10/09/19		279	275,272
Dynegy, Inc., Tranche B-2 Term Loan, 4.00%, 4/23/20		1,243	1,223,057
Exgen Texas Power LLC, Term Loan, 5.75%, 9/18/21		384	378,172
Granite Acquisition, Inc.:
Term B Loan (First Lien), 5.00%, 12/17/21		397	398,668
Term C Loan (First Lien), 5.00%, 12/17/21		17	17,541
Panda Temple Power II LLC, Construction Term Loan Advance, 7.25%, 4/03/19		280	273,000
TPF II Power LLC (TPF II Covert Midco LLC), Term Loan, 5.50%, 10/02/21		405	404,494

			5,174,996
Insurance — 0.8%
CNO Financial Group, Inc.:
Tranche B-1 Term Loan, 3.00%, 9/28/16		50	49,293
Tranche B-2 Term Loan, 3.75%, 9/28/18		115	112,950
Cooper Gay Swett & Crawford Ltd. (CGSC of Delaware Holdings Corp.):
Term Loan (First Lien), 5.00%, 4/16/20		153	140,079
Term Loan (Second Lien), 8.25%, 10/16/20		70	61,600
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		560	525,000
Initial Term Loan (First Lien), 3.75%, 3/01/21		546	529,499
York Risk Services Holding Corp. (Onex York Finance LP):
Delayed Draw Term Loan, 4.75%, 10/01/21		42	41,777
Term Loan, 4.75%, 10/01/21		389	386,435

			1,846,633
Internet & Catalog Retail — 0.3%
Leonardo Acquisition Corp. (AKA 1-800 Contacts), Term Loan (First Lien), 4.25%, 1/29/21		675	655,267
Internet Software & Services — 1.6%
Amaya Holdings BV, Initial Term B Loan (First Lien), 5.00%, 8/01/21		334	330,570
DealerTrack Technologies, Inc., Term Loan, 3.25%, 2/28/21		618	605,264
Go Daddy Operating Co. LLC, Initial Term Loan, 4.75%, 5/13/21		746	739,564
Zayo Group LLC (Zayo Capital, Inc.), Term Loan, 4.00%, 7/02/19		1,877	1,854,677

			3,530,075
IT Services — 0.8%
Evertec Group LLC (FKA Evertec LLC), Term B Loan, 3.50%, 4/17/20		94	91,547
Sungard Availability Services Capital, Inc., Tranche B Term Loan, 6.00%, 3/29/19		332	293,744
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche C Term Loan, 3.91%, 2/28/17		285	283,099
Tyche Holdings LLC (AKA TransFirst, Inc.):
Loan (Second Lien), 9.00%, 11/11/22		297	292,279
Term Loan (First Lien), 5.50%, 11/12/21		482	478,111

BLACKROCK FUNDS II	DECEMBER 31, 2014	7

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
IT Services (concluded)
Vantiv LLC (FKA Fifth Third Processing Solutions LLC), Term B Loan, 3.75%, 6/13/21	USD	378	$373,139

			1,811,919
Leisure Products — 0.3%
FGI Operating Co. LLC, Term B Loan, 5.50%, 4/19/19		104	101,581
Leslie’s Poolmart, Inc., Additional Tranche B Term Loan, 4.25%, 10/16/19		376	365,628
Performance Sports Group Ltd. (FKA Bauer Performance Sports Ltd.), Initial Term Loan, 4.00%, 4/15/21		312	307,224

			774,433
Life Sciences Tools & Services — 0.4%
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC), 2013 Term Loan, 4.00%, 12/05/18		600	595,238
Quintiles Transnational Corp., Term B-3 Loan, 3.75%, 6/08/18		314	309,424

			904,662
Machinery — 2.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.00%-5.25%, 12/13/19		239	221,297
Alliance Laundry Systems LLC, Initial Term Loan (First Lien), 4.25%, 12/10/18		365	360,249
Ameriforge Group, Inc., Initial Term Loan (Second Lien), 8.75%, 12/21/20		90	88,144
Filtration Group Corp., Term Loan (First Lien), 4.50%, 11/20/20		193	191,662
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		455	444,663
Gates Global LLC, Initial Dollar Term Loan, 4.25%, 7/05/21		2,190	2,126,564
Mueller Water Products, Inc., Initial Loan, 4.00%, 11/25/21		230	229,522
Rexnord LLC/RBS Global, Inc., Term B Loan, 4.00%, 8/21/20		577	564,425
Schaeffler AG (FKA named INA Beteiligungsge-sellschaft mit beschränkter Haftung), Facility B-USD, 4.25%, 5/15/20		460	459,310
Wabash National, Tranche B-1 Loan, 4.50%, 5/08/19		129	128,886
Windsor Financing LLC, Term B Facility, 6.25%, 12/05/17		129	129,308

			4,944,030
Media — 7.1%
Advantage Sales & Marketing, Inc.:
Delayed Draw Term Loan, 4.25%, 7/23/21		13	12,395
Initial Term Loan (First Lien), 4.25%, 7/23/21		376	371,849
Term Loan (Second Lien), 7.50%, 7/25/22		695	685,965
AMC Entertainment, Inc., Initial Term Loan, 3.50%, 4/30/20		275	270,057
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.), Term Loan, 7.00%, 3/31/20		2,112	2,087,875
Charter Communications Operating LLC:
Term E Loan, 3.00%, 7/01/20		1	1,288
Term G Loan, 4.25%, 9/10/21		895	900,039
Clear Channel Communications, Inc.:
Tranche B Term Loan, 3.82%, 1/29/16		32	31,560

Floating Rate Loan Interests (b)		Par (000)	Value
Media (concluded)
Tranche D Term Loan, 6.92%, 1/30/19	USD	1,469	$1,381,993
Creative Artists Agency LLC, Initial Term Loan, 6.75%, 12/17/21		560	560,000
Cumulus Media Holdings, Inc., Term Loan, 4.25%, 12/23/20		172	166,261
Interactive Data Corp., Term Loan, 4.75%, 5/02/21		1,440	1,427,098
Liberty Cablevision of Puerto Rico LLC (FKA San Juan Cable LLC), Term B Loan (First Lien), 4.50%, 1/07/22		460	447,350
Lions Gate Entertainment, Loan, 5.00%, 7/19/20		100	98,875
Live Nation Entertainment, Inc., Term B-1 Loan, 3.50%, 8/17/20		109	107,267
MCC Iowa LLC, Tranche H Term Loan, 3.25%, 1/29/21		721	696,523
Media General, Inc., Term B Loan, 4.25%, 7/31/20		782	772,789
National CineMedia LLC, Term Loan (2013), 2.92%, 11/26/19		690	652,913
NEP/NCP Holdco, Inc., Amendment No. 3 Incremental Term Loan (First Lien), 4.25%, 1/22/20		503	491,222
Numericable U.S. LLC:
Dollar Denominated Tranche B-1 Loan, 4.50%, 5/21/20		422	419,506
Dollar Denominated Tranche B-2 Loan, 4.50%, 5/21/20		365	362,930
Salem Communications Corp., Term Loan, 4.50%, 3/13/20		124	121,974
Tribune Co., Initial Term Loan, 4.00%, 12/27/20		595	584,730
Univision Communications, Inc., Replacement First Lien Term Loan, 4.00%, 3/01/20		1,556	1,519,051
UPC Financing Partnership, Facility AH, 3.25%, 6/30/21		275	267,781
Virgin Media Investment Holdings Ltd., B Facility, 3.50%, 6/07/20		300	294,183
WideOpenWest Finance LLC:
Term B Loan, 4.75%, 4/01/19		156	154,754
Term B-1 Loan 2013, 3.75%, 7/17/17		260	257,369
William Morris Endeavor Entertainment LLC (IMG Worldwide Holdings LLC):
Term Loan (First Lien), 5.25%, 5/06/21		164	158,318
Term Loan (Second Lien), 8.25%, 5/06/22		170	161,925

			15,465,840
Metals & Mining — 0.2%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.75%, 6/30/19		140	126,655
Novelis, Inc., Initial Term Loan, 3.75%, 3/10/17		249	245,182

			371,837
Multiline Retail — 0.2%
Evergreen Acqco 1 LP, New Term Loan, 5.00%, 7/09/19		418	403,924
Hudson’s Bay Co., Initial Term Loan (First Lien), 4.75%, 11/04/20		114	113,537

			517,461
Multi-Utilities — 0.0%
Power Borrower LLC, Initial Term Loan (Second Lien), 8.25%, 11/06/20		45	43,425

8	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.6%
American Energy — Utica LLC:
Incremental Tranche 1 Loan (Second Lien), 11.00%, 9/30/18	USD	85	$70,403
Incremental Tranche 2 (Second Lien), 11.00%, 9/30/18		85	70,413
Arch Coal, Inc., Term Loan, 6.25%, 5/16/18		594	490,547
Bronco Midstream Funding LLC, Term Loan, 5.00%, 8/15/20		317	291,423
EP Energy LLC (FKA Everest Acquisition LLC), Tranche B-3 Loan, 3.50%, 5/24/18		117	110,542
Fieldwood Energy LLC:
Closing Date Loan (Second Lien), 8.38%, 9/30/20		180	130,725
Closing Date Loan, 3.88%, 9/28/18		1,240	1,171,516
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		712	677,694
Southcross Energy Partners LP, Initial Term Loan, 5.25%, 8/04/21		284	260,889
Southcross Holdings Borrower LP, Term Loan, 6.00%, 8/04/21		229	202,532

			3,476,684
Personal Products — 0.2%
NBTY, Inc., Term B-2 Loan, 3.50%, 10/01/17		150	145,375
Prestige Brands, Inc., Term B-2 Loan, 4.50%, 9/03/21		198	197,223

			342,598
Pharmaceuticals — 2.1%
Akorn, Inc., Loan, 4.50%, 4/16/21		509	503,851
Amneal Pharmaceuticals LLC, Term Loan B, 5.00%-6.25%, 11/01/19		287	285,546
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 4.25%, 5/20/21		1,230	1,217,698
Endo Luxembourg Finance Co. I S.à r.l., 2014 Term B Loan, 3.25%, 3/01/21		94	91,210
Envision Acquisition Co. LLC, Initial Term Loan (First Lien), 5.75%, 11/04/20		237	235,815
inVentiv Health, Inc. (FKA Ventive Health, Inc.), Term B-3 Loan, 7.75%-8.50%, 5/15/18		120	119,162
Par Pharmaceutical Cos., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.00%, 9/30/19		1,208	1,172,386
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 3.50%, 12/11/19		149	147,809
Series D2 Term Loan B, 3.50%, 2/13/19		140	138,581
Series E1 Tranche B Term Loan, 3.50%, 8/05/20		707	699,015

			4,611,073
Professional Services — 2.5%
Ceridian HCM Holding, Inc., Initial Term Loan, 4.50%, 9/15/20		1,190	1,168,161
Connolly Intermediate, Inc.:
Initial Term Loan (First Lien), 5.00%, 5/14/21		871	860,830
Initial Term Loan (Second Lien), 8.00%, 5/13/22		600	592,500
EWT Holdings III Corp. (FKA WTG Holdings III Corp.), Term Loan (First Lien), 4.75%, 1/15/21		455	445,723
Koosharem LLC, Term Loan, 7.50%, 5/15/20		672	658,750
Redtop Acquisitions Ltd.:
Initial Dollar Term Loan (First Lien), 4.50%, 12/03/20		288	285,666
Initial Dollar Term Loan (Second Lien), 8.25%, 6/03/21		74	73,879

Floating Rate Loan Interests (b)		Par (000)	Value
Professional Services (concluded)
Trans Union LLC, 2014 Replacement Term Loan, 4.00%, 4/09/21	USD	1,310	$1,288,811

			5,374,320
Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, Tranche B Term Loan, 3.75%, 1/15/21		184	183,462
Real Estate Management & Development — 0.9%
CityCenter Holdings LLC, Term B Loan, 4.25%, 10/16/20		268	265,299
DTZ U.S. Borrower LLC (DTZ AUS Holdco PTY Ltd.), Initial Term Loan(First Lien), 5.50%, 11/04/21		500	497,181
Realogy Group LLC (FKA Realogy Corp.):
Extended Synthetic Commitment, 0.02%-4.40%, 10/10/16		9	8,572
Initial Term B Loan 2014, 3.75%, 3/05/20		1,195	1,168,060

			1,939,112
Road & Rail — 0.3%
The Hertz Corp., Tranche B-2 Term Loan, 3.50%, 3/11/18		448	434,850
SIRVA Worldwide, Inc., Loan, 7.50%, 3/27/19		147	145,901
Transtar Holding Co., Term Loan (First Lien), 5.75%, 10/09/18		166	163,973

			744,724
Semiconductors & Semiconductor Equipment — 1.2%
Avago Technologies Cayman Ltd. (Avago Technologies Holdings Luxembourg S.à r.l.), Term Loan, 3.75%, 5/06/21		1,607	1,599,565
Freescale Semiconductor, Inc.:
Tranche B4 Term Loan, 4.25%, 2/28/20		838	816,856
Tranche B5 Term Loan, 5.00%, 1/15/21		114	113,108

			2,529,529
Software — 3.5%
Applied Systems, Inc.:
Initial Term Loan (First Lien), 4.25%, 1/25/21		620	608,686
Initial Term Loan (Second Lien), 7.50%, 1/24/22		100	97,333
First Data Corp.:
2018 New Dollar Term Loan, 3.67%, 3/23/18		1,538	1,505,899
2018B Second New Term Loan, 3.67%, 9/24/18		305	297,833
Infor (U.S.), Inc. (FKA Lawson Software, Inc.):
Tranche B-3 Term Loan, 3.75%, 6/03/20		195	188,368
Tranche B-5 Term Loan, 3.75%, 6/03/20		931	902,384
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		419	425,669
Mitchell International, Inc.:
Initial Loan (Second Lien), 8.50%, 10/11/21		275	273,213
Initial Term Loan, 4.50%, 10/13/20		1,154	1,135,943
Regit Eins GmbH (TV Borrower US LLC), Dollar Term Loan (First Lien), 6.00%, 1/08/21		285	278,584
Sabre GLBL, Inc. (FKA Sabre, Inc.):
Incremental Term Loan, 4.50%, 2/19/19		313	307,188
Term B Loan, 4.00%, 2/19/19		211	206,636
Sophia LP, Term B-1 Loan, 4.00%, 7/19/18		891	878,615
SunGard Data Systems, Inc. (Solar Capital Corp.), Tranche E Term Loan, 4.00%, 3/08/20		100	99,117
TIBCO Software, Inc., Term Loan, 6.50%, 12/04/20		130	125,667

BLACKROCK FUNDS II	DECEMBER 31, 2014	9

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio
(Percentages shown are based on Net Assets)

Floating Rate Loan Interests (b)		Par (000)	Value
Software (concluded)
Websense, Inc., Loan (Second Lien), 8.25%, 12/24/20	USD	355	$339,025

			7,670,160
Specialty Retail — 2.4%
Academy Ltd., Initial Term Loan (2012), 3.17%-4.50%, 8/03/18		218	214,184
Armored AutoGroup, Inc. (FKA Viking Acquisition, Inc.), New Term Loan, 6.00%, 11/05/16		171	169,041
The Gymboree Corp., Term Loan, 5.00%, 2/23/18		29	18,555
J. Crew Group, Inc., Initial Loan, 4.00%, 3/05/21		687	645,533
Jo-Ann Stores, Inc., Term B Loan, 4.00%, 3/16/18		448	433,910
Michaels Stores, Inc.:
Incremental 2014 Term Loan, 4.00%, 1/28/20		549	538,338
Term B Loan, 3.75%, 1/28/20		394	385,221
National Vision, Inc., Initial Term Loan (First Lien), 4.00%-5.25%, 3/12/21		583	563,765
The Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		1,019	994,893
Party City Holdings, Inc., 2014 Replacement Term Loan, 4.00%-5.25%, 7/27/19		818	798,762
PetCo Animal Supplies, Inc., New Loans, 4.00%, 11/24/17		517	510,140

			5,272,342
Technology Hardware, Storage & Peripherals — 0.2%
CDW LLC (FKA CDW Corp.), Term Loan, 3.25%, 4/29/20		566	547,688
Textiles, Apparel & Luxury Goods — 0.9%
ABG Intermediate Holdings 2 LLC, Term Loan (First Lien), 5.50%, 5/27/21		422	419,703
Kate Spade & Co., Initial Term Loan, 4.00%, 4/09/21		898	865,207
Nine West Holdings, Inc., Initial Loan, 4.75%, 10/08/19		234	218,334
Polymer Group, Inc., Initial Loan, 5.25%, 12/19/19		376	369,580

			1,872,824
Trading Companies & Distributors — 2.0%
American Builders & Contractors Supply Co., Inc., Term B Loan, 3.50%, 4/16/20		747	722,544
GYP Holdings III Corp., Term Loan (First Lien), 4.75%, 4/01/21		453	438,577
HD Supply, Inc., Term Loan 2014, 4.00%, 6/28/18		1,473	1,456,590

Floating Rate Loan Interests (b)		Par (000)	Value
Trading Companies & Distributors (concluded)
Interline Brands, Inc., Term Loan (First Lien), 4.00%, 3/17/21	USD	561	$543,940
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		143	131,375
Solenis International LP (Solenis Holdings 3 LLC):
Initial Dollar Term Loan (First Lien), 4.25%, 7/31/21		603	586,892
Initial Term Loan (Second Lien), 7.75%, 7/31/22		540	521,910

			4,401,828
Wireless Telecommunication Services — 0.2%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan,, 3.25%, 3/24/21		388	379,237
Total Floating Rate Loan Interests — 72.4%			158,528,931

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.1%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (a)(b)		327	335,032

Preferred Stocks		Shares
Hotels, Restaurants & Leisure — 1.0%
Amaya Gaming Group, Inc. (Acquired 6/12/14, cost $1,789,697), 0.00% (c)(d)		1,942	2,189,723
Total Long-Term Investments (Cost — $219,212,308) — 98.6%			215,813,525

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (g)(h)		308,514	308,514
Total Short-Term Securities (Cost — $308,514) — 0.1%			308,514

Total Investments (Cost — $219,520,822*) — 98.7%			216,122,039
Other Assets Less Liabilities — 1.3%			2,845,393

Net Assets — 100.0%			$218,967,432

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$219,528,111

Gross unrealized appreciation	$1,537,787
Gross unrealized depreciation	(4,943,859)

Net unrealized depreciation	$(3,406,072)

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Non-income producing security.

(d)	Restricted security as to resale. As of report date, the Fund held restricted securities with a current value of $2,941,513 and an original cost of $2,148,526 which was 1.3% of its net assets.

(e)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

10	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	During the period ended December 31, 2014, Investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	17,011,354	(16,702,840)	308,514	$1,469

(h)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Sold	Issue	Exchange	Expiration		Notional Value	Unrealized Depreciation
(77)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	9,763,359	$(67,784)

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	46,000	USD	57,691	Goldman Sachs Bank USA	1/21/15	$(2,015)
USD	3,128,547	CAD	3,514,000	Barclays Bank PLC	1/21/15	105,333
USD	346,006	CAD	395,000	TD Securities, Inc.	1/21/15	6,174
USD	294,721	EUR	231,000	JPMorgan Chase Bank N.A.	1/21/15	15,135
USD	398,615	GBP	250,000	Barclays Bank PLC	1/21/15	9,030
Total						$133,657

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,870,552	—	$1,870,552
Common Stocks	$751,790	27,374	—	779,164
Corporate Bonds	—	52,110,123	—	52,110,123
Floating Rate Loan Interests	—	147,613,411	$10,915,520	158,528,931
Non-Agency Mortgage-Backed Securities	—	335,032	—	335,032

BLACKROCK FUNDS II	DECEMBER 31, 2014	11

Schedule of Investments (continued)	BlackRock Secured Credit Portfolio

	Level 1	Level 2	Level 3	Total
Preferred Securities	—	—	2,189,723	2,189,723
Short-Term Securities	$308,514	—	—	308,514
Unfunded Floating Rate Loan Interests[1]	—	—	2,901	2,901

Total	$1,060,304	$201,956,492	$13,108,144	$216,124,940

[1] Unfunded floating rate loan interests are valued at the unrealized appreciation/depreciation on the commitment.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$135,672	—	$135,672
Liabilities:
Foreign currency exchange contracts	—	(2,015)	—	(2,015)
Interest rate contracts	$(67,784)	—	—	(67,784)

Total	$(67,784)	$133,657	—	$65,873

[1]    Derivative financial instruments are financial futures contracts and forward foreign currency exchange contracts. Financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of December 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$95,000	—	—	$95,000
Liabilities:
Bank overdraft	—	$(519,327)	—	(519,327)
Foreign bank overdraft	—	(48,104)	—	(48,104)

Total	$95,000	$(567,431)	—	$(472,431)

There were no transfers between Level 1 and Level 2 during the period ended December 31, 2014.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Floating Rate Loan Interests	Preferred Securities	Unfunded Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of September 30, 2014	$12,454,900	$2,429,694	—	$14,884,594
Transfers into Level 3[2]	3,790,037	—	—	3,790,037
Transfers out of Level 3[3]	(6,731,064)	—	—	(6,731,064)
Accrued discounts/premiums	3,480	—	—	3,480
Net realized gain (loss)	(6,710)	—	—	(6,710)
Net change in unrealized appreciation/depreciation[4]	(277,648)	(239,971)	$2,901	(514,718)
Purchases	2,854,486	—	—	2,854,486
Sales	(1,171,961)	—	—	(1,171,961)

Closing Balance, as of December 31, 2014	10,915,520	$2,189,723	$2,901	$13,108,144

Net change in unrealized appreciation/depreciation on investments still held at December 31, 2014[4]	(276,816)	$(239,971)	$2,901	$(513,886)

[2]    As of September 30, 2014, the Fund used observable inputs in determining the value of certain investments. As of December 31, 2014, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $3,790,037 transferred from Level 2 to Level 3 in the disclosure hierarchy.

[3]    As of September 30, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of December 31, 2014, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,731,064 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[4]    Any difference between net change in unrealized appreciation/depreciation and net change in unrealized appreciation/depreciation on investments still held at December 31, 2014 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

12	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock Secured Credit Portfolio

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of December 31, 2014. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $12,652,744.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Floating Rate Loan Interests	$455,400	Discounted Cash Flow	Internal Rate of Return[1]	10.00%

[1]	Increase in unobservable input may result in a significant decrease to value, while a decrease in the unobservable input may result in a significant increase to value.

BLACKROCK FUNDS II	DECEMBER 31, 2014	13

Schedule of Investments December 31, 2014 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class A1, 1.76%, 5/20/26 (a)(b)	USD	4,500	$4,464,674
Conseco Financial Corp., Series 1997-5, Class A7, 7.13%, 5/15/29 (b)		28	28,278
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.33%, 8/15/25 (a)(b)		5,800	5,673,288
Fannie Mae REMIC Trust, Series 1996-W1, Class AL, 7.25%, 3/25/26 (b)		28	30,059
OCP CLO Ltd., Series 2012-2A, Class A2, 1.71%, 11/22/23 (a)(b)		7,300	7,260,474
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 1.35%, 4/20/25 (a)(b)		4,500	4,411,644
Prestige Auto Receivables Trust, Series 2013-1A, Class A2, 1.09%, 2/15/18 (a)		2,182	2,184,625
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 1.73%, 4/20/26 (a)(b)		4,100	4,056,853
Total Asset-Backed Securities — 3.3%			28,109,895

Corporate Bonds
Banks — 9.7%
The Bank of Nova Scotia, 1.75%, 3/22/17 (a)		5,601	5,658,517
Canadian Imperial Bank of Commerce, 2.75%, 1/27/16 (a)		20,800	21,235,906
The Toronto-Dominion Bank:
1.63%, 9/14/16 (a)		34,825	35,231,234
1.50%, 3/13/17 (a)		19,399	19,548,896

			81,674,553
Total Corporate Bonds — 9.7%			81,674,553

Foreign Government Obligations — 1.8%
Italy — 1.8%
Buoni Poliennali Del Tesoro, 2.35%, 9/15/19	EUR	10,237	14,815,624

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 1.8%
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.66%, 7/05/33 (a)(b)	USD	6,500	6,468,938
GS Mortgage Securities Trust:
Series 2013-GC16, Class A4, 4.27%, 11/10/46		4,100	4,494,113
Series 2014-GC18, Class A4, 4.07%, 1/10/47		4,100	4,414,134

			15,377,185
Interest Only Commercial Mortgage-Backed Securities — 1.6%
Commercial Mortgage Pass-Through Certificates:
Series 2012-CR5, Class XA, 1.90%, 12/10/45 (b)		58,398	5,516,436
Series 2013-CR7, Class XA, 1.54%, 3/10/46 (b)		32,707	2,658,594
Series 2014-CR14, Class XA, 0.90%, 2/10/47 (b)		12,456	610,738
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XA, 1.57%, 4/15/46 (b)		38,886	3,340,505
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 0.89%, 5/25/36 (a)(b)		1,067	21,331

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (concluded)
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.46%, 3/15/47 (b)	USD	14,058	$1,183,969

			13,331,573
Total Non-Agency Mortgage-Backed Securities — 3.4%			28,708,758

Project Loans — 0.0%
Federal Housing Authority, USGI Project, Series 56, 7.46%, 1/01/23		29	27,600

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.2%
Federal Home Loan Bank:
1.95%, 7/24/18		15,835	15,920,778
4.00%, 4/10/28		4,100	4,484,338
Freddie Mac, 4.38%, 7/17/15		6,100	6,236,323
Small Business Administration Participation Certificates:
Series 1996-20H, 7.25%, 8/01/16		53	54,741
Series 1996-20J, 7.20%, 10/01/16		62	64,279
Series 1998-20J, Class 1, 5.50%, 10/01/18		172	179,192

			26,939,651
Collateralized Mortgage Obligations — 0.4%
Fannie Mae:
Series 2002-T6, Class A1, 3.31%, 2/25/32		103	105,585
Series 2014-27, Class VC, 4.00%, 5/25/31		3,236	3,498,889

			3,604,474
Interest Only Collateralized Mortgage Obligations — 0.1%
Freddie Mac:
Series 4301, Class SD, 5.94%, 7/15/37 (b)		1,058	177,072
Series 4307, Class SE, 5.94%, 9/15/36 (b)		897	148,697

			325,769
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Ginnie Mae:
Series 2005-9, Class IO, 0.00%, 1/16/45 (b)		12,465	270,986
Series 2005-50, Class IO, 0.00%, 6/16/45 (b)		7,416	144,732
Series 2006-30, Class IO, 0.00%, 5/16/46 (b)		5,682	373,673

			789,391
Mortgage-Backed Securities — 88.4%
Fannie Mae Mortgage-Backed Securities:
2.23%, 10/01/42 (b)		1,515	1,572,357
2.50%, 1/01/30 (c)		8,900	9,061,314
3.00%, 5/01/29-1/01/45 (c)		66,063	67,414,640
3.18%, 12/01/40 (b)		1,177	1,234,612
3.34%, 6/01/41 (b)		1,792	1,888,582
3.50%, 11/01/28-1/01/45 (b)(c)		78,518	82,342,736
4.00%, 1/01/25-1/01/45		60,439	65,014,817

BLACKROCK FUNDS II	DECEMBER 31, 2014	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities		Par (000)		Value
Mortgage-Backed Securities (concluded)
4.50%, 2/01/25-1/01/45 (c)	USD	152,909		$165,996,683
5.00%, 11/01/32-1/01/45		25,959		28,763,214
5.50%, 2/01/35-1/01/45 (c)		10,121		11,400,030
6.00%, 5/01/33-6/01/41		9,654		10,996,861
6.50%, 5/01/40		3,892		4,432,140
Freddie Mac Mortgage-Backed Securities:
2.92%, 6/01/42 (b)		1,132		1,171,961
3.00%, 1/01/43-8/01/43		19,794		20,030,446
3.50%, 1/01/30-9/01/44 (c)		18,271		19,122,268
4.00%, 1/01/30-1/01/45 (c)		24,037		25,614,432
4.50%, 2/01/39-1/01/45 (c)		10,163		11,028,941
5.00%, 7/01/35-1/01/45 (c)		7,084		7,837,104
5.50%, 6/01/41-1/01/45 (c)		5,438		6,078,198
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/45 (c)		40,000		40,905,000
3.50%, 2/15/42-1/15/45 (c)		38,356		40,369,681
4.00%, 9/20/40-1/15/45 (c)		79,359		85,263,706
4.50%, 5/20/41-1/15/45 (c)		22,031		24,149,862
5.00%, 12/15/38-1/15/45 (c)		10,217		11,359,538
7.00%, 6/15/23-3/15/24		—	(d)	243

				743,049,366
Total U.S. Government Sponsored Agency Securities — 92.2%				774,708,651

U.S. Treasury Obligations
U.S. Treasury Bonds:
7.50%, 11/15/24		5,162		7,628,465
6.63%, 2/15/27		7,178		10,468,668
4.75%, 2/15/37		2,681		3,698,313
4.63%, 2/15/40		18,974		25,792,781
3.00%, 11/15/44		36,291		38,139,066
U.S. Treasury Inflation Indexed Bonds:
1.38%, 2/15/44		1,619		1,832,182
U.S. Treasury Inflation Indexed Notes:
0.63%, 1/15/24		5,995		6,020,322
U.S. Treasury Notes:
0.25%, 2/15/15		3,347		3,347,653
0.38%, 2/15/16 (e)		133,146		133,198,060
0.50%, 11/30/16 (e)		69,959		69,784,003
1.00%, 12/15/17 (e)		32,295		32,219,201
1.50%, 11/30/19 (e)		39,095		38,847,309
3.63%, 2/15/21 (e)		44,833		49,386,329
1.88%, 11/30/21		52,900		52,590,059
2.00%, 2/15/22		5,564		5,577,910
2.38%, 8/15/24		1,517		1,545,394
2.25%, 11/15/24 (e)		38,275		38,532,069
Total U.S. Treasury Obligations — 61.7%				518,607,784
Total Long-Term Investments (Cost — $1,440,035,976) — 172.1%				$1,446,652,865

		Shares	Value
Money Market Funds — 0.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.04% (f)(g)		4,099,872	$4,099,872
Total Short-Term Securities (Cost — $4,099,872) — 0.5%			4,099,872

Options Purchased
(Cost — $2,941,238) — 0.3%			2,371,153
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $1,447,077,086*) — 172.9%			1,453,123,890

TBA Sale Commitments (c)		Par (000)
Fannie Mae Mortgage-Backed Securities:
2.50%, 1/01/30	USD	2,000	(2,036,250)
3.00%, 1/01/30-1/01/45		44,700	(45,297,614)
3.50%, 1/01/30-1/01/45		59,250	(61,979,559)
4.00%, 1/01/30-1/01/45		59,075	(62,985,471)
4.50%, 1/01/30-1/01/45		55,600	(60,265,151)
5.00%, 1/01/45		24,450	(27,012,952)
5.50%, 1/01/45		2,500	(2,796,485)
6.00%, 1/01/45		1,800	(2,041,242)
Freddie Mac Mortgage-Backed Securities:
3.00%, 1/01/45		4,600	(4,646,718)
3.50%, 1/01/45		10,600	(11,021,515)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 1/15/45		6,200	(6,340,275)
3.50%, 1/15/45		20,800	(21,833,500)
4.00%, 1/15/45		61,300	(65,724,376)
4.50%, 1/15/45		6,500	(7,102,012)
5.00%, 1/15/45		1,700	(1,861,068)
Total TBA Sale Commitments (Proceeds — $381,737,263) — (45.6)%			(382,944,188)

Options Written
(Premiums Received — $5,565,551) — (0.7)%			(5,722,174)

Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 126.6%			1,064,457,528
Liabilities in Excess of Other Assets — (26.6)%			(223,851,659)

Net Assets — 100.0%			$840,605,869

Notes to Schedule of Investments

*	As of December 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,429,404,676

Gross unrealized appreciation	$39,722,264
Gross unrealized depreciation	(16,003,050)

Net unrealized appreciation	$23,719,214

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

(b)	Variable rate security. Rate shown is as of report date.

(c)	Represents or includes a TBA transaction. As of December 31, 2014, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$312,727	$1,594
BNP Paribas Securities Corp.	$2,682,002	$10,127
Citigroup Global Markets, Inc.	$(9,018,354)	$(46,588)
Credit Suisse Securities (USA) LLC	$(14,446,097)	$(64,884)
Deutsche Bank Securities, Inc.	$(12,607,514)	$2,776
Goldman Sachs & Co.	$19,432,849	$165,877
J.P. Morgan Securities LLC	$(47,554,489)	$(383,013)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$2,939,115	$57,521
Morgan Stanley & Co. LLC	$(28,590,299)	$(56,142)
Nomura Securities International, Inc.	$(735,492)	$(55)
Wells Fargo Securities, LLC	$(318,621)	$(27)

(d)	Amount is less than $500.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	During the period ended December 31, 2014, investments in issuers considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at September 30, 2014	Net Activity	Shares Held at December 31, 2014	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	4,319,883	(220,011)	4,099,872	$7,501	$1,305

(g)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	As of December 31, 2014, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.12%	4/21/14	Open	$16,425,000	$16,438,906
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.09%	10/28/14	Open	112,280,000	112,297,965
Credit Suisse Securities (USA) LLC	0.19%	12/18/14	12/31/22	8,922,000	9,060,157
RBC Capital Markets, LLC	(0.05%)	12/19/14	Open	36,315,000	36,314,496
BNP Paribas Securities Corp.	(0.20%)	12/31/14	1/02/15	69,784,003	69,783,228
Deutsche Bank Securities, Inc.	(0.20%)	12/31/14	1/02/15	30,922,500	30,922,156
Merrill Lynch, Pierce, Fenner & Smith, Inc.	(1.80%)	12/31/14	1/02/15	38,899,226	38,895,336
Total				$313,547,729	$313,712,244

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of December 31, 2014, financial futures contracts outstanding were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
83	Australian Government Bonds (3 Year)	Sydney	March 2015	USD	7,540,587	$28,439
133	Australian Government Bonds (10 Year)	Sydney	March 2015	USD	13,914,139	170,705
(263)	U.S. Treasury Notes (2 Year)	Chicago Board of Trade	March 2015	USD	57,490,156	76,032
1,044	U.S. Treasury Notes (5 Year)	Chicago Board of Trade	March 2015	USD	124,162,593	(269,083)
(681)	U.S. Treasury Notes (10 Year)	Chicago Board of Trade	March 2015	USD	86,348,672	105,215
10	U.S. Treasury Bonds (30 Year)	Chicago Board of Trade	March 2015	USD	1,445,625	33,477
(82)	U.S. Ultra Treasury Bonds	Chicago Board of Trade	March 2015	USD	13,545,375	(586,472)
(219)	Three Month Sterling	NYSE Liffe	December 2015	USD	42,316,890	(73,891)
(379)	Euro Dollar Futures	Chicago Mercantile	March 2016	USD	93,631,950	39,549
(124)	Euro Dollar Futures	Chicago Mercantile	June 2016	USD	30,556,700	7,366

BLACKROCK FUNDS II	DECEMBER 31, 2014	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of December 31, 2014, financial futures contracts outstanding were as follows: (concluded)

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(124)	Euro Dollar Futures	Chicago Mercantile	September 2016	USD	30,483,850	$3,942
(254)	Euro Dollar Futures	Chicago Mercantile	December 2016	USD	62,312,550	66,145
(3)	Euro Dollar Futures	Chicago Mercantile	March 2017	USD	734,775	225
(3)	Euro Dollar Futures	Chicago Mercantile	June 2017	USD	733,650	87
(3)	Euro Dollar Futures	Chicago Mercantile	September 2017	USD	732,788	(56)
(3)	Euro Dollar Futures	Chicago Mercantile	December 2017	USD	732,000	328
Total						$(397,992)

•	As of December 31, 2014, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CLP	93,176,000	USD	152,000	Credit Suisse International	1/13/15	$1,287
USD	152,000	CLP	93,252,000	Credit Suisse International	1/13/15	(1,412)
USD	74,000	ZAR	860,594	Bank of America N.A.	1/13/15	(237)
USD	20,000	ZAR	233,500	BNP Paribas S.A.	1/13/15	(142)
USD	28,200	ZAR	326,864	BNP Paribas S.A.	1/13/15	4
USD	35,000	ZAR	409,393	BNP Paribas S.A.	1/13/15	(315)
USD	50,000	ZAR	591,640	BNP Paribas S.A.	1/13/15	(1,036)
USD	92,000	ZAR	1,035,499	BNP Paribas S.A.	1/13/15	2,676
USD	482,000	ZAR	5,655,771	BNP Paribas S.A.	1/13/15	(5,879)
USD	56,000	ZAR	647,088	Citibank N.A.	1/13/15	181
USD	20,000	ZAR	233,911	Morgan Stanley Capital Services LLC	1/13/15	(178)
ZAR	352,830	USD	30,000	BNP Paribas S.A.	1/13/15	436
ZAR	352,850	USD	30,000	BNP Paribas S.A.	1/13/15	438
ZAR	461,540	USD	40,000	BNP Paribas S.A.	1/13/15	(187)
ZAR	467,788	USD	40,000	BNP Paribas S.A.	1/13/15	352
ZAR	4,401,475	USD	377,000	BNP Paribas S.A.	1/13/15	2,680
ZAR	432,615	USD	37,000	JPMorgan Chase Bank N.A.	1/13/15	318
USD	3,189,346	EUR	2,513,000	BNP Paribas S.A.	1/21/15	147,787
USD	8,883,456	EUR	6,962,775	JPMorgan Chase Bank N.A.	1/21/15	456,202
USD	1,444,934	EUR	1,140,000	Royal Bank of Scotland PLC	1/21/15	65,158
USD	2,265,325	EUR	1,814,000	UBS AG	1/21/15	69,787
INR	32,154,025	USD	515,000	JPMorgan Chase Bank N.A.	2/18/15	(10,758)
USD	515,000	INR	32,187,500	Deutsche Bank AG	2/18/15	10,233
USD	4,278,069	AUD	5,219,812	Morgan Stanley Capital Services LLC	3/18/15	40,491
USD	4,310,000	CAD	4,996,380	Royal Bank of Canada	3/18/15	16,762
USD	6,873,856	EUR	5,515,000	Morgan Stanley Capital Services LLC	3/18/15	195,706
USD	4,435,000	JPY	525,836,662	State Street Bank and Trust Co.	3/18/15	41,888
Total						$1,032,242

•	As of December 31, 2014, exchange-traded options purchased were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Euro Dollar 90-Day	Put	USD	98.50	3/13/15	932	$93,200
Euro Dollar 90-Day	Put	USD	98.75	3/13/15	343	94,325
Euro Dollar 90-Day	Put	USD	99.63	3/16/15	464	11,600
Euro Dollar 90-Day	Put	USD	99.25	6/15/15	74	2,775
Total						$201,900

4	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•	As of December 31, 2014, OTC barrier options purchased were as follows:

Description	Counterparty	Strike Price		Barrier Price/Range		Expiration Date	Notional Amount (000)		Market Value
EUR Currency	Citibank N.A.	USD	1.17	USD	1.17	5/08/15	EUR	465	$123,968
USD Currency	Deutsche Bank AG	CHF	1.03	CHF	1.03	5/18/15	USD	225	61,108
USD Currency	Deutsche Bank AG	CHF	1.04	CHF	1.04	5/18/15	USD	115	25,991
Total									$211,067

•	As of December 31, 2014, OTC interest rate swaptions purchased were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	2.52%	Receive	3-month LIBOR	9/23/15	USD	44,400	$1,146,230
5-Year Interest Rate Swap	Citibank N.A.	Call	2.53%	Receive	3-month LIBOR	9/30/15	USD	13,965	361,825
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.30%	Pay	6-month EURIBOR	1/20/15	EUR	8,995	32
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.30%	Pay	6-month EURIBOR	1/20/15	EUR	8,065	28
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.36%	Pay	6-month EURIBOR	1/21/15	EUR	8,410	13
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.33%	Pay	6-month EURIBOR	1/29/15	EUR	8,165	162
5-Year Interest Rate Swap	Deutsche Bank AG	Put	2.52%	Pay	3-month LIBOR	9/23/15	USD	44,400	304,731
5-Year Interest Rate Swap	Citibank N.A.	Put	2.53%	Pay	3-month LIBOR	9/30/15	USD	13,965	98,706
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-month LIBOR	3/20/17	USD	7,000	46,459
Total									$1,958,186

•	As of December 31, 2014, OTC interest rate swaptions written were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Call	2.00%	Pay	3-month LIBOR	2/17/15	USD	5,000	$(6,424)
10-Year Interest Rate Swap	Barclays Bank PLC	Call	1.90%	Pay	3-month LIBOR	4/16/15	USD	4,000	(9,163)
10-Year Interest Rate Swap	Credit Suisse International	Call	1.90%	Pay	3-month LIBOR	4/16/15	USD	4,000	(9,163)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.50%	Pay	3-month LIBOR	5/22/15	USD	8,100	(178,823)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.02%	Pay	3-month LIBOR	9/23/15	USD	48,000	(2,667,480)
10-Year Interest Rate Swap	Citibank N.A.	Call	3.00%	Pay	3-month LIBOR	9/30/15	USD	7,403	(403,086)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Call	2.40%	Pay	3-month LIBOR	12/21/15	USD	5,000	(108,130)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	2.60%	Pay	3-month LIBOR	12/21/15	USD	16,200	(494,213)
10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.45%	Pay	3-month LIBOR	5/09/16	USD	8,700	(723,506)
10-Year Interest Rate Swap	Goldman Sachs Bank USA	Put	2.80%	Receive	3-month LIBOR	2/17/15	USD	5,000	(2,038)
10-Year Interest Rate Swap	Barclays Bank PLC	Put	2.90%	Receive	3-month LIBOR	4/16/15	USD	4,000	(7,560)
10-Year Interest Rate Swap	Credit Suisse International	Put	2.90%	Receive	3-month LIBOR	4/16/15	USD	4,000	(7,560)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	3.50%	Receive	3-month LIBOR	5/22/15	USD	8,100	(3,448)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.02%	Receive	3-month LIBOR	9/23/15	USD	48,000	(392,866)
10-Year Interest Rate Swap	Citibank N.A.	Put	3.00%	Receive	3-month LIBOR	9/30/15	USD	7,403	(65,297)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.60%	Receive	3-month LIBOR	12/21/15	USD	16,200	(420,547)
10-Year Interest Rate Swap	JPMorgan Chase Bank N.A.	Put	2.70%	Receive	3-month LIBOR	12/21/15	USD	5,000	(110,727)

BLACKROCK FUNDS II	DECEMBER 31, 2014	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of December 31, 2014, OTC interest rate swaptions written were as follows: (concluded)

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Deutsche Bank AG	Put	3.45%	Receive	3-month LIBOR	5/09/16	USD	8,700	$(93,345)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-month LIBOR	3/20/17	USD	14,000	(18,798)
Total									$(5,722,174)

•	As of December 31, 2014, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
1.50%[1]	3-month LIBOR	Chicago Mercantile	1/06/15[2]	2/28/19	USD	27,100	$112,924
1.66%[1]	3-month LIBOR	Chicago Mercantile	4/06/15[2]	5/31/19	USD	32,600	107,480
2.85%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/13/24	USD	3,300	(208,959)
2.88%[1]	3-month LIBOR	Chicago Mercantile	N/A	2/14/24	USD	4,100	(270,906)
2.64%[3]	3-month LIBOR	Chicago Mercantile	N/A	7/18/24	USD	5,300	240,905
2.43%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/05/24	USD	500	(7,691)
2.43%[1]	3-month LIBOR	Chicago Mercantile	N/A	12/05/24	USD	500	(7,759)
2.28%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/12/24	USD	500	538
2.27%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/12/24	USD	500	241
2.23%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/16/24	USD	500	(1,783)
2.23%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/16/24	USD	500	(1,852)
2.25%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/17/24	USD	1,000	(1,434)
2.19%[3]	3-month LIBOR	Chicago Mercantile	N/A	12/18/24	USD	1,500	(11,680)
2.99%[1]	3-month LIBOR	Chicago Mercantile	3/31/15[2]	5/15/40	USD	5,100	(275,548)
Total							$(325,524)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Forward swap.

[3]	Fund pays the floating rate and receives the fixed rate.

•	As of December 31, 2014, OTC total return swaps outstanding were as follows:

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	4,130	$743	$(2,719)	$3,462
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Citibank N.A.	1/12/39	USD	2,893	522	(26,414)	26,936
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/39	USD	3,532	(636)	(41,584)	40,948
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	5,447	(981)	(62,435)	61,454
Return on Markit IOS 6.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	JPMorgan Chase Bank N.A.	1/12/39	USD	5,148	(927)	(46,250)	45,323
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	635	1,084	3,826	(2,742)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/41	USD	336	574	4,884	(4,310)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Bank of America N.A.	1/12/41	USD	299	(510)	12	(522)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Barclays Bank PLC	1/12/41	USD	299	(510)	(1,465)	955

6	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

As of December 31, 2014, OTC total return swaps outstanding were as follows: (concluded)

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/41	USD	635	$1,084	$3,528	$(2,444)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	336	(574)	(1,879)	1,305
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/41	USD	336	(574)	33	(607)
Return on Markit IOS 4.50%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	USD	336	(574)	(512)	(62)
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Goldman Sachs Bank USA	1/12/41	USD	324	(518)	(2,307)	1,789
Return on Markit IOS 5.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/41	USD	324	517	4,211	(3,694)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Bank of America N.A.	1/12/44	USD	353	2,296	2,695	(399)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	618	(4,017)	(7,645)	3,628
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	618	4,017	3,096	921
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	618	(4,017)	(4,635)	618
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	618	4,017	4,272	(255)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Credit Suisse International	1/12/44	USD	353	(602)	(3,354)	2,752
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Credit Suisse International	1/12/44	USD	353	2,295	3,704	(1,409)
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Goldman Sachs Bank USA	1/12/44	USD	353	2,296	1,990	306
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/44	USD	353	(2,296)	(3,944)	1,648
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/44	USD	353	(2,295)	(3,740)	1,445
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/44	USD	353	(2,295)	(3,409)	1,114
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Morgan Stanley Capital Services LLC	1/12/44	USD	353	2,295	2,143	152
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[1]	Morgan Stanley Capital Services LLC	1/12/44	USD	265	(1,722)	(3,711)	1,989
Return on Markit IOS 4.00%, 30-year, fixed rate Fannie Mae	1-month LIBOR[2]	Morgan Stanley Capital Services LLC	1/12/44	USD	265	1,721	1,855	(134)
Total						$413	$(179,754)	$180,167

[1]	Fund pays the floating rate and receives the total return of the reference entity.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

BLACKROCK FUNDS II	DECEMBER 31, 2014	7

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$28,109,895	—	$28,109,895
Corporate Bonds	—	81,674,553	—	81,674,553
Foreign Government Obligations	—	14,815,624	—	14,815,624
Non-Agency Mortgage-Backed Securities	—	28,687,427	$21,331	28,708,758
Project Loans	—	—	27,600	27,600
U.S. Government Sponsored Agency Securities	—	774,708,651	—	774,708,651
U.S. Treasury Obligations	—	518,607,784	—	518,607,784
Short-Term Securities:
Money Market Funds	$4,099,872	—	—	4,099,872
Options Purchased:
Foreign Currency Exchange Contracts	—	211,067	—	211,067
Interest Rate Contracts	201,900	1,958,186	—	2,160,086
Liabilities:
Investments:
TBA Sale Commitments	—	(382,944,188)	—	(382,944,188)

Total	$4,301,772	$1,065,828,999	$48,931	$1,070,179,702

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$1,052,386	—	$1,052,386
Interest rate contracts	$531,510	658,833	—	1,190,343
Liabilities:
Foreign currency exchange contracts	—	(20,144)	—	(20,144)
Interest rate contracts	(929,502)	(6,526,364)	—	(7,455,866)

Total	$(397,992)	$(4,835,289)	—	$(5,233,281)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

8	BLACKROCK FUNDS II	DECEMBER 31, 2014

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of December 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$370,829	—	—	$370,829
Foreign currency at value	245,401	—	—	$245,401
Cash pledged for financial futures contracts	1,542,000	—	—	1,542,000
Cash pledged as collateral for OTC derivatives	3,200,000	—	—	3,200,000
Cash pledged for centrally cleared swaps	1,013,000	—	—	1,013,000
Liabilities:
Reverse repurchase agreements	—	$(313,712,244)	—	(313,712,244)

Total	$6,371,230	$(313,712,244)	—	$(307,341,014)

During the period ended December 31, 2014, there were no transfers between Levels.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	DECEMBER 31, 2014	9

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: February 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: February 23, 2015